                                                           File Number 33-79534

                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549


                                    FORM N-4
               REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                       Pre-Effective Amendment Number
                      Post-Effective Amendment Number 9


                                     and/or


            REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment Number 9


                          GROUP VARIABLE ANNUITY ACCOUNT
                          ------------------------------
                           (Exact Name of Registrant)


                         Minnesota Life Insurance Company
              (formerly The Minnesota Mutual Life Insurance Company)
               ----------------------------------------------------
                               (Name of Depositor)


              400 Robert Street North, St. Paul, Minnesota 55101-2098
              -------------------------------------------------------
               (Depositor's Principal Executive Offices) (Zip Code) Depositor's Telephone Number, Including Area Code: (651) 665-3500


         Dennis E. Prohofsky                              Copy to:
        Senior Vice President,                     J. Sumner Jones, Esq.
     General Counsel and Secretary                 Jones & Blouch L.L.P.
          Minnesota Life                     1025 Thomas Jefferson Street, N.W.
        Insurance Company                              Suite 410 East
        400 Robert Street North                     Washington, D.C. 20007
     St. Paul, Minnesota 55101-2098
 (Name and Address of Agent for Service)


IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (check appropriate box)


       immediately upon filing pursuant to paragraph (b) of Rule 485
   ---
    X  on May 1, 2000, pursuant to paragraph (b) of Rule 485
   ---
       60 days after filing pursuant to paragraph (a)(1) of Rule 485
   ---
       on (date) pursuant to paragraph (a)(1) of Rule 485
   ---


IF APPROPRIATE, CHECK THE FOLLOWING BOX:

   ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.



                      TITLE OF SECURITIES BEING REGISTERED
                        Group Variable Annuity Contracts

                                     PART A

                       INFORMATION REQUIRED IN A PROSPECTUS

                       GROUP VARIABLE ANNUITY ACCOUNT

                     CROSS REFERENCE SHEET TO PROSPECTUS


                                    Form N-4

  Item
 Number       Caption in prospectus
--------      ---------------------

   1.         Cover Page

   2.         Definitions

   3.         Synopsis

   4.         Condensed Financial Information - Appendix

   5.         General Descriptions

   6.         Contract Deductions

   7.         Description of the Contracts

   8.         Annuity Period

   9.         Death Benefit

  10.         Crediting Accumulation Units

  11.         Withdrawals and Surrender

  12.         Federal Tax Status

  13.         Not Applicable

  14.         Table of Contents of the Statement of Additional Information

                       GROUP VARIABLE ANNUITY PROSPECTUS

                        MINNESOTA LIFE INSURANCE COMPANY
                               ("MINNESOTA LIFE")

                            400 Robert Street North
                         St. Paul, Minnesota 55101-2098

                           Telephone: 1-800-362-3141

                         http://www.minnesotamutual.com


This Prospectus describes a group deferred, flexible payment, variable annuity contract ("the contract") offered by Minnesota Life Insurance Company. The contract may be used in connection with certain retirement programs including deferred compensation plans of state and local governments as provided in Sections 457 and 403 of the Internal Revenue Code ("Code").



Your contract values are invested in our Group Variable Annuity Account. The Group Variable Annuity Account invests in shares of the:



    -  Advantus Series Fund, Inc.



             - All portfolios (Maturing Government Bond portfolios available only to contracts issued prior to May 1, 2000);



and the "Underlying Funds":



    -  Long-Term Corporate Portfolio of Vanguard Fixed Income Securities
       Fund, Inc.



    -  Vanguard/Wellington Fund, Inc.



    -  Scudder International Fund, a series of Scudder International Fund, Inc.



    -  Janus Twenty Fund, a series of the Janus Investment Fund



    - Fidelity Contrafund-Registered Trademark- (available only to contracts issued prior to May 1, 1998)


Your contract's accumulation value and the amount of each variable annuity payment will vary in accordance with the performance of the Fund investment portfolio(s) ("Portfolio(s)") you select. You bear the entire investment risk for any amounts you allocate to those Portfolios.


This Prospectus includes the information you should know before purchasing a contract. You should read it and keep it for future reference. A Statement of Additional Information, bearing the same date, which contains further contract information, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. A copy of the Statement of Additional Information may be obtained without charge by calling 1-800-362-3141, or by writing to us at our office at 400 Robert Street North, St. Paul, Minnesota 55101-2098. The table of contents may be found at the end of this Prospectus.



  THIS PROSPECTUS IS NOT VALID UNLESS ATTACHED TO A CURRENT PROSPECTUS OF THE
     ADVANTUS SERIES FUND, INC. AND/OR ACCOMPANIED BY THE UNDERLYING FUNDS
                                 PROSPECTUSES.


  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
   EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR
     ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A
                               CRIMINAL OFFENSE.

  THIS PROSPECTUS SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.


 The date of this Prospectus and of the Statement of Additional Information is:
                                  May 1, 2000

                 THIS PROSPECTUS IS NOT AN OFFERING IN ANY JURISDICTION IN WHICH THE OFFERING WOULD BE UNLAWFUL. WE HAVE NOT AUTHORIZED ANY DEALER, SALESMAN OR OTHER PERSON TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THE PROSPECTUS AND, IF GIVEN OR MADE, YOU SHOULD NOT RELY ON THEM.

              TABLE OF CONTENTS

                 DEFINITIONS                                                   1

                 SYNOPSIS                                                      3

                 EXPENSE TABLE                                                 6


                 CONDENSED FINANCIAL INFORMATION AND FINANCIAL STATEMENTS      9


                 GENERAL DESCRIPTIONS                                         10
                            Minnesota Life Insurance Company                  10
                            Group Variable Annuity Account                    10
                            The Funds                                         10

                            Additions, Deletions or Substitutions             12



                     CONTRACT CHARGES                                         13


                            Sales Charges                                     13


                            Mortality and Expense Risk Charges                13


                            Contract Administrative Charge                    14


                            Premium Taxes                                     14


                            Contract Fee                                      15


                            Portfolio Charges                                 15



                     DESCRIPTION OF THE CONTRACTS                             15



                     ANNUITY PERIOD                                           20



                     DEATH BENEFIT                                            25



                     CREDITING ACCUMULATION UNITS                             25



                     WITHDRAWALS AND SURRENDER                                29



                     DISTRIBUTION                                             30



                     VOTING RIGHTS                                            30



                     FEDERAL TAX STATUS                                       31



                     PERFORMANCE DATA                                         37



                     REGISTRATION STATEMENT                                   37



                     STATEMENT OF ADDITIONAL INFORMATION                      37


                     APPENDIX A -- CONDENSED FINANCIAL INFORMATION           A-1

                     APPENDIX B -- TYPES OF QUALIFIED PLANS                  B-1

DEFINITIONS

As used in this Prospectus, the following terms have the indicated meanings:

ACCUMULATION UNIT: an accounting device used to determine the value of a Contract before annuity payments begin.

ACCUMULATION VALUE: the sum of the values under a Contract in the General Account and in the Group Variable Annuity Account. Accumulation values may also be determined with respect to each Participant's interest in the Contract.

ANNUITY: a series of payments for life; for life with a minimum number of payments guaranteed; for the joint lifetime of the annuitant and another person and thereafter during the lifetime of the survivor; or for a period certain.

ANNUITY UNIT: an accounting device used to determine the amount of annuity payments.

CERTIFICATE: a Participant's evidence of Contract rights and privileges or of the amount and terms of annuity payments.

CODE:  the Internal Revenue Code of 1986, as amended.

CONTRACT OWNER: the owner of the Contract, which could be a state, a local government or other tax-exempt employer eligible to contract for a tax-advantaged plan or any other suitable group owner.

CONTRACT YEAR: a period of one year beginning with the Contract date or a Contract anniversary.

FIXED ANNUITY: an annuity providing for payments of guaranteed amounts throughout the payment period.


FUND(S) OR UNDERLYING FUND(S): the mutual fund or separate investment portfolio within a series mutual fund which has been designated as an eligible investment for the Group Variable Annuity Account. Currently these include the Funds and/or Portfolios shown on the cover page of this Prospectus. Certain groups or contractholders may restrict which of the funds are available.


GENERAL ACCOUNT: all of our assets other than those in the Group Variable Annuity Account or in other separate accounts established by us.

GROUP VARIABLE ANNUITY ACCOUNT: a separate investment account where the investment experience of its assets is kept separate from our other assets. This Group Variable Annuity Account has several sub-accounts.

PARTICIPANT: a person for whom an interest is maintained under a group variable annuity Contract, prior to the time that annuity payments begin.

PLAN: a tax-qualified plan of state and local governments and other tax-exempt organizations, or a plan sponsored by any other suitable group owner, under which benefits are to be provided by the Group Variable Annuity Contracts described herein.

PURCHASE PAYMENTS:  amounts paid to us under a Contract.

SERIES FUND: the Advantus Series Fund, Inc., a mutual fund of the series type which is an investment alternative for the Group Variable Annuity Account.


UNDERLYING FUND PORTFOLIO: a securities portfolio of an Underlying Fund where it is a mutual fund of the series type.

VALUATION DATE OR VALUATION DAYS: each date on which a Fund Portfolio is valued.

VARIABLE ANNUITY: an annuity providing for payments varying in amount in accordance with the investment experience of the Group Variable Annuity Account.


WE, US, OUR:  Minnesota Life Insurance Company.


YOU, YOUR:  a Participant under the Contract.

THIS SYNOPSIS CONTAINS A BRIEF SUMMARY OF SOME OF THE IMPORTANT FEATURES OF THE VARIABLE ANNUITY CONTRACTS DESCRIBED IN THIS PROSPECTUS.

WHAT IS AN ANNUITY?


An annuity is a series of payments by an insurance company to an annuitant. These payments may be made for the life of the annuitant; for life with a minimum number of payments guaranteed; for the joint lifetime of the annuitant and another person and thereafter during the lifetime of the survivor; or for a period certain. An annuity with payments of a guaranteed amount during the payment period is a fixed annuity. An annuity with payments which vary with the investment experience of a separate account is called a variable annuity.


WHAT ARE THE CONTRACTS OFFERED BY THIS PROSPECTUS?

The Contracts are combination fixed and variable annuity contracts which provide for monthly annuity payments. These payments may begin immediately or at a future date you specify. We allocate your purchase payments to the General Account or the Group Variable Annuity Account. Purchase payments and other values allocated to the General Account will be guaranteed and will accumulate at a rate of interest guaranteed to be no less than 3%. Purchase payments and other values allocated to the Group Variable Annuity Account are invested as you direct in one or more Underlying Fund Portfolios. There is no guarantee of investment return or even against investment loss on values allocated to the Group Variable Annuity Account.


This Prospectus describes only the variable aspects of the Contract, except where fixed aspects are specifically mentioned. The fixed portion of the Contract is more fully described in the Contract.


WHAT TYPES OF VARIABLE ANNUITY CONTRACTS ARE AVAILABLE?

This Prospectus offers only a group deferred variable annuity contract (herein "Contract"). It is designed to be used in tax-advantaged plans of state and local governments and other tax-exempt organizations. The governments or organizations are the owners of the Contracts. The Contract and all interests under it are subject to the general interests of creditors of the owner of the Contract (usually the employer).

HOW DOES A PERSON OBTAIN COVERAGE UNDER THE CONTRACT?

The Contract Owner will submit an application to us for any employee who desires coverage under the Contract. The employee must:

    -  be eligible to participate in the underlying retirement program; and

    -  complete an application.

Such person is then covered by the Contract. This person is known as a "Participant". Your employer or the Contract Owner should be consulted for additional information regarding the plan.

HOW IS THE AMOUNT OF PURCHASE PAYMENTS DETERMINED?

The Contract Owner will report to us the amount of purchase payments by or on behalf of each Participant. The Contract does not require minimum amounts or number of purchase payments. In the case of deferred compensation programs, the Contract Owner will make purchase payments by or on behalf of a Participant, pursuant to the terms of the deferred compensation plan.

WHAT INVESTMENT OPTIONS ARE AVAILABLE FOR THE GROUP VARIABLE ANNUITY ACCOUNT?

Any purchase payments you allocate to the Group Variable Annuity Account are invested exclusively in shares of one or more portfolios of the Series Fund or the Underlying Funds. We reserve the right to add, combine or remove other eligible Funds and Portfolios.

The available Portfolios of the Series Fund are:


       Growth Portfolio
       Bond Portfolio
       Money Market Portfolio
       Asset Allocation Portfolio
       Mortgage Securities Portfolio
       Index 500 Portfolio
       Capital Appreciation Portfolio
       International Stock Portfolio
       Small Company Growth Portfolio
       Maturing Government Bond Portfolios (available only to
         contracts purchased before May 1, 2000)
       Value Stock Portfolio
       Small Company Value Portfolio
       Global Bond Portfolio
       Index 400 Mid-Cap Portfolio
       Macro-Cap Value Portfolio
       Micro-Cap Growth Portfolio
       Real Estate Securities Portfolio


The Group Variable Annuity Account also invests in shares of the following Underlying Funds:

       Long-Term Corporate Portfolio of Vanguard Fixed Income Fund, Inc. Vanguard/Wellington Fund, Inc.
       Scudder International Fund, a series of Scudder International Fund, Inc. Janus Twenty Fund, a series of Janus Investment Fund
       Fidelity Contrafund (available only to Contracts purchased before May 1,
         1998)


There is no assurance that any Portfolios or Fund will meet its objectives. Detailed information about the investment objectives and policies of the Fund or Portfolios can be found in the current prospectus for each Fund or Portfolio.

Some of these fund alternatives may be part of a series fund arrangement where not all of the existing fund's investment options are available to this Contract. You should carefully read each Fund or Portfolio prospectus before purchasing the Contract.


CAN YOU CHANGE THE PORTFOLIO SELECTED?

Yes, if the Contract Owner and the underlying plan permit it. You may change your allocation of future purchase payments by giving us written notice or a telephone call notifying us of the change. Before annuity payments begin, you may transfer all or a part of your accumulation value among the Portfolios. After variable annuity payments begin, transfers of annuity reserves may be made among the sub-accounts of the Group Variable Annuity Account and the General Account. Once fixed annuity payments begin, no annuity reserves may be transferred out of the General Account. Currently there are no charges for transfers among Portfolios, however we reserve the right to impose such charges in the future.

WHAT CHARGES ARE ASSOCIATED WITH THE CONTRACTS?

We deduct a daily charge equal to an annual rate of 0.85% of the net asset value of the Group Variable Annuity Account for our mortality and expense risk guarantees. We reserve the right to increase the charge to 1.25% on an annual basis.


We deduct a daily charge equal to an annual rate of 0.15% of the net asset value of the Group Variable Annuity Account for our administrative costs. We reserve the right to increase the charge to 0.40% on an annual basis.


A deferred sales charge of up to 6.0% of the accumulation value withdrawn or surrendered may apply if you make partial withdrawals or surrender your participation in the Contract within six years since your initial contract participation.

Deductions for any applicable premium taxes may also be made depending on applicable law.

There is a one time contract fee of $200 if you elect a fixed annuity.


The Portfolios and Underlying Funds pay investment advisory and other expenses. Total expenses of the Portfolios range from 0.30% to 1.35% of average daily net assets of the Portfolios on an annual basis.


We reserve the right to make a charge of up to $25 for transfers occurring more frequently than once a month. Currently we do not impose such a charge.

EXPENSE TABLE



The tables shown below are to assist a Contract Owner or Participant in understanding the costs and expenses that a Participant's interest in the Contract will bear directly or indirectly. We reserve the right to increase the mortality and expense risk charge to 1.25%. We also reserve the right to increase the administrative charge to .40%. However, no such increases are anticipated. The table does not reflect deductions for any applicable premium taxes which may be made from each purchase payment depending upon the applicable law. Surrender amounts in years shown reflect the Participant's ability to withdraw an amount equal to ten percent of the accumulation value at the end of the previous calendar year without the imposition of the deferred sales charge.


PARTICIPANT TRANSACTION EXPENSES

Deferred Sales Load (as a percentage of   6.0% decreasing uniformly by .0833%
  amount surrendered)                     for each of the first 72 months from
                                          the contract date

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

Mortality and Expense Risk Charges        0.85%
Contract Administrative Charge            0.15%
                                          ----
Total Separate Account Annual Expenses    1.00%
                                          ----
                                          ----

UNDERLYING FUND ANNUAL EXPENSES


(As a percentage of average net assets for the described underlying funds.)



                                                                           TOTAL ANNUAL
                                                                          FUND OPERATING                 TOTAL ANNUAL
                                                                             EXPENSES        TOTAL      FUND OPERATING
                                                                             WITHOUT        WAIVERS     EXPENSES WITH
                                  MANAGEMENT    DISTRIBUTION    OTHER       WAIVERS OR        AND         WAIVERS OR
                                      FEE       (12B-1) FEES   EXPENSES     REDUCTIONS     REDUCTIONS     REDUCTIONS
                                  -----------   ------------   --------   --------------   ----------   --------------
ADVANTUS SERIES FUND, INC. (1):
  Growth Portfolio                   0.45%          0.25%       0.03%          0.73%           --            0.73%
  Bond Portfolio                     0.30%          0.25%       0.06%          0.61%           --            0.61%
  Money Market Portfolio             0.25%          0.25%       0.06%          0.56%           --            0.56%
  Asset Allocation Portfolio         0.35%          0.25%       0.03%          0.63%           --            0.63%
  Mortgage Securities Portfolio      0.30%          0.25%       0.06%          0.61%           --            0.61%
  Index 500 Portfolio                0.12%          0.25%       0.05%          0.42%           --            0.42%
  Capital Appreciation Portfolio     0.50%          0.25%       0.04%          0.79%           --            0.79%
  International Stock
   Portfolio (2)                     0.59%          0.25%       0.19%          1.03%           --            1.03%
  Small Company Growth Portfolio     0.65%          0.25%       0.05%          0.95%           --            0.95%
  Maturing Government Bond 2002
   Portfolio (2)                     0.25%            --        0.83%          1.08%         0.68%           0.40%
  Maturing Government Bond 2006
   Portfolio (2)                     0.25%            --        1.01%          1.26%         0.86%           0.40%
  Maturing Government Bond 2010
   Portfolio (2)                     0.25%            --        1.18%          1.43%         1.03%           0.40%
  Value Stock Portfolio              0.50%          0.25%       0.05%          0.80%           --            0.80%
  Small Company Value
   Portfolio (2)                     0.70%          0.25%       0.81%          1.76%         0.66%           1.10%
  Global Bond Portfolio (2)          0.60%          0.25%       0.34%          1.19%           --            1.19%
  Index 400 Mid-Cap
   Portfolio (2)                     0.15%          0.25%       0.60%          1.00%         0.45%           0.55%
  Macro-Cap Value Portfolio (2)      0.50%          0.25%       0.78%          1.53%         0.63%           0.90%
  Micro-Cap Growth Portfolio (2)     0.95%          0.25%       0.47%          1.67%         0.32%           1.35%
  Real Estate Securities
   Portfolio (2)                     0.60%          0.25%       1.30%          2.15%         1.15%           1.00%
VANGUARD FIXED INCOME SECURITIES
  FUND, INC.--LONG-TERM CORPORATE
  PORTFOLIO                          0.27%            --        0.03%          0.30%           --            0.30%
VANGUARD/WELLINGTON FUND, INC.       0.27%            --        0.03%          0.30%           --            0.30%
FIDELITY CONTRAFUND                  0.58%            --        0.09%          0.67%         0.02%           0.65%
SCUDDER INTERNATIONAL FUND           0.80%            --        0.41%(3)       1.21%           --            1.21%
JANUS TWENTY FUND                    0.65%(4)         --        0.23%          0.88%           --            0.88%



(1) The shareholders of the Advantus Series Fund, Inc. approved new management fees for certain portfolios and a distribution (Rule 12b-1) fee, effective
May 1, 2000. The table shows the new management and distribution fees that will be in effect May 1, 2000 and other expenses incurred in fiscal year 1999.



(2) Minnesota Life voluntarily waived certain expenses for these portfolios for the period ended December 31, 1999. If these portfolios had been charged for expenses, the ratio of expenses to average daily net assets would have been as shown in the column "Total annual fund operating expenses without waivers or reductions." It is Advantus Capital's intention to waive other fund expenses during the current fiscal year which exceed, as a percentage of average daily net assets, .15%; except for the International Stock and Global Bond portfolios where other fund expenses must exceed 1.00%. Advantus Capital reserves the option to reduce the level of other fund expenses which it will voluntarily absorb.



(3) Includes costs of shareholder servicing, custody, accounting services, and similar expenses, which may vary with fund size and other factors.



(4) "Management Fee" information has been restated to reflect a new fee schedule effective January 31, 2000.

CONTRACT OWNER EXPENSE EXAMPLE

You would pay the following expenses on a $1,000 investment assuming (1) 5% annual return and (2) redemption at the end of each time period.


                                           IF YOU SURRENDERED YOUR
                                         CONTRACT AT THE END OF THE           IF YOU ANNUITIZE AT THE END
                                           APPLICABLE TIME PERIOD            OF THE APPLICABLE TIME PERIOD
                                     -----------------------------------  -----------------------------------
                                     1 YEAR   3 YEARS  5 YEARS  10 YEARS  1 YEAR   3 YEARS  5 YEARS  10 YEARS
                                     -------  -------  -------  --------  -------  -------  -------  --------
ADVANTUS SERIES FUND, INC.:
  Growth Portfolio                     $64     $ 84     $104      $204      $18      $54     $ 94      $204
  Bond Portfolio                       $63     $ 81     $ 98      $191      $16      $51     $ 88      $191
  Money Market Portfolio               $62     $ 79     $ 96      $186      $16      $49     $ 85      $186
  Asset Allocation Portfolio           $63     $ 81     $ 99      $193      $17      $51     $ 89      $193
  Mortgage Securities Portfolio        $63     $ 81     $ 98      $191      $16      $51     $ 88      $191
  Index 500 Portfolio                  $61     $ 75     $ 88      $170      $14      $45     $ 78      $170
  Capital Appreciation Portfolio       $65     $ 86     $108      $211      $18      $56     $ 97      $211
  International Stock Portfolio        $67     $ 93     $120      $236      $21      $64     $109      $236
  Small Company Growth Portfolio       $66     $ 91     $116      $227      $20      $61     $105      $227
  Maturing Government Bond 2002
   Portfolio                           $61     $ 74     $ 87      $168      $14      $44     $ 77      $168
  Maturing Government Bond 2006
   Portfolio                           $61     $ 74     $ 87      $168      $14      $44     $ 77      $168
  Maturing Government Bond 2010
   Portfolio                           $61     $ 74     $ 87      $168      $14      $44     $ 77      $168
  Value Stock Portfolio                $65     $ 86     $108      $212      $18      $57     $ 97      $212
  Small Company Value Portfolio        $68     $ 95     $123      $243      $21      $66     $113      $243
  Global Bond Portfolio                $68     $ 98     $128      $252      $22      $69     $117      $252
  Index 400 Mid-Cap Portfolio          $62     $ 79     $ 95      $185      $16      $49     $ 84      $185
  Macro-Cap Value Portfolio            $66     $ 89     $113      $222      $19      $60     $103      $222
  Micro-Cap Growth Portfolio           $70     $103     $136      $269      $24      $73     $126      $269
  Real Estate Securities Portfolio     $67     $ 92     $118      $233      $20      $63     $108      $233
VANGUARD FIXED INCOME SECURITIES
  FUND, INC. - LONG-TERM CORPORATE
  PORTFOLIO                            $60     $ 71     $ 82      $157      $13      $41     $ 71      $157
VANGUARD/WELLINGTON FUND, INC.         $60     $ 71     $ 82      $157      $13      $41     $ 71      $157
FIDELITY CONTRAFUND                    $63     $ 82     $101      $198      $17      $53     $ 91      $198
SCUDDER INTERNATIONAL FUND             $69     $ 98     $129      $254      $22      $69     $118      $254
JANUS TWENTY FUND                      $65     $ 89     $112      $220      $19      $59     $102      $220


This example should not be considered a representation of past or future expenses. Actual expenses may be greater or lesser than those shown.

CONDENSED FINANCIAL INFORMATION AND FINANCIAL
STATEMENTS

Condensed Financial Information for each of the sub-accounts may be found in the Appendix. The financial statements of the Group Variable Annuity Account and Minnesota Life Insurance Company's consolidated financial statements are included in the Statement of Additional Information.

CAN YOU MAKE PARTIAL WITHDRAWALS FROM THE CONTRACT?

Yes. You may make withdrawals of the accumulation value of your interest in the contract before an annuity begins and if the plan allows it. Your requests for partial withdrawals must be in writing.

Partial withdrawals are generally subject to the deferred sales charge. In addition, a penalty tax on the amount of the taxable distribution may be assessed upon withdrawals from the variable annuity contract in certain circumstances, including distributions made prior to the owner's attainment of age 59 1/2.

IS THERE A GUARANTEED DEATH BENEFIT?

Yes. The Contract has a guaranteed death benefit if a Participant dies before annuity payments have started. The death benefit shall be equal to the greater of:

    -  the amount of the Participant's accumulation value payable at death; or

    - the amount of the total purchase payments paid to us by or on behalf of a Participant, less all prior Participant Contract withdrawals or transfers.

A transfer for this purpose is the application of an amount from this Contract to another investment alternative available in the Contract Owner's underlying plan.

WHAT ANNUITY OPTIONS ARE AVAILABLE?

The annuity options available are:

    -  a life annuity;

    - a life annuity with a period certain of either 120 months, 180 months or 240 months;

    -  a joint and last survivor annuity and

    -  a period certain annuity.

Each annuity options may be elected as either a variable annuity or fixed annuity or a combination of the two. Other annuity options may be available from us on request.

WHAT IF A CONTRACT PARTICIPANT DIES?

If a Participant dies before payments begin, we will pay the Participant's guaranteed death benefit of the Contract to the named beneficiary. If the annuitant dies after annuity payments have begun, we will pay whatever death benefit may be called for by the terms of the annuity option selected.

WHAT VOTING RIGHTS DO YOU HAVE?

Participants and annuitants will be able to direct us as to how to vote shares of the Series Fund and Underlying Funds held for their Certificates where shareholder approval is required by law in the affairs of the Funds.

(SIDEBAR)
We are a life insurance company.
The Group Variable Annuity Account is one of our separate accounts.

Each of the sub-accounts of the Group Variable Annuity Account invests in a different Fund Portfolio.

(END SIDEBAR)

GENERAL DESCRIPTIONS

A. MINNESOTA LIFE INSURANCE COMPANY


We are Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. On
October 1, 1998, a plan of reorganization created a mutual insurance holding company named Minnesota Mutual Companies, Inc. Minnesota Mutual reorganized as a stock insurance company subsidiary of the new holding company and took the name Minnesota Life. Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: (651) 665-3500. We are licensed to do a life insurance business in all states of the United States (except New York where we are an authorized reinsurer), the District of Columbia, Canada, Puerto Rico and Guam.


B. GROUP VARIABLE ANNUITY ACCOUNT

On June 14, 1993, the Minnesota Mutual Group Variable Annuity Account was established in accordance with Minnesota Insurance Law. Effective October 1, 1998 the name of the separate account was changed to the "Group Variable Annuity Account." The Group Variable Annuity Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act") and meets the definition of a "separate account" under the federal securities laws.

The assets of the Group Variable Annuity Account are not chargeable with liabilities arising out of any other business which we may conduct. The investment performance of the Group Variable Annuity Account is entirely independent of both the investment performance of our General Account and of any other separate accounts. All obligations under the Contracts are general corporate obligations of Minnesota Life.


The Group Variable Annuity Account has sub-accounts to which Contract Owners and Participants may allocate purchase payments. Each sub-account invests in shares of a corresponding Portfolio of the Fund or an underlying Fund. Additional sub-accounts may be added at our discretion.


C. THE FUNDS

The Advantus Series Fund, Inc. ("Series Fund") is a mutual fund advised by Advantus Capital Management, Inc. ("Advantus Capital"). The Series Fund issues its shares only to us and our separate accounts. It may be offered to separate accounts of insurance companies affiliated with us in the future. Advantus Capital is a wholly-owned subsidiary of Minnesota Life.

Advantus Capital has retained investment sub-advisers to manage the investment of certain Portfolios of the Series Fund. Those sub-advisers are:


 SERIES FUND PORTFOLIO                        SUB-ADVISER
------------------------  ----------------------------------------------------
Capital Appreciation      Credit Suisse Asset Management, LLC
International Stock       Templeton Investment Counsel, Inc.
Macro-Cap Value           J.P. Morgan Investment Management Inc.
Micro-Cap Growth          Wall Street Associates
Global Bond               Julius Baer Investment Management Inc.
Small Company Growth      Credit Suisse Asset Management, LLC
Small Company Value       State Street Research & Management Company


The Group Variable Annuity Account also invests in shares in the following Underlying Funds and portfolios of Underlying Funds:

     FUND/PORTFOLIO                TYPE          INVESTMENT ADVISER
-------------------------  -------------------- ---------------------
Long-Term Corporate        corporate and        Wellington Management
  Portfolio of Vanguard      government bond      Group
  Fixed Income               fund
  Securities Fund, Inc.
Vanguard/Wellington        balanced equity fund Wellington Management
  Fund, Inc.                                      Company
Scudder International      international stock  Scudder, Stevens &
  Fund, a series of          fund                 Clark, Inc.
  Scudder International
  Fund, Inc.
Janus Twenty Fund, a       growth equity fund   Janus Capital
  series of the Janus                             Corporation
  Investment Fund
Fidelity Contrafund*       growth equity fund   Fidelity
                                                Management &
                                                  Research Company, a
                                                  subsidiary of FMR
                                                  Corporation

*Note: Fidelity Contrafund is available only to those contracts purchased prior to May 1, 1998.


The prospectus for the Series Fund is attached to this prospectus. Participants considering sub-account investments in an Underlying Fund or Portfolio should request a current prospectus for the Fund from the Contract Owner or Fund before investing in the contract. You should carefully read those prospectuses before investing.



Some of these Underlying Funds are available not only to insurance company separate accounts, but may also be available to the public generally, which may have a bearing on the question of whether the Contracts may be considered annuity contracts for tax purposes. For more information, please see the heading "Federal Tax Status" in this Prospectus.

(SIDEBAR)
We may change the Portfolios offered under the contract.
(END SIDEBAR)

D. ADDITIONS, DELETIONS OR SUBSTITUTIONS

We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the sub-accounts of the Group Variable Annuity Account. If investment in a fund should no longer be possible or if we determine it becomes inappropriate for Contracts of this class, we may substitute another fund for a sub-account. Substitution may be with respect to existing accumulation values, future purchase payments and future annuity payments.


Investment in all Series Fund or Underlying Fund options may not be available, and may be restricted by the Contract Owner. For example, the Contracts held by the Church of the Nazarene Tax-Sheltered Annuity Plan make available the Underlying Fund options and the Money Market, Growth, Asset Allocation, and Index 500 Portfolios of the Series Fund.


We may also establish additional sub-accounts in the Group Variable Annuity Account and we reserve the right to add, combine or remove any sub-accounts of the Group Variable Annuity Account. Each additional sub-account will purchase shares in a new portfolio or mutual fund. New sub-accounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant. The addition of any investment option may be made available to existing Contract owners on whatever basis we determine.

We also reserve the right, when permitted by law, to de-register the Group Variable Annuity Account under the Investment Company Act of 1940, to restrict or eliminate any voting rights of the Contract Owners, and to combine the Group Variable Annuity Account with one or more of our other separate accounts.

Shares of the Funds are also sold to some of our other separate accounts, which are used to receive and invest purchase payments paid under our variable life policies. It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in a Portfolio simultaneously. Although neither we nor the Fund currently foresee any such disadvantages either to variable life insurance policy owners or to variable annuity contract owners, the Funds' Boards of Directors intend to monitor events in order to identify any material conflicts between policy owners and contract owners and to determine what action, if any, should be take in response thereto. Possible actions could include the sale of Fund shares by one or more of the separate accounts, which could have adverse consequences. Material conflicts could result from, for example:

    -  changes in state insurance laws,

    -  changes in federal income tax laws,

    - changes in the investment management of any of the Portfolios of the Fund, or

    - differences in voting instructions between those given by policy owners and those given by contract owners.

(SIDEBAR)
A deferred sales charge may apply.
The mortality and expense risk charge is .85% but we may increase it to 1.25%. (END SIDEBAR)

CONTRACT CHARGES

A. SALES CHARGES

No sales charge is deducted from the purchase payments for these Contracts. However, when a Participant's accumulation value is reduced by a withdrawal or surrender, a deferred sales charge may be deducted for expenses relating to the sale of the Contracts.

The deferred sales charge is deducted from the Participant's remaining accumulation value except in the case of a surrender, where it reduces the amount distributed. It is made in the six year period following your Participation date. We will deduct the deferred sales charge proportionally from the Participant's fixed and variable accumulation value.

The amount of the deferred sales charge, expressed as a percentage of the Participant's accumulation value withdrawn, is shown in the following table. Percentages are shown as of the Participant's date of initial Contract participation and the end of each of the first six years of participation. The percentages decrease uniformly each month for 72 months from the initial date.

      END OF
PARTICIPATION YEAR  DEFERRED SALES CHARGE
------------------  ---------------------
Participation Date                 6%
        1                          5%
        2                          4%
        3                          3%
        4                          2%
        5                          1%
        6                          0%

We may waive the sales charge on:

    - amounts withdrawn because of an excess contribution to a tax qualified plan (for example an IRA or a tax sheltered annuity);

    - where sales expenses are not paid at the time of sale to registered representatives and broker-dealers responsible for the sales of the Contracts on the basis of purchase payments and where the Contract is sold in anticipation of reduced expenses.

B. MORTALITY AND EXPENSE RISK CHARGES

We assume the mortality risk under the Contracts by our obligation to continue to make monthly annuity payments, determined in accordance with the annuity rate tables and other provisions contained in the Contract, to each annuitant regardless of how long that annuitant lives or all annuitants as a group live. This assures an annuitant that neither the annuitant's own longevity nor an improvement in life expectancy generally will have an adverse effect on the monthly annuity payments received under the Contract. In addition, we assume mortality risk in the formulation of death benefit provided by the Contract. (SIDEBAR)
The Administrative charge is .15% but we may increase it to .40%.
(END SIDEBAR)

Our expense risk is the risk that charges provided for in the Contracts for the sales and administrative expenses will be adequate to cover the expenses incurred.

For assuming these risks, we currently make a deduction from the Group Variable Annuity Account at the annual rate of .40% for the mortality risk and .45% for the expense risk. We reserve the right to increase the charge for the assumption of mortality risks to not more than .60% and the expense risks to not more than
 .65%. If this charge is increased to this maximum amount, then the total of the mortality risk charge and expense risk charge would be 1.25% on an annual basis.

If these deductions prove to be insufficient to cover the actual cost of our expenses then we will absorb the resulting losses. Conversely, if these deductions prove to be more than sufficient after the establishment of any contingency reserves deemed prudent or required by law, any excess will be profit to us. Some or all of such profit may be used to cover any distribution costs not recovered through the deferred sales charge.

C. CONTRACT ADMINISTRATIVE CHARGE

We perform all administrative services relative to the Contract. These services may include the review of the applications for compliance with our issue criteria, the preparation and issue of contracts and certificates, the receipt of purchase payments, forwarding them to the Series Fund or other fund managers for investment, the preparation and mailing of periodic reports and the performance of other services.

As consideration for providing these services we currently make a deduction from the Group Variable Annuity Account at the annual rate of .15% for contract administration. We reserve the right to increase this administrative charge to not more than .40%.

The administrative charge is designed to cover the administrative expenses incurred by us under the Contract. We do not expect to recover from the charge any amount in excess of our accumulated expenses associated with the administration of the Contract.

D. PREMIUM TAXES

Deduction for any applicable state premium taxes may be made from each purchase payment or at the commencement of annuity payments. There are currently no premium taxes which are applicable to the Contracts, but we reserve the right to make such a deduction should they become applicable to this Contract in the future.

(SIDEBAR)
The contract is a group deferred variable annuity.
We issue the contract to you and you select the annuitant.
(END SIDEBAR)

E. CONTRACT FEE

If you elect a fixed annuity there is a charge of $200 which is taken as a contract fee whenever fixed annuity payments are elected and purchased at rates guaranteed by the Contract. This fee will also be deducted when amounts are transferred for additional fixed annuity income once fixed annuity payments have begun.

F. PORTFOLIO CHARGES

Each of the Series Fund and Underlying Fund options pays investment advisory and other expenses. These charges are detailed in their respective prospectuses.

DESCRIPTION OF THE CONTRACTS

The following material is intended to provide a general description of the terms of the Contracts.

1. Type of Contract Offered

Group Deferred Variable Annuity Contract

The Contract is a group deferred variable annuity contract which is offered to employers and plan sponsors which are eligible to purchase group contracts. The contracts are to be used in connection with tax-advantaged plans of state and local governments and other tax-exempt organizations. The type of plans for which the Contract is suitable are described in Sections 457 and 403 of the Internal Revenue Code. The Contract provides rights and options to individuals who participate under such plans. The Contracts may not be purchased directly by individuals. The Contract may also be used in other situations where a group annuity contract is desired but where the benefit structure does not require a contract which is recognized as an "annuity" for federal income tax purposes.

2. Issuance of Contracts

The Contracts are issued to sponsors of eligible plans upon their application. In a typical plan, the sponsor or eligible governmental unit is the owner of the Contract and will designate individuals eligible to participate in the Contract as a Participant. The Contract and all interests under it are usually subject to the general interests of creditors of the owner of the Contract (usually the employer).

3. Modification of Contracts

The Contract may be modified at any time by written agreement between us and the owner of the Contract. However, no such modification will adversely affect the rights of a Participant under the Contract unless the modification is made to comply with a law or government regulation.

(SIDEBAR)
You cannot pay more than your underlying plan allows.
(END SIDEBAR)

4. Annuity Payments

Variable annuity payments are determined on the basis of:

    - the mortality table specified in the Contract, which reflects the age of the annuitant;

    -  the type of annuity payment option selected; and

    - the investment performance of the Group Variable Annuity Account and its sub-accounts.

The amount of the variable annuity payments will not be affected by adverse mortality experience or by an increase in an expense in excess of the expense deduction provided for in the Contract. The annuitant electing to receive all or a part of his or her payments as a variable annuity will receive the value of a fixed number of annuity units each month. The value of such units and thus the amounts of the monthly annuity payments will, however, reflect investment gains and losses and investment income of the Group Variable Annuity Account. Therefore, the annuity payments will vary with the investment experience of the assets of the applicable Group Variable Annuity Account.

5. Assignment

A Participant's accumulation value may not be assigned, sold, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose. To the maximum extent permitted by law, benefits payable under the Contract shall be exempt from the claims of creditors. The assets of the plan are, however, subject to the claims of the general creditors of the Contract Owner (usually the employer).

6. Limitations on Purchase Payments

The amount of purchase payments to be paid by the Contract Owner by or on behalf of a Participant shall be determined by the Contract Owner in accordance with the provisions of the underlying plan. All purchase payments are payable at our Home Office which is located at: 400 Robert Street North, St. Paul, Minnesota 55101-2098.

7. Suspension and Termination of Purchase Payments

A Contract Owner may suspend making purchase payments by giving 60 days' written notice to us. The suspension may be with respect to all Participants or only such classes of Participants as may be specified by the Contract Owner. Purchase payments may be resumed as to those suspended Participants by written notice to us.

Under some contracts, the Contract Owner may at any time terminate the Contract should we fail to perform under the Contract and not cure any found deficiency or should our activities be classified as misfeasance, malfeasance or fraud.


We may terminate the Contract at any date by written notice to the Contract Owner in the event that the Contract is no longer part of a qualified Section 457 or Section 403 plan. We may also terminate the Contract if we determine that a Contract amendment is necessary and the Contract Owner does not assent to such an amendment.

After termination of the Contract, we will accept no further purchase payments. Termination will have no effect on Participants as to whom annuity payments have begun. As to Participants with a current accumulation value, those values will continue to be maintained under the Contract until:

    -  withdrawn to provide plan benefits,

    -  applied to provide annuity payments or

    -  transferred to the Contract Owner.

So long as Participant Accumulation Values are maintained under the Contract, the withdrawal and transfer provisions continue to apply to those values on the same basis as prior to Contract termination.

If amounts are to be transferred to the Contract Owner on termination of the Contract, those accumulation values attributable to the Group Variable Annuity Account, decreased by any applicable deferred sales charge, will be transferred within seven days after the Contract termination. Minnesota Life reserves the right to defer payment for any period during which the New York Stock Exchange is closed for trading or when the Securities and Exchange Commission has determined that a state of emergency exists which may make such determination and payment impractical.


General Account values payable to the Contract Owner on termination are subject to current valuation procedures and payment of the General Account accumulation value or market value to the Contract Owner, decreased by any applicable deferred sales charge, and may be either in a lump sum or in installments over a five year period as the Contract Owner may elect. We guarantee that on the termination of the Contract, Participant General Account market values will not be less than the sum of all allocations made to the General Account by or on behalf of each Participant, accumulated at 3% per annum, less any Participant withdrawal, any applicable deferred sales charge and less any transfers of General Account accumulation values to the Group Variable Annuity Account.

(SIDEBAR)
We normally pay lump sum payments within 7 days, but may delay payments in certain circumstances.
The contract is non-participating.
(END SIDEBAR)

8. Contract Settlement

Whenever any payment of an amount under the Contract attributable to the Group Variable Annuity Account is to be made in a single sum, payment will be made within seven days after the date such payment is called for by the terms of the Contract. Payment may be subject to postponement for:

    - any period during which the New York Stock Exchange is closed other than customary weekend and holiday closings, or during which trading on the New York Stock Exchange is restricted, as determined by the Securities and Exchange Commission;

    - any period during which an emergency exists as determined by the Commission as a result of which it is not reasonably practical to dispose of securities in the Group Variable Annuity Account or to fairly determine the value of the assets of the Group Variable Annuity Account; or

    - such other periods as the Commission may by order permit for the protection of the Contract Owners.

9. Participation

The Contract is a non-participating Contract. Contracts issued prior to October 1, 1998, were participating. The amounts, if any, that will be distributable under participating contracts in the future shall be determined by us and credited to the Contract on such a basis as we may determine. We do not anticipate any dividends and do not anticipate making dividend payments to Contract Owners under this Contract.

10. Contract Loans

A Participant under a Contract which satisfies the requirements of Code
Section 403 as a tax-sheltered annuity (a "TSA Contract") and under a plan which provides for loans may take a loan from us with the Contract as security for the loan, to the extent that such loans are permitted by applicable state law. The maximum loan available is the lesser of (a) $50,000 and (b) is the greater of
(i) one-half of the Participant's Accumulation Value less any applicable deferred sales charge or (ii) the Participant's Accumulation Value up to the amount of $10,000, less the amount of interest that would be charged during the first quarter that the loan would be outstanding and less any applicable deferred sales charge. In no event shall a loan exceed one half of the value of the general account accumulation value. A loan taken from, or secured by, a TSA Contract may have federal income tax consequences. The maximum loan amount is determined as of the date we receive a Participant's request for a loan. This minimum loan amount is $1,000.

Upon receiving a written request for a loan, we will send the Participant a loan application and agreement for his or her signature. We will charge interest in arrears. Restrictions other than the maximum loan amount which apply to loans are:

    -  Only one loan may be outstanding at any time;

    - A period of at least three months is required between the repayment of a loan and the application for a new loan;

    - If there is an outstanding loan on the Contract, then any withdrawals will be limited to Accumulation Value, less the outstanding loan principal, less any interest due and less any applicable deferred sales charge;

    -  A loan is not available if annuity payments have begun; and

    - The TSA loan account portion of a Participant's interest in the Contract may not be transferred to the Group Variable Annuity Account when a loan is outstanding, provided, however, that a single transfer from the TSA loan account will be allowed each calendar year in an amount no more than the TSA loan account value less the outstanding loan principal, less the outstanding interest, and less any applicable deferred sales charge.

Two times the loan amount requested, plus the first quarter's interest, plus any applicable deferred sales charge, will be transferred from the portion of the Participant's Accumulation Value allocated to the Group Variable Annuity Account to the General Account on the date the loan application is approved. Unless the Participant directs us otherwise, amounts will be transferred from sub-accounts of the Group Variable Annuity Account in the same proportion that the Participant's allocations to each sub-account bears to his or her total allocations to the Group Variable Annuity Account prior to the loan.

11. Loan Interest and TSA Loan Account Interest

The interest rate charged on a loan is variable and will be set on the first day of each calendar quarter. It will apply to the outstanding loan principal in that calendar quarter. The loan interest rate will not exceed the greater of the "published monthly average" for the calendar month ending two months before the beginning of the calendar quarter or the "interest rate in effect on the Contract" plus 1%. The "published monthly average" means the Moody's Composite Average of Yields on Bonds as published by the Moody's Investors Service. The "interest rate in effect on the Contract" is the interest rate credited on portions of Accumulation Value allocated to the General Account, including amounts held in the TSA loan account.

The interest rate credited to allocations of Accumulation Value to the General Account will also be credited to the TSA loan account. This will have the effect of reducing the effective interest rate to be paid on the loan to the difference between the interest rate paid on the loan and that credited on the TSA loan account. A loan will have a permanent effect on the Participant's Accumulation Value. The effect could be either positive or negative, depending upon whether the investment results of the sub-accounts are greater or lesser than the interest rate credited on the TSA loan account.

12. Loan Repayment

Repayment must be made in substantially equal payments over a period of five years or less. Early repayment may be made without penalty at any time. When the loan is repaid, then the TSA loan account terminates, and the amounts remain in the General Account. A Participant may reallocate these amounts among the General Account and the sub-accounts of the Separate Account by exercising his or her Contract's transfer rights.

If a Participant withdraws all of his or her Accumulation Value while a loan is outstanding, then the loan is due at the time of the withdrawal. If the loan is not repaid prior to the complete withdrawal, the payment on withdrawal will be the Participant's Accumulation Value, less the outstanding loan principal, less any interest due, and less any applicable deferred sales charges. Such a withdrawal may result in income taxation, tax penalties and disqualification of the Participant's interest in the Contract as a tax-sheltered annuity.

Failure to meet the requirements of the loan agreement will result in its termination. Loan amounts will then be treated as distributions under the Contract. Treatment of a loan as a distribution will result in taxable income under applicable tax rules. This may result in income taxation, tax penalties, and disqualification of the Participant's interest in the Contract as a tax-sheltered annuity. If there is a distribution, the Participant's Accumulation Value will be reduced by the amount of the outstanding loan principal, reduced by any interest due, and reduced by any applicable deferred sales charge on that amount.
(SIDEBAR)
Each of the annuity options is available on a fixed, variable or combination fixed and variable basis.
(END SIDEBAR)

ANNUITY PERIOD

1. Electing the Retirement Date and Form of Annuity

The Contracts provide for four annuity payment options. Any one of them may be elected if permitted by law. Each annuity payment option may be elected on either a variable annuity or a fixed annuity basis, or a combination thereof. We may make other annuity options available upon request.

The Contract permits an annuity payment to begin on the first day of any month. If you fail to elect an annuity option and the plan does not specify to the contrary, the Participant's retirement date shall be April 1 of the calendar year next following the calendar year in which the Participant attains age
70 1/2. The annuity payment option shall be Option 2A, a life annuity with a period certain of 120 months. Unless notified in writing by the Contract Owner or Participant at least 30 days prior to the Annuity Commencement Date, a fixed annuity will be provided by any General Account accumulation value and a variable annuity will be provided by any Group Variable Annuity Account accumulation value. The minimum first monthly annuity payment on either a variable or fixed dollar basis is $20. This is imposed separately for the portion of the annuity payments payable as a fixed annuity and the portion payable as a variable annuity under each of the sub-accounts of the Group Variable Annuity Account. If the first monthly payment would be less than $20, we may fulfill our obligation by paying in a single sum the value of a Participant's interest in the Contract which would otherwise have been applied to provide annuity payments.

Except for Option 4 once annuity payments have commenced, the annuitant cannot surrender his or her annuity benefit and receive a single sum settlement. In the event that an election is made to receive the commuted value of the remaining guaranteed payments in a lump sum, that value will be based on the then current dollar amount of one payment and the same interest rate which served as a basis for the annuity.

The mortality and expense risks charges continue to be deducted throughout the annuity period. This applies under each of the available variable annuity payment options, including Option 4, under which there is no mortality risk to Minnesota Life.

2. Annuity Payment Options

OPTION 1 - LIFE ANNUITY This is an annuity payable monthly during the lifetime of the annuitant and terminating with the last monthly payment preceding the death of the annuitant. This option usually offers the largest monthly payments (of those options involving life contingencies) since there is no guarantee of a minimum number of payments or provision for a death benefit for beneficiaries. It would be possible under this option for the annuitant to receive only one annuity payment if he or she died prior to the due date of the second annuity payment, two if he or she died before the due date of the third annuity payment, etc.

OPTION 2 - LIFE ANNUITY WITH A PERIOD CERTAIN OF 120 MONTHS (OPTION 2A),
180 MONTHS (OPTION 2B), OR 240 MONTHS (OPTION 2C) This is an annuity payable monthly during the lifetime of the annuitant, with the guarantee that if the annuitant dies before payments have been made for the period certain elected, payments will continue to the beneficiary during the remainder of the period certain. If the beneficiary so elects at any time during the remainder of the period certain, the present value of the remaining guaranteed number of payments, based on the then current dollar amount of one such payment shall be paid in a single sum to the beneficiary.

OPTION 3 - JOINT AND LAST SURVIVOR ANNUITY This is an annuity payable monthly during the joint lifetime of the annuitant and a designated joint annuitant and continuing thereafter during the remaining lifetime of the survivor. Under this option there is no guarantee of a minimum number of payments or provision for a death benefit for beneficiaries.

OPTION 4 - PERIOD CERTAIN ANNUITY This is an annuity payable monthly for a period certain of from 5 to 20 years, as elected. If the annuitant dies before payments have been made for the period certain elected, payments will continue to the beneficiary during the remainder of such period certain unless they elect to receive a commuted settlement amount.

By written notice to us from the Contract Owner or a Participant at least 30 days prior to a Participant's Annuity Commencement Date, a lump sum settlement of a Participant's accumulation value may be elected in lieu of the application of that amount to an Annuity Payment Option. After the payment of such a lump sum settlement to the Participant, the Participant shall have no further rights under the Contract.

3. Value of the Annuity Unit

The value of an annuity unit is determined monthly as of the first day of each month. The value of the annuity unit on the first day of each month is determined by multiplying the value on the first day of the preceding month by the product of

    -  .996338, and

    - the ratio of the value of the accumulation unit for the valuation date next following the fourteenth day of the preceding month to the value of the accumulation unit for the valuation date next following the fourteenth day of the second preceding month. (The factor of .996338 is used to neutralize the assumed net investment rate, discussed in
       Section 4 below, of 4.5% per annum built into the first payment calculation and which is not applicable because the actual net investment rate is credited instead.)

The value of an annuity unit as of any date other than the first day of a month is equal to its value as of the first day of the next succeeding month. (SIDEBAR)
The amount of your first annuity payment depends on the age of the annuitant and the annuity option you select.
(END SIDEBAR)

4. Determination of Amount of First Monthly Annuity Payment


The first monthly annuity payment is determined by applying the Participant's individual accumulation value when the annuity begins. In addition, a few states impose a premium tax on the amount used to purchase an annuity benefit, depending on the type of plan involved. These taxes currently range from 0.00% to 3.50% and are deducted from the accumulation value applied to provide annuity payments. We reserve the right to make such deductions from purchase payments as they are received.



The amount of the first monthly payment depends on the annuity payment option elected and the adjusted age of the annuitant and any joint annuitant. A formula for determining the adjusted age is contained in the Contract.



The Contract contains tables indicating the dollar amount of the first fixed monthly payment under each annuity payment option for each $1,000 of value applied (after deduction of any premium taxes not previously deducted). A $200 fee may be deducted from the Participant's General Account accumulation value before applying the rates found in the table.



The dollar amount of the first monthly variable annuity payment is determined by applying the accumulation value (minus any premium tax deduction) to a rate per $1,000 which is based on the Progressive Annuity table with an age setback of six years and an interest rate of 4.50% compounded annually. The amount of the first payment depends upon the annuity payment option selected and the adjusted age(s) of the annuitant and any joint annuitant. A number of annuity units is then determined by dividing this dollar amount by the then current annuity unit value. Thereafter, the number of annuity units remains unchanged during the period of annuity payments, except for transfers and in the case of certain joint annuity payment options which provide for a reduction in payment after the death of the annuitant. This determination is made separately for each sub-account of the Variable Annuity Account. The number of annuity units is based upon the accumulation value in each sub-account as of the date annuity payments are to begin.



The dollar amount determined for each sub-account will then be aggregated for purposes of making payments.



The 4.50% interest rate assumed in the variable annuity determination would produce level annuity payments if the net investment factor remained constant at 4.50% per year. Subsequent variable annuity payments will decrease, remain the same or increase depending upon whether the actual net investment factor is less than, equal to, or greater than 4.50%.



Annuity payments are always made as of the first day of a month. The contract requires that we receive notice of election to begin annuity payments at least thirty days prior to the annuity commencement date. We currently waive this notice requirement, but reserve the right to enforce it in the future.



Money will be transferred to the General Account for the purpose of electing fixed annuity payments, or to the appropriate variable sub-accounts for variable annuity payments. The transfer will occur on the valuation date on or next following the date on which the request is received. The account value used to determine the fixed annuity payment will be the value as of the last valuation date of the month preceding the annuity commencement date. The account value used to determine the initial variable annuity payment will be the value as of the first valuation date following the fourteenth day of the month prior to the annuity commencement date.



If the request for a fixed or variable annuity payment is not received at least three valuation days prior to the date used to determine the account value as described above, the annuity commencement date will be changed to the first of the month following the requested annuity commencement date.



If, when annuity payments are elected, we are using annuity rates for Contracts of this class which result in larger annuity payments, we will use those rates instead.


5. Amount of Second and Subsequent Monthly Variable Annuity Payments

The dollar amount of the second and later variable annuity payments is equal to the number of annuity units determined for each applicable sub-account multiplied by the annuity unit value for that sub-account as of the due date of the payment. This amount may increase or decrease from month to month.

The dollar amounts for variable annuity payments determined for each applicable sub-account will be aggregated for purposes of making the monthly variable annuity payment to the Participant.

6. Transfer of Annuity Reserves

Annuity reserves are the measure of assets attributable to the Contracts and held during the annuity period. Amounts held as annuity reserves may be transferred among the variable annuity sub-accounts during the annuity period. Annuity reserves may also be transferred from a variable annuity to a fixed annuity during this time. The change must be made by a written request. The annuitant and joint annuitant, if any, must make such an election.

The transfer of an annuity reserve amount from any sub-account must be at least equal to $5,000 or the entire amount of the reserve remaining in that sub-account. In addition, annuity payments must have been in effect for a period of 12 months before a change may be made. Such transfers can be made only once every 12 months. The written request for an annuity transfer must be received by us more than 30 days in advance of the due date of the annuity payment subject to the transfer. Upon request, we will make available to you annuity reserve amount sub-account information.

A transfer will be made on the basis of annuity unit values. The number of annuity units from the sub-account being transferred will be converted to a number of annuity units in the new sub-account. The annuity payment option will remain the same and cannot be changed. After this conversion, a number of annuity units in the new sub-account will be payable under the elected option. The first payment after conversion will be of the same amount as it would have been without the transfer. The number of annuity units will be set at that number of units which are needed to pay that same amount on the transfer date.

When we receive a request for the transfer of variable annuity reserves, it will be effective for future annuity payments. The transfer will be effective and funds actually transferred in the middle of the month prior to the next annuity payment affected by your request. We will use the same valuation procedures to determine your variable annuity payment that we used initially.

Amounts held as reserves to pay a variable annuity may also be transferred to a fixed annuity during the annuity period. The restrictions which apply to annuity sub-account transfers will apply as well. The amount transferred will then be applied to provide a fixed annuity amount. This amount will be based upon the adjusted age of the annuitant and any joint annuitant at the time of the transfer. The annuity payment option will remain the same. Amounts paid as a fixed annuity may not be transferred to a variable annuity.

When we receive a request to make such a transfer to a fixed annuity, it will be effective for future annuity payments. The transfer will be effective and funds actually transferred in the middle of the month prior to the next annuity payment. We will use the same fixed annuity pricing method at the time of transfer that we used to determine an initial fixed annuity payment.
(SIDEBAR)
You may change Portfolios in the annuity period, subject to some restrictions. (END SIDEBAR)

DEATH BENEFIT

Death benefits, if any, payable under Contracts shall be determined by the applicable qualified trust or plan. The Contracts provide that in the event of the death of the Participant prior to the commencement of annuity payments, the death proceeds payable to the named beneficiary will be the greater of:

    - the Participant's accumulation value determined as of the valuation date coincident with or next following the date due proof of death is received by us, or

    - the total of the purchase payments made by or on behalf of a Participant received by us less any prior Participant withdrawals or transfers to another investment alternative available in the Contract Owner's underlying plan.

Death proceeds will be paid in a single sum to the beneficiary designated by the Participant, unless an annuity option is elected by the beneficiary. Payment will be made within seven days after we receive due proof of death of the Participant. Except as noted below, a Participant's entire interest in the Contract must be distributed within five years of the Participant's death. If the annuitant dies after annuity payments have begun, we will pay to the beneficiary any death benefit provided by the annuity option selected. The beneficiary of any remaining interest after the death of the annuitant under the annuity option may be a person different from that person designated as the beneficiary of the Participant's interest in the Contract prior to the annuity commencement date.
(SIDEBAR)

If you die prior to commencement of annuity payments, there is a death benefit.

Initial purchase payments are credited within 2 business days of our receipt of a complete application.
(END SIDEBAR)

The beneficiary will be the person or persons named in the Contract application unless the Participant, or annuitant if annuity payments have commenced, subsequently changes the beneficiary. In that event, we will pay the amount payable at death to the beneficiary named in the last change of beneficiary request. The Participant's or annuitant's written request to change the beneficiary will not be effective until it is recorded in our home office records. After it has been recorded, it will take effect as of the date the Participant or annuitant signed the request. If the Participant or annuitant dies before the request has been recorded, the request will not be effective as to those death proceeds we have paid before the request was recorded in our home office records.

CREDITING ACCUMULATION UNITS

During the accumulation period the purchase payment (on receipt of a completed application or subsequently) is credited to a Participant's accumulation value on the valuation date coincident with or next following the date such purchase payment is received. If the initial purchase payment is accompanied by an incomplete application, the purchase payment will not be credited until the valuation date coincident with or next following the date a completed application is received. We will offer to return the initial purchase payment accompanying an incomplete application if it appears that the application cannot be completed within five business days. Purchase payments will be credited to the Contract in the form of accumulation units. The number of accumulation units credited with respect to each purchase payment is determined by dividing the portion of the purchase payment allocated to each sub-account by the then current accumulation unit value for that sub-account. The total of these separate account accumulation values in the sub-accounts will be the separate account accumulation value. Interests in the sub-accounts will be valued separately.

The number of accumulation units so determined shall not be changed by any subsequent change in the value of an accumulation unit. The value of an accumulation unit will vary from valuation date to valuation date to reflect the investment experience of the Portfolios of the Series Fund and those other Underlying Funds.

We will determine the value of accumulation units on each day on which the Portfolios of the Series Fund and such other Underlying Funds are valued. The net asset value of the Series Fund and Underlying Fund shares are computed once daily, as of the primary closing time for business on the New York Stock Exchange, currently 3:00 p.m. Central time, on each day, except:

    - days on which changes in the value of such Fund's securities will not materially affect the current net asset value of such Fund's shares;

    - days on which no such Series Fund's shares or Underlying Fund's shares are tendered for redemption and no order to purchase or sell such Fund's shares is received by such Fund and

    - customary national business holidays on which the New York Stock Exchange is closed for trading.

Accordingly, the value of accumulation units so determined will be applicable to all purchase payments we receive at our home office on that day prior to the close of business of the Exchange. The value of accumulation units applicable to purchase payments received after to the close of business of the Exchange will be the value determined on the next valuation date.

TRANSFER OF VALUES

Upon a Participant's written or telephone request, values under the Contract may be transferred between the General Account and the Group Variable Annuity Account or among the sub-accounts of the Group Variable Annuity Account. We will make the transfer on the basis of accumulation unit values on the valuation date coincident with or next following the day we receive the request at our home office. No deferred sales charge will be imposed on such transfers. Transfers between the sub-accounts of the Group Variable Annuity Account are unlimited as to amount and frequency.

The Contracts permit us to limit the frequency and amount of transfers from the General Account to the sub-accounts of the Group Variable Annuity Account. The Contracts provide that transfers from a Participant's Accumulation Value in our General Account will be on a first-in, first-out (FIFO) basis and they provide that

Participants may transfer the greater of $1,000 or 10% of their General Account accumulation value annually or in 12 monthly installments. We currently limit such transfers during any calendar year to the greater of $1,000 or an amount which is no more than 20% of the General Account accumulation value at the time of the transfer.

Transfer arrangements may be established to begin on the 10th or 20th. If a transfer cannot be completed it will be made on the next available transfer date.

A Participant or persons authorized by Participants may also effect transfers, or a change in the allocation of future premiums, by means of a telephone call. Transfers and requests made pursuant to such a call are subject to the same conditions and procedures as for written transfer requests. During periods of marked economic or market changes, Participants may experience difficulty in implementing a telephone transfer due to a heavy volume of telephone calls. (SIDEBAR)
Systematic transfers and telephone transfers are available.
(END SIDEBAR)
Participants should then consider submitting a written transfer request while continuing to attempt a telephone transfer. We reserve the right to restrict the frequency of -- or otherwise modify, condition, terminate or impose charges upon -- telephone transfer privileges.


We will employ reasonable procedures to satisfy ourselves that instructions received from Participants are genuine. We require Participants to identify themselves through such information as we may deem to be reasonable. We record telephone transfer and change of allocation instruction conversations and we provide Participants with a written confirmation of the telephone transfer. For more information on your Contract, please contact us. You may also be able to contact us or your representative via Internet e-mail through our web site. Please remember that e-mail is not a valid substitute for a written request that requires your signature.



The underlying funds may restrict the amounts or frequency of transfers to or from a sub-account of the separate account in order to protect fund shareholders.


The interests of Contract Owners and Participants arising from the allocation of purchase payments or the transfer of contract values to the General Account of Minnesota Life, and thereby to its general assets, are not registered under the Securities Act of 1933. Minnesota Life is not registered as an investment company under the Investment Company Act of 1940. Accordingly, Minnesota Life is not subject to the provisions of those acts that would apply if registration under such acts were required.

PORTABILITY

Withdrawals are also allowed from the Participant accumulation values of the Contract to transfer amounts to other investment alternatives offered by the Contract Owner in its underlying plan.

(SIDEBAR)
Your contract's accumulation value varies with the performance of the Portfolios you select and is not guaranteed.
(END SIDEBAR)

Withdrawals for this purpose (other than those relating to the timing of payments), are subject to the same limitations and restrictions as described in the heading "Transfer of Values" immediately above and the same dollar limitations on such transfers similarly apply.

VALUE OF THE CONTRACT

The value of the Contract at any time prior to the commencement of annuity payments can be determined by multiplying the total number of accumulation units credited to the Contract by the current value of an accumulation unit in each sub-account of the Group Variable Annuity Account and adding to this amount the sum of General Account values. There is no assurance that such value will equal or exceed the purchase payments made, except with respect to amounts allocated to the General Account. The Contract Owner and, where applicable, each Participant will be advised periodically of:

    - the number of accumulation units credited to the Contract or to the Participant's individual account

    - the current value of each accumulation unit, and the total value of the Contract or the individual account.

ACCUMULATION UNIT VALUE

The value of an accumulation unit in each sub-account of the Group Variable Annuity Account was set at $1.000000 on the first valuation date of the Group Variable Annuity Account. The value of an accumulation unit on any subsequent valuation date is determined by multiplying the value of an accumulation unit on the immediately preceding valuation date by the net investment factor (described below) for the valuation period just ended. The value of an accumulation unit as of any date other than a valuation date is equal to its value on the next succeeding valuation date.

NET INVESTMENT FACTOR

The net investment factor is an index used to measure the investment performance of a sub-account from one valuation period to the next. For any sub-account, the net investment factor for a valuation period is the gross investment rate for such sub-account for the valuation period, less a deduction for the mortality risk, expense risk and administrative charge at the current rate of 1.00% per annum.

The gross investment rate is equal to:

    - the net asset value per share of a Series Fund or Underlying Fund share held in a sub-account of the Group Variable Annuity Account determined at the end of the current valuation period; plus

    - the per share amount of any dividend or capital gain distribution by that Series Fund or Underlying Fund if the "ex-dividend" date occurs during the current valuation period; divided by

    - the net asset value per share of that Series Fund or Underlying Fund share determined at the end of the preceding valuation period. The gross investment rate may be positive or negative.

WITHDRAWALS AND SURRENDER

Under certain circumstances a Participant may have the right to surrender his or her interest in the Contract in whole or in part, subject to possible adverse tax consequences.

Withdrawals may be made only for:

    -  the purpose of providing plan benefits;

    -  making transfers to the Contract Owner;

    - making transfers to plan investment alternatives available in the Contract Owner's underlying plan other than those provided for in this Contract; or;

    - allowing other withdrawals as allowed in the plan and mutually agreed upon by us and the Contract Owner.

The amount available for withdrawal shall be the Participant accumulation value less any applicable deferred sales charge. If withdrawals during the first calendar year of participation are equal to or less than 10% of the total purchase payments made on behalf of the Participant, the charge will not apply. In subsequent calendar years there will be no charge for withdrawals equal to or less than 10% of the prior calendar year Participant accumulation value. If a Participant's withdrawals in any calendar year exceed this amount, the deferred sales charge will apply to the excess.
(SIDEBAR)
You may cancel your contract under certain circumstances and subject to possible tax consequences.
(END SIDEBAR)

Withdrawal amounts shall be deducted from the Participant's General Account accumulation value on a first in, first out (FIFO) basis. Unless otherwise instructed by the Participant or the Contract Owner, withdrawal amounts will be made from a Participant's interest in the General Account and each sub-account of the Group Variable Annuity Account in the same proportion. The provisions of the applicable qualified trust, qualified plan or state deferred compensation plan may provide further limitations on withdrawals.

You may request a withdrawal in writing from us. The withdrawal date will be the valuation date coincident with or next following the receipt of the request by us at our home office.


We will waive the applicable dollar amount limitation on withdrawals where a systematic withdrawal program is in place and such a smaller amount satisfies the minimum distribution requirements of the Code. We will also waive the applicable dollar amount limitation on withdrawals where a withdrawal is due to an excess contribution.


Contract Owners or plan administrators of the Contract Owner's underlying plan may also submit signed written withdrawal or surrender requests to us by facsimile (FAX) transmission. Our FAX number is: (651) 665-7942. Transfer instructions or changes as to future allocations of purchase payments may be communicated to us by the same means.

The surrender of a Certificate or a partial withdrawal thereunder may result in a credit against our premium tax liability. In such event, we will pay in addition to the cash value paid in connection with the surrender or withdrawal, the lesser of (1) the amount by which our premium tax liability is reduced, or
(2) the amount previously deducted from purchase payments for premium taxes. No representation can be made that upon surrender or withdrawal any such payment will be made.

DISTRIBUTION

The Contracts will be sold by Minnesota Life, life insurance agents who are also registered representatives of Ascend Financial Services, Inc. ("Ascend Financial"). Ascend Financial is the principal underwriter of the contract, and may pay up to 6.0% of the amount of purchase payments to broker-dealers who sell the contracts. In addition, either we or Ascend Financial will pay credits which allow registered representatives who are responsible for sales of variable annuity contracts to attend conventions and other meetings that we or our affiliates sponsor, for the purpose of promoting the sale of the insurance and/or investment products that we or our affiliates offer. Such credits may cover the registered representatives' transportation, hotel accommodations, meals, registration fees and the like. We may also pay those registered representatives amounts based upon their productions and the persistency of life insurance and annuity business they placed with us.
(SIDEBAR)
You can instruct us how to vote Fund shares.
(END SIDEBAR)

VOTING RIGHTS

We will vote in our discretion shares of Underlying Funds other than Portfolios of the Series Fund held in the Group Variable Annuity Account. We will vote the Series Fund Portfolio shares held in the Group Variable Annuity Account, in accordance with instructions received from Participants with values allocated to sub-accounts investing in shares of those Series Fund Portfolios. We will vote all shares of a Series Fund Portfolio held by the Group Variable Annuity Account for which no voting instructions are received from Participants in the same proportion as shares held by the Group Variable Annuity Account for which such instructions have been received. If applicable laws should change so that we may be allowed to vote such shares in our own right, then we may elect to do so.

Voting instructions for votes of Series Fund Portfolio shares are to be provided during the accumulation period by Participants with values allocated to sub-accounts investing in those Portfolios and during the annuity period by annuitants with annuity reserves allocated to those sub-accounts. In each case, the value of the amounts so allocated on behalf of a Participant or annuitant will be divided by net asset value per share of the applicable Series Fund Portfolio shares to determine the number of shares for which voting instructions may be provided by the Participant or annuitant. In either case, instructions for voting fractional shares will be recognized. We shall notify Participants or annuitants who are entitled to provide such voting instructions and will provide them with proxy materials and forms necessary for providing voting instructions.

During the accumulation period of each Certificate, the Participant holds the voting interest in each Certificate. The number of votes will be determined by dividing the accumulation value of the Contract as to the accumulation value of each Participant attributable to each sub-account by the net asset value per share of the underlying Series Fund shares held by that sub-account.

During the annuity period of each Certificate, the annuitant holds the voting interest in each Certificate. The number of votes will be determined by dividing the reserve for each annuitant allocated to each sub-account by the net asset value per share of the underlying Series Fund shares held by that sub-account. After an annuity begins, the votes attributable to any particular annuitant will decrease as the reserves decrease. In determining any voting interest, fractional shares will be recognized.

We shall notify each Participant or annuitant of a Series Fund shareholders' meeting if the shares held for the Participant may be voted at such meeting. We will also send proxy materials and a form of instruction so that you can instruct us with respect to voting.
(SIDEBAR)
We are not offering tax advice. You should consult your own tax adviser.
(END SIDEBAR)

FEDERAL TAX STATUS

INTRODUCTION

The discussion contained herein is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state or other tax laws. In addition, this discussion is based on our understanding of federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service. The Contract may be purchased on a non-tax qualified basis ("Non-Qualified Contract") or purchased and used in connection with certain retirement arrangements entitled to special income tax treatment under section 401(a), 403(b), 408(k) or 457 of the Code ("Qualified Contracts"). The ultimate effect of federal income taxes on the amounts held under a Contract, on Annuity Payments, and on the economic benefit to the Contract Owner, the Annuitant, or the Beneficiary may depend on the tax status of the individual concerned.

We are taxed as a "life insurance company" under the Internal Revenue Code. The operations of the Group Variable Annuity Account form a part of, and are taxed with, our other business activities. Currently, no federal income tax is payable by us on income dividends received by the Group Variable Annuity

(SIDEBAR)
Taxes on gains under the contract are normally deferred until there is a distribution of contract values.
Ordinary income tax rates apply to amounts distributed in excess of purchase payments. Gains are assumed to be distributed before return of purchase payments.
(END SIDEBAR)
Account or on capital gains arising from its investment activities. The Group Variable Annuity Account is not taxed as a "regulated investment company" under the Internal Revenue Code (the "Code") and it does not anticipate any change in that tax status. However, if changes in the federal tax laws or interpretations thereof result in Minnesota Life being taxed on income or gains attributable to the Group Variable Annuity Account, we may impose a charge against the Group Variable Annuity Account (with respect to some or all Contracts) in order to set aside provisions to pay such taxes.

TAXATION OF ANNUITY CONTRACTS IN GENERAL
Section 72 of the Code governs taxation of nonqualified annuities in general and some aspects of tax qualified programs. No taxes are generally imposed on increases in the value of a contract until distribution occurs, either in the form of a payment in a single sum or as annuity payments under the annuity option elected.
As a general rule, deferred annuity contracts held by a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity contracts for federal tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year.

For payments made in the event of a full surrender of an annuity, the taxable portion is generally the amount in excess of the cost basis (i.e., purchase payments) of the contract. Amounts withdrawn upon a partial surrender from the variable annuity contracts not part of a qualified program are treated first as taxable income to the extent of the excess of the withdrawal amounts over the purchase payments made under the contract. All taxable amounts received under an annuity contract are subject to tax at ordinary rather than capital gain tax rates.

In the case of a withdrawal under an annuity that is part of a qualified program, a portion of the amount received is taxable based on the ratio of the "investment in the contract" to the individual's balance in the retirement plan, generally the value of the annuity. The "investment in the contract" generally equals the portion of any deposits made by or on behalf of an individual under an annuity which was not excluded from the gross income of the individual. For annuities issued in connection with qualified plans, the "investment in the contract" can be zero.

For annuity payments, the taxable portion is generally determined by a formula that establishes the ratio that the cost basis of the contract bears to the expected return under the contract. Such taxable part is taxed at ordinary income rates.

(SIDEBAR)
A penalty tax may apply to distributions prior to age 59 1/2.
Transfers, assignments and certain designations of annuitants can have tax consequences.
(END SIDEBAR)

The Code imposes a 10% penalty tax on the taxable portion of certain distributions from annuity contracts. This additional tax does not apply where the taxpayer is

    -  59 1/2 or older,

    -  where payment is made on account of the taxpayer's disability, or

    - where payment is made by reason of death of the owner, and in certain other circumstances.

The Code also provides an exception to the penalty tax for distributions, in periodic payments, of substantially equal installments, be made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and beneficiary.

For some types of qualified plans, other tax penalties may apply to certain distributions.

A transfer of ownership of a contract, a pledge of any interest in a contract as security for a loan, the designation of an annuitant or other payee who is not also the Contract Owner, or the assignment of the contract may result in certain income or gift tax consequences to the Contract Owner that are beyond the scope of this discussion. A Contract Owner who is contemplating any such transfer, pledge, designation or assignment should consult a competent tax adviser with respect to the potential tax effects of that transaction.

For purposes of determining a Contract Owner's gross income, the Code provides that all nonqualified deferred annuity contracts issued by the same company (or its affiliates) to the same Contract Owner during any calendar year shall be treated as one annuity contract. Additional rules may be promulgated under this provision to prevent avoidance of its effect through serial contracts or otherwise. For further information on these rules, see your tax adviser.

DIVERSIFICATION REQUIREMENTS

Section 817(h) of the Code authorizes the Treasury to set standards, by regulation or otherwise for the investments of the Group Variable Annuity Account to be "adequately diversified" in order for the Contract to be treated as an annuity contract for Federal tax purposes. Group Variable Annuity Account, through the Series Fund, intends to comply with the diversification requirements prescribed in Regulations Section 1.817-5, which affect how the Series Fund's assets may be invested. Although the investment adviser is an affiliate of ours, we do not have control over the Series Fund or its investments. Nonetheless, we believe that each Portfolio of the Series Fund in which the Group Variable Annuity Account owns shares will be operated in compliance with the requirements prescribed by the Treasury.

Prior to the enactment of Section 817(h), the IRS published several rulings under which owners of certain variable annuity contracts were treated as owners, for federal income tax purposes, of the assets held in a separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. However, the continued effectiveness of the pre-Section 817(h) published rulings is somewhat uncertain. In connection with its issuance of proposed regulations under Section 817(h) in 1986, the Treasury Department announced that those regulations did not "provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company to be treated as the owner of the assets in the account". While the Treasury's 1986 announcement stated that guidance would be issued on the "extent to which the policyholders may direct their investments to particular sub-accounts without being treated as owners of the underlying assets", no such guidance has been forthcoming.

The ownership rights of a Participant under the Contract are similar to, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, a Participant has the choice of one or more sub-accounts in which to allocate net purchase payments and contract values, and may be able to transfer among sub-accounts more frequently than in such rulings. Minnesota Life does not believe that the ownership rights of a contract owner under the Contract would result in any contract owner being treated as the owner of the assets of the Group Variable Annuity Account. However, Minnesota Life does not know what standards would be applied if the Treasury Department should proceed to issue regulations or rulings on this issue.

Minnesota Life therefore reserves the right to modify the Contract as necessary to attempt to prevent a contract owner from being considered the owner of a pro-rata share of the assets of the Group Variable Annuity Account.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Contract because of the death of the owner. Generally, such amounts are includable in the income of the recipient as follows:

    - if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract, as described above, or

    - if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of there being any change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. Moreover, it is also possible that any change could be retroactive (that is, effective prior to the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

(SIDEBAR)
Congress may change the tax laws and reduce or eliminate any tax advantages of the contract.
(END SIDEBAR)

TAX QUALIFIED PROGRAMS

The annuity is designed for use with several types of retirement plans that qualify for special tax treatment. The tax rules applicable to Participants and beneficiaries in retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from:

    -  contributions in excess of specified limits;

    -  distributions prior to age 59 1/2 (subject to certain exceptions);

    - distributions that do not conform to specified minimum distribution rules;

    -  aggregate distributions in excess of a specified annual amount; and

    -  in other specified circumstances.

We make no attempt to provide more than general information about use of annuities with the various types of retirement plans. The rights of any person to benefits under annuity contracts purchased in connection with these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the annuity issued in connection with such a plan. Some retirement plans are subject to transfer restrictions, distribution and other requirements that are not incorporated into the annuity or other annuity administration procedures. Owners, Participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the annuities comply with applicable law. If you intend to purchase a contract for use with any retirement plan you should consult your legal counsel and tax adviser regarding the suitability of the contract. The contract may also be used in other situations where a group annuity contract is desired for funding but where the benefit structure does not require a contract which is recognized as an "annuity" for federal income tax purposes. As with deferred compensation plans, the availability of public funds within the contract may present additional considerations as to whether that contract is qualified as an annuity contract for tax purposes.

For qualified plans under Section 401(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the Owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined by the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2.

(SIDEBAR)
Distributions are subject to income tax withholding requirements unless you take steps to prevent it.
(END SIDEBAR)

WITHHOLDING

In general, distributions from annuities are subject to federal income tax withholding unless the recipient elects not to have tax withheld. Different rules may apply to payments delivered outside the United States. Some states have enacted similar rules.

Recent changes to the Code allow the rollover of most distributions from tax-qualified plans and Section 403(b) annuities directly to other tax-qualified plans that will accept such distributions and to individual retirement accounts and individual retirement annuities. Distributions which may not be rolled over are those which are:

    - one of a series of substantially equal annual (or more frequent) payments made(a) over the life or life expectancy of the employee, (b) the joint lives or joint expectancies of the employee and the employee's designated beneficiary, or (c) for a specified period of ten years or more;

    -  a required minimum distribution; or

    -  the non-taxable portion of a distribution.

Any distribution eligible for rollover, which may include payment to an employee, an employee's surviving spouse or an ex-spouse who is an alternate payee, will be subject to federal tax withholding at a 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity. It may be noted that amounts received by individuals which are eligible for rollover may still be placed in another tax-qualified plan or individual retirement account or individual retirement annuity if the transaction is completed within 60 days after the distribution has been received. Such a taxpayer must replace withheld amounts with other funds to avoid taxation on the amount previously withheld.

LOANS

Generally, interest paid on any loan under an annuity Contract which is owned by an individual is not deductible. A Participant should consult a competent tax adviser before deducting any loan interest.

SEE YOUR OWN TAX ADVISER


The foregoing description of the federal income tax consequences under these Contracts is not exhaustive. Special rules are provided with respect to situations not discussed herein. Should a plan lose its qualified status, employees will lose some of the tax benefits described. Statutory changes in the Internal Revenue Code with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, tax advice may be needed by a person contemplating becoming a Participant under the Contract or exercising elections under such a Contract. For further information a tax adviser should be consulted.

PERFORMANCE DATA


From time to time the Group Variable Annuity Account may publish advertisements containing performance data relating to its sub-accounts. In the case of the Money Market sub-account, the Group Variable Annuity Account will publish yield or effective yield quotations for a seven-day or other specified period. In the case of the other sub-accounts, performance data will consist of average annual total return quotations for a one-year period and for the period since the sub-account became available pursuant to the Group Variable Annuity Account's registration statement, and may also include cumulative total return quotations for the period since the sub-account became available pursuant to such registration statement. The Money Market sub-account may also quote such average annual and cumulative total return figures. Performance figures used by the Group Variable Annuity Account are based on historical information of the sub-accounts for specified periods, and the figures are not intended to suggest that such performance will continue in the future. Performance figures of the Group Variable Annuity Account will reflect charges made pursuant to the terms of the Contracts offered by this Prospectus and charges of the Series Fund or Underlying Funds. More detailed information on the computations is set forth in the Statement of Additional Information.


REGISTRATION STATEMENT

A Registration Statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the Contracts offered hereby. This Prospectus does not contain all the information set forth in the Registration Statement and amendments thereto and exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the Group Variable Annuity Account and the Contracts. Statements contained in this Prospectus as to the content of Contracts and other legal instruments are summaries. For a complete statement of the terms thereof reference is made to such instruments as filed.

STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information, which contains additional information, including financial statements, is available from us at your request. The Table of Contents for that Statement of Additional Information is as follows:
       Group Variable Annuity Account
       Directors and Principal Management Officers of Minnesota Life Distribution of Contracts
       Annuity Payments
       Auditors
       Financial Statements
       Appendix A -- Calculation of Unit Values

APPENDIX A -- CONDENSED FINANCIAL INFORMATION


The financial statements the Group Variable Annuity Account and Minnesota Life Insurance Company may be found in the Statement of Additional Information. The table below gives per unit information about the financial history of each sub-account from the inception of each to December 31, 1999. This information should be read in conjunction with the financial statements and related notes of Group Variable Annuity Account included in the Statement of Additional Information. As of December 31, 1999, no contract owners have elected to allocate payments to the Advantus Bond, Advantus Mortgage Securities, Advantus Capital Appreciation, Advantus International Stock, Advantus Small Company Growth, Advantus Maturing Government Bond 2002, Advantus Maturing Government Bond 2006, Advantus Maturing Government Bond 2010, Advantus Value Stock, Advantus Small Company Value, Advantus Global Bond, Advantus Index 400 Mid-Cap, Advantus Macro-Cap Value, Advantus Micro-Cap Growth and Advantus Real Estate Securities sub-accounts. Accordingly, no condensed financial information is presented for these sub-accounts.



                                                                                                                     PERIOD FROM
                                                                                                                    SEPTEMBER 2,
                                          YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED       1994 TO
                                         DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                             1999           1998           1997           1996           1995           1994
                                         -------------  -------------  -------------  -------------  -------------  -------------
Advantus Growth Sub-Account:
  Unit value at beginning of period....          $1.90          $1.42          $1.08          $1.00             --             --
  Unit value at end of period..........          $2.36          $1.90          $1.42          $1.08             --             --
  Number of units outstanding at end of
   period..............................      1,117,352        804,249        351,033        136,198             --             --

Advantus Money Market Sub-Account:
  Unit value at beginning of period....          $1.19          $1.14          $1.10          $1.06          $1.01          $1.00
  Unit value at end of period..........          $1.23          $1.19          $1.14          $1.10          $1.06          $1.01
  Number of units outstanding at end of
   period..............................        510,720      5,337,083      2,345,197      1,676,436        812,075        318,636

Advantus Asset Allocation Sub-Account:
  Unit value at beginning of period....          $1.53          $1.25          $1.06          $1.00             --             --
  Unit value at end of period..........          $1.75          $1.53          $1.25          $1.06             --             --
  Number of unit outstanding at end of
   period..............................        870,925       $732,995        368,919         69,684             --             --

Advantus Index 500 Sub-Account:
  Unit value at beginning of period....          $2.65          $2.09          $1.60          $1.33          $0.98          $1.00
  Unit value at end of period..........          $3.16          $2.65          $2.09          $1.60          $1.33          $0.98
  Number of units outstanding at end of
   period..............................      1,805,942     13,683,936      7,737,757      3,811,296      1,252,482        261,150

Vanguard Long-Term Corporate
  Sub-Account:
  Unit value at beginning of period....          $1.52          $1.41          $1.24          $1.23          $0.99          $1.00
  Unit value at end of period..........          $1.41          $1.52          $1.41          $1.24          $1.23          $0.99
  Number of units outstanding at end of
   period..............................        397,545      5,471,112      3,145,416      2,199,884      1,202,743        275,796

Vanguard Wellington Sub-Account:
  Unit value at beginning of period....          $2.00          $1.80          $1.48          $1.28          $0.98          $1.00
  Unit value at end of period..........          $2.06          $2.00          $1.80          $1.48          $1.28          $0.98
  Number of units outstanding at end of
   period..............................      1,777,914     23,410,883     16,168,553      9,571,917      4,097,086      1,363,274

Fidelity Contrafund Sub-Account:
  Unit value at beginning of period....          $2.54          $1.95          $1.60          $1.32          $0.98          $1.00
  Unit value at end of period..........          $3.14          $2.54          $1.95          $1.60          $1.32          $0.98
  Number of units outstanding at end of
   period..............................      2,160,239     32,080,949     26,429,507     18,638,007     11,232,337      4,870,232

Scudder International Sub-Account:
  Unit value at beginning of period....          $1.48          $1.26          $1.18          $1.04          $0.93          $1.00
  Unit value at end of period..........          $2.32          $1.48          $1.26          $1.18          $1.04          $0.93
  Number of units outstanding at end of
   period..............................        561,855      7,332,341      5,979,571      4,774,006      3,011,428      1,807,445

Janus Twenty Sub-Account:
  Unit value at beginning of period....          $3.59          $2.09          $1.63          $1.29          $0.96          $1.00
  Unit value at end of period..........          $5.86          $3.59          $2.09          $1.63          $1.29          $0.96
  Number of units outstanding at end of
   period..............................      2,871,981     11,892,657      6,171,080      2,891,975        990,111        444,821


                                                                        PAGE A-1

APPENDIX B -- TYPES OF QUALIFIED PLANS

SIMPLIFIED EMPLOYEE PENSION (SEP) IRAS

Employers may establish Simplified Employee Pension (SEP) IRAs under Code
Section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general Code rules governing IRAs, such plans are subject to certain Code requirements regarding participation and amounts of contributions.

CORPORATE PENSION AND PROFIT-SHARING PLANS AND H.R. 10 PLANS

Code Section 401(a) permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans may permit the purchase of the contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this annuity is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the annuity.

DEFERRED COMPENSATION PLANS

Code Section 457 provides for certain deferred compensation plans. These plans may be offered with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax-exempt organizations. The plans may permit participants to specify the form of investment for their deferred compensation account.

With respect to non-governmental Section 457 plans, all investments are owned by the sponsoring employer and are subject to the claims of the general creditors of the employer and, depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its
Section 457 plan obligations. In general, all amounts received under a
Section 457 plan are taxable and are subject to federal income tax withholding as wages.

Any amount deferred under an eligible deferred compensation plan, and any income attributable to the amounts so deferred, are currently excluded from the Participant's income. Generally, the maximum amount of compensation that may be deferred is the lesser of $8,000 or 33 1/3% of includable compensation (taxable earnings). This amount shall be adjusted for cost-of-living in accordance with
Section 457(e)(15) of the Code. Different rules may apply for Participants covered by private deferred compensation plans under this section and those Participants should consult a competent tax adviser concerning the operation of such a plan. A Participant who participates in a deferred compensation plan sponsored by an employer and who also participates in a Section 403(b) retirement program, Section 401(k) plan or a Simplified Employee Pension (SEP) amounts excludable from gross income pursuant to that program, plan or pension reduce the amount of compensation which may be deferred under a Section 457 deferred compensation plan.

                                                                        PAGE B-1

The diversification requirements of Section 817(h) of the Code, previously described in this section, may present additional considerations for purchasers or Participants of the Contracts. Code Section 817(h) applies to a variable annuity contract other than a pension plan contract. Section 818 of the Code defines pension plan contracts as contracts issued under a
Section 401(a) plan, Section 401(k) plan, Section 403(b) program, or a
Section 457 retirement program as maintained by the United States government, the government of any state or political subdivision thereof, or by any agency or instrumentality of the foregoing.

Notwithstanding this exemption, an existing Revenue Ruling, Revenue
Ruling 81-225, may provide a legal theory that suggests that contracts which utilize a public fund, that is -- a fund available not only to separate accounts of insurance companies but to members of the public generally, may present additional considerations as to whether that contract is qualified as an annuity contract for tax purposes because of the existence of the availability of the public funds in that contract. We believe that if the Service were to make such a determination providing that result, that the existence of a Section 457 deferred compensation plan would, nevertheless, protect Participants in that plan from current income taxation.

Additionally, should a contract make a public fund available to its Participants, it is believed that additional contracts funded by the separate account could participate in the separate account and, so long as they omitted the use of non-public funds, that they could continue to obtain tax treatment as an annuity under existing regulations and revenue rulings.

PUBLIC SCHOOL SYSTEMS AND CERTAIN TAX EXEMPT ORGANIZATIONS

Under Code Section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes.

Code Section 403(b)(11) restricts the distribution under Code Section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

                                                                        PAGE B-2

                                    PART B

                      INFORMATION REQUIRED IN A STATEMENT

                          OF ADDITIONAL INFORMATION

                       GROUP VARIABLE ANNUITY ACCOUNT

         CROSS REFERENCE SHEET TO STATEMENT OF ADDITIONAL INFORMATION


Form N-4

Item Number        Caption in Statement of Additional Information

    15.            Cover Page

    16.            Table of Contents

    17.            Group Variable Annuity Account

    18.            Not Applicable

    19.            Not Applicable

    20.            Distribution of Contracts

    21.            Performance Data

    22.            Annuity Payments

    23.            Financial Statements

                         GROUP VARIABLE ANNUITY ACCOUNT

Statement of Additional Information

The date of this document and the Prospectus is:  May 1, 2000



This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. Therefore, this Statement should be read in conjunction with the Group Variable Annuity Account's current Prospectus, bearing the same date, which may be obtained by calling Minnesota Life at (651) 665-3500 or writing the Group Variable Annuity Account at Minnesota Mutual Center, 400 Robert Street North, St. Paul, Minnesota 55101-2098.


TABLE OF CONTENTS

Separate Account

Directors and Principal Management Officers of Minnesota Life

Distribution of Contracts

Performance Data

Annuity Payments

Auditors

Financial Statements

Appendix A - Calculation of Unit Values

GROUP VARIABLE ANNUITY ACCOUNT

The Group Variable Annuity Account is a separate account of Minnesota Life Insurance Company ("Minnesota Life"). The Group Variable Account is registered as a unit investment trust.


            DIRECTORS AND PRINCIPAL MANAGEMENT OFFICERS OF MINNESOTA LIFE

     Directors                     Principal Occupation
     ---------                     --------------------
Anthony L. Andersen           Retired since November 1999, prior thereto
                              Chair-Board of Directors, H. B. Fuller Company,
                              St. Paul, Minnesota, (Adhesive Products) since
                              June 1995, prior thereto for more than five years
                              President and Chief Executive Officer, H. B.
                              Fuller Company

Leslie S. Biller              Vice Chairman and Chief Operating Officer, Wells
                              Fargo & Company, San Francisco, California
                              (Banking)

John F. Grundhofer            President, Chairman and Chief Executive Officer,
                              U.S. Bancorp, Minneapolis, Minnesota (Banking)

Robert E. Hunstad             Executive Vice President, Minnesota Life
                              Insurance Company

Dennis E. Prohofsky           Senior Vice President, General Counsel and
                              Secretary, Minnesota Life Insurance Company

Robert L. Senkler             Chairman of the Board, President and Chief
                              Executive Officer, Minnesota Life Insurance
                              Company, since August 1995; prior thereto for more
                              than five years Vice President and Actuary,
                              Minnesota Life Insurance Company

Michael E. Shannon            Retired since December 1999, prior thereto for
                              more than five years Chairman, Chief Financial
                              and Administrative Officer, Ecolab, Inc.,
                              St. Paul, Minnesota (Develops and Markets
                              Cleaning and Sanitizing Products)

William N. Westhoff           Senior Vice President and Treasurer, Minnesota
                              Life Insurance Company since April 1998, prior
                              thereto from August 1994 to October 1997,
                              Senior Vice President, Global Investments,
                              American Express Financial Corporation,
                              Minneapolis, Minnesota

Frederick T. Weyerhaeuser     Retired since April 1998, prior thereto Chairman
                              and Treasurer, Clearwater Investment Trust since
                              May 1996, prior thereto for more than five years,
                              Chairman, Clearwater Management Company, St. Paul,
                              Minnesota (Financial Management)


Principal Officers (other than Directors)

          Name                      Position
     John F. Bruder           Senior Vice President

     Keith M. Campbell        Senior Vice President

     James E. Johnson         Senior Vice President

     Gregory S. Strong        Senior Vice President and Chief
                              Financial Officer

     Terrence M. Sullivan     Senior Vice President

     Randy F. Wallake         Senior Vice President



All Directors who are not also officers of Minnesota Life have had the principal occupation (or employers) shown for at least five years. All officers of Minnesota Life have been employed by Minnesota Life for at least five years.



                            DISTRIBUTION OF CONTRACTS


The Contracts will be continuously sold by Minnesota Life, life insurance agents who are also registered representatives of Ascend Financial Services, Inc. or other broker-dealers who have entered into selling agreements with Ascend Financial. Ascend Financial acts as the principal underwriter of the contracts. Ascend Financial Services, Inc. is a wholly-owned subsidiary of Advantus Capital Management, Inc. which in turn is a wholly-owned subsidiary of Minnesota Life. Ascend Financial is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. Amounts paid by Minnesota Life to the underwriter for 1999, 1998, 1997, respectively were $1,094,256, $1,861,317 and $1,523,665, respectively and for payments to associated dealers on the sale of contracts, which include other contracts issued through the Group Variable Annuity Account.

                                   PERFORMANCE DATA

CURRENT YIELD FIGURES FOR MONEY MARKET SUB-ACCOUNT

Current annualized yield quotations for the Money Market Sub-Account are based on the Sub-Account's net investment income for a seven-day or other specified period and exclude any realized or unrealized gains or losses on sub-account securities. Current annualized yield is computed by determining the net change (exclusive of realized gains and losses from the sale of securities and unrealized appreciation and depreciation) in the value of a hypothetical account having a balance of one accumulation unit at the beginning of the specified period, dividing such net change in account value by the value of the account at the beginning of the period, and annualizing this quotient on a 365-day basis. The Group Variable Annuity Account may also quote the effective yield of the Money Market Sub-Account for a seven-day or other specified period for which the current annualized yield is computed by expressing the unannualized return on a compounded, annualized basis. The yield and effective yield of the Money Market Sub-Account for the seven-day period ended December 31, 1999 were 4.21% and 4.29%, respectively. Such figures reflect the voluntary absorption of certain expenses of Advantus Series Fund, Inc. (the "Fund") by Minnesota Life described below under "Total Return Figures for All Sub-Accounts." Yield figures quoted by the Money Market Sub-Account will not reflect the deduction of any applicable deferred sales charges (the deferred sales charge, as a percentage of the accumulation value withdrawn, begin as of the contract date at 6%).


TOTAL RETURN FIGURES FOR ALL SUB-ACCOUNTS

Cumulative total return quotations for Sub-Accounts represent the total return for the period since the Sub-Account became available pursuant to the Group Variable Annuity Account's registration statement. Cumulative total return is equal to the percentage change between the net asset value of a hypothetical $1,000 investment at the beginning of the period and the net asset value of that same investment at the end of the period. Such quotations of cumulative total return will not reflect the deduction of any applicable deferred sales charge.


The cumulative total return figures published by the Group Variable Annuity Account relating to the contract described in the Prospectus will reflect Minnesota Life or the Underlying Fund's management voluntary absorption of certain Series Fund or Underlying Fund expenses described below.


Cumulative total return quotations for Sub-Accounts will be accompanied by average annual total return figures for a one year period, five year period, ten year period or since the inception of the Group Variable Annuity Contract. Average annual total return figures are the average annual compounded rates of return required for an initial investment of $1,000 to equal the surrender value of that same investment at the end of the period. The surrender value will reflect the deduction of the deferred sales charge applicable to the contract payments and to the length of the period the payments remain in the contract. The average annual total return figures published by the Group Variable Annuity Account will reflect Minnesota Mutual's or the Underlying Fund's management voluntary absorption of certain Series Fund or Underlying Fund expenses. Prior to January 1, 1986, the Series Fund incurred no expenses. Total return is quoted for only those Sub-Accounts that had purchase payments allocated to them as of December 31, 1999 under The Group Variable

Annuity Account. The figures in parenthesis show what the cumulative rates of return would have been had Minnesota Life or the Underlying Fund's management not absorbed Fund expenses as described below.



                                           From Inception           Date of
                                             to 12/31/99           Inception
                                          ----------------         ---------
Growth Sub-Account                    (136.04%)      136.04%       01/31/96

Asset Allocation Sub-Account           (74.69%)       74.69%       01/31/96

Index 500 Sub-Account                 (216.02%)      216.02%       09/01/94

Vanguard Long-Term Corporate
  Sub-Account                          (40.72%)       40.72%       09/01/94

Vanguard Wellington Sub-Account       (106.47%)      106.47%       09/01/94

Fidelity Contrafund Sub-Account       (214.25%)      214.25%       09/01/94

Scudder International Sub-Account     (132.43%)      132.43%       09/01/94

Janus Twenty Sub-Account              (486.50%)      486.50%       09/01/94


Cumulative total return quotations for Sub-Accounts will be accompanied by average annual total return figures for a one-year period, five-year period and ten-year period or for the period since the Sub-Account became available pursuant to the Group Variable Annuity Account's registration statement if less than ten years. Average annual total return figures are the average annual compounded rates of return required for an initial investment of $1,000 to equal the surrender value of that same investment at the end of the period. The surrender value will reflect the deduction of the deferred sales charge applicable to the contract payments and to the length of the period the payments remain in the contract. The average annual total return figures published by the Group Variable Annuity Account will reflect Minnesota Life voluntary absorption of certain Fund expenses. Prior to January 1, 1986, the Fund incurred no expenses. During 1986 and from January 1 to March 8, 1987 Minnesota Life voluntarily absorbed all fees and expenses of any Fund portfolio that exceeded .75% of the average daily net assets of such Fund portfolio. For the period subsequent to March 9, 1987, Minnesota Life is voluntarily absorbing the fees and expenses that exceed .65% of the average daily net assets of the Growth, Bond, Money Market, Asset Allocation and Mortgage Securities Portfolios of the Fund, .55% of the average daily net assets of the Index 500 Portfolio of the Fund, .90% of the average daily net assets of the Capital Appreciation and Small Company Growth Portfolios of the Fund and expenses that exceed 1.00% of the average daily net assets of the International Stock Portfolio of the Fund exclusive of the advisory fee. And, for the period subsequent to May 2, 1994, Minnesota Life has voluntarily absorbed fees and expenses that exceed .90% of the average daily net assets of the Value Stock Portfolio and fees and expenses that exceed .40% of the average daily net assets of the Maturing Government Bond Portfolios. It should be noted that for the Maturing Government Bond Portfolio maturing in 2002, Minnesota Life voluntarily absorbed fees and expenses that exceeded .20% of average daily net assets of this Portfolio through April 30, 1998. For the period subsequent to April 30, 1998, Minnesota Life has voluntarily absorbed fees and expenses that exceed .40% of the average daily net assets of the Maturing Government Bond Portfolio maturing in 2002.
For the period subsequent to October 1, 1997, Minnesota Life has voluntarily agreed to absorb fees and expenses that exceed .55% of the average daily net assets of the Index 400 Mid-Cap Portfolio, .90% of the average daily net assets of the Small Company Value and Real Estate Securities Portfolios, .85% of the average daily net assets of the Macro-Cap Value Portfolio and expenses that exceed 1.00% of the average daily net assets of the Global Bond Portfolio of the Fund exclusive of the advisory fee. For the period January 1, 1999 through December 31, 1999, Minnesota Life voluntarily absorbed the following: Maturing Government Bond 2002 0.68%; Maturing Government Bond 2006 0.86%; Maturing Government Bond 2010 1.03%; Small Company Value 0.66%; Index 400 Mid-Cap 0.45%; Macro Cap Value 0.63%; Micro Cap Growth 0.32%; Real Estate Securities 1.15%. Advantus Capital Management, Inc. ("Advantus Capital") intends to waive other fund expenses during the current fiscal year which exceed, as a percentage of average daily net assets, .15%, except for International Stock Portfolio and Global Bond Portfolio where it must exceed 1.00%. There is no specified or minimum period of time during which Advantus Capital has agreed to continue its voluntary absorption of these expenses, and Advantus Capital may in its discretion cease its absorption of expenses at any time. Should Advantus Capital cease absorbing expenses the effect would be to increase substantially Fund expenses and thereby reduce investment return.

The average annual rates of return for the Sub-Accounts, in connection with the contract described in the Prospectus, for the specified periods ended December 31, 1999 are shown in the tables below. The figures in parentheses show what the average annual rates of return would have been had Minnesota Life or the Underlying Fund's management not absorbed Series Fund or Underlying Fund expenses as described above. These figures assume that the contracts described herein were issued at the inception of the Group Variable Annuity Contract. Total return is quoted for only those Sub-Accounts that had purchase payments allocated to them as of December 31, 1999 under the Group Variable Annuity Account.



                                         Group Deferred Variable Annuity

                               Year Ended           Five Years        Ten Years        From Inception           Date of
                                12/31/99          Ended 12/31/99   Ended 12/31/99        to 12/31/99           Inception
                                --------          --------------   --------------        -----------           ---------
Growth Sub-Account        (18.69%)     18.69%       (N/A)  N/A       (N/A)  N/A      (23.87%)      23.87%      01/31/96

Asset Allocation
  Sub-Account              (8.82%)      8.82%       (N/A)  N/A       (N/A)  N/A      (14.72%)      14.72%      01/31/96

Index 500 Sub-Account     (13.63%)     13.63%     (26.17%)  26.17%    (N/A)  N/A      (23.90%)      23.90%      09/01/94

Vanguard Long-Term
  Corporate Sub-Account  (-11.77%)    -11.77%      (7.11%) 7.11%     (N/A)  N/A       (6.47%)       6.47%      09/01/94

Vanguard Wellington
  Sub-Account             (-1.30%)     -1.30%     (15.92%) 15.92%    (N/A)  N/A      (14.41%)      14.41%      09/01/94

Fidelity Contrafund
  Sub-Account             (18.14%)     18.14%     (25.97%) 25.97%    (N/A)  N/A      (23.77%)      23.77%      09/01/94

Scudder International
  Sub-Account             (49.38%)     49.38%     (19.75%) 19.75%    (N/A)  N/A      (16.97%)      16.97%      09/01/94

Janus Twenty
  Sub-Account             (55.59%)     55.59%     (43.34%) 43.34%    (N/A)  N/A      (39.12%)      39.12%      09/01/94

The average annual total return figures described above may be accompanied by other average annual total return quotations which do not reflect the deduction of any deferred sales charges. Such other average annual total return figures will be calculated as described above, except that the initial $1,000 investment will be equated to that same investment's net asset value, rather than its surrender value, at the end of the period. In addition, these figures assume that the contracts described herein were issued at the inception of the corresponding Series Fund Portfolios or Underlying Fund. Thus the total returns reflect simulated performance under the Sub-Account of the contract assuming all purchase payments had been allocated to the Underlying Fund or Series Fund Portfolio, reduced for applicable expenses. The average annual rates of return, as thus calculated, for the Sub-Accounts of the contracts described in the Prospectus for the specified periods ended December 31, 1999, are shown in the table below. The figures in parentheses show what the average annual rates of return, without the application of applicable deferred sales charges, would have been had Minnesota Life or the Underlying Fund's management not absorbed Series Fund or the Underlying Fund expenses as described above. Total return is quoted for only those Sub-Accounts that had purchase payments allocated to them as of December 31, 1999 under The Group Variable Annuity Account.



                                                     Year Ended                    Five Years                     Ten Years
                                                      12/31/99                   Ended 12/31/99                Ended 12/31/99
                                                      --------                  ---------------                --------------
Growth Sub-Account                            (24.42%)         24.42%       (25.41%)         25.41%       (15.81%)       15.81%

Asset Allocation Sub-Account                  (14.03%)         14.03%       (17.63%)         17.63%       (12.30%)       12.30%

Index 500 Sub-Account                         (19.08%)         19.08%       (26.40%)         26.40%       (16.17%)       16.17%

Vanguard Long-Term Corporate Sub-Account      (-7.66%)         -7.66%        (7.30%)          7.30%        (7.53%)        7.53%

Vanguard Wellington Sub-Account                (3.37%)          3.37%       (16.13%)         16.13%       (11.41%)       11.41%

Fidelity Contrafund Sub-Account               (23.83%)         23.83%       (26.20%)         26.20%       (21.16%)       21.16%

Scudder International Sub-Account             (56.71%)         56.71%       (19.98%)         19.98%       (11.99%)       11.99%

Janus Twenty Sub-Account                      (63.25%)         63.25%       (43.61%)         43.61%       (25.62%)       25.62%

PREDICTABILITY OF RETURN

ANTICIPATED VALUE AT MATURITY. The maturity values of zero-coupon bonds are specified at the time the bonds are issued, and this feature, combined with the ability to calculate yield to maturity, has made these instruments popular investment vehicles for investors seeking reliable investments to meet long-term financial goals.

Each Maturing Government Bond Portfolio of the Fund consists primarily of zero-coupon bonds but is actively managed to accommodate contract owner activity and to take advantage of perceived market opportunities. Because of this active management approach, there is no guarantee that a certain price per share of a Maturing Government Bond Portfolio, or a certain price per unit of the corresponding Sub-Account, will be attained by the time a Portfolio is liquidated. Instead, the Fund attempts to track the price behavior of a directly held zero-coupon bond by:

     (1) Maintaining a weighted average maturity within each Maturing Government Bond Portfolio's target maturity year;

     (2) Investing at least 90% of assets in securities that mature within one year of that Portfolio's target maturity year;

     (3) Investing a substantial portion of assets in Treasury STRIPS (the most liquid Treasury zero);

     (4)  Under normal conditions, maintaining a nominal cash balance;

     (5) Executing portfolio transactions necessary to accommodate net contract owner purchases or redemptions on a daily basis; and

     (6) Whenever feasible, contacting several U.S. government securities dealers for each intended transaction in an effort to obtain the best price on each transaction.

These measures enable Minnesota Life to calculate an anticipated value at maturity (AVM) for each unit of a Maturing Government Bond Sub-Account, calculated as of the date of purchase of such unit, that approximates the price per unit that such unit will achieve by the weighted average maturity date of the underlying Portfolio. The AVM calculation for each Maturing Government Bond Sub-Account is as follows:

                                                   2T
                                AVM = P(1 + AGR/2)

where P = the Sub-Account's current price per unit; T = the Sub-Account's weighted average term to maturity in years; and AGR = the anticipated growth rate.

This calculation assumes an expense ratio and a portfolio composition for the underlying Maturing Government Bond Portfolio that remain constant for the life of such Portfolio. Because the Portfolio's expenses and composition do not remain constant, however, Minnesota Life may calculate AVM for each Maturing Government Bond Sub-Account on any day on which the underlying Maturing Government Bond Portfolio is valued. Such an AVM is applicable only to units purchased on that date.

In addition to the measures described above, which the adviser believes are adequate to assure close correspondence between the price behavior of each Portfolio and the price behavior of directly held zero-coupon bonds with comparable maturities, the Fund expects that each Portfolio will invest at least 90% of its net assets in zero-coupon bonds until it is within four years of its target maturity year and at least 80% of its net assets in zero-coupon securities within two to four years of its target maturity year. This expectation may be altered if the market supply of zero-coupon securities diminishes unexpectedly.


ANTICIPATED GROWTH RATE.  Minnesota Life calculates an anticipated growth rate
(AGR) for each Maturing Government Bond Sub-Account on each day on which the underlying Portfolio is valued. AGR is a calculation of the anticipated annualized rate of growth for a Sub-Account unit, calculated from the date of purchase of such unit to the Sub-Account's target maturity date. As is the case with calculations of AVM, the AGR calculation assumes that each underlying Maturing Government Bond Portfolio expense ratio and portfolio composition will remain constant. Each Maturing Government Bond Sub-Account AGR changes from day to day (i.e., a particular AGR calculation is applicable only to units purchased on that date), due primarily to changes in interest rates and, to a lesser extent, to changes in portfolio composition and other factors that affect the value of the underlying Portfolio.


Minnesota Life expects that a contract owner who holds specific units until the underlying Portfolio's weighted average maturity date will realize an investment return and maturity value on those units that do not differ substantially from the AGR and AVM calculated on the day such units were purchased. The AGR and AVM calculated with respect to units purchased on any other date, however, may be materially different.

                                ANNUITY PAYMENTS

Please see Appendix A to this Statement of Additional Information for an illustration of the calculation of annuity unit values and of a variable annuity payment, showing the method used for the calculation of both the initial and subsequent payments.


                                    AUDITORS

The financial statements of the Group Variable Annuity Account and the Consolidated Financial Statements of Minnesota Life Insurance Company included in this Statement of Additional Information have been audited by KPMG LLP, 4200 Norwest Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, independent auditors, as indicated in their reports in this Statement of Additional Information, and are included herein in reliance upon such reports and upon the authority of such firm as experts in accounting and auditing.

                          INDEPENDENT AUDITORS' REPORT




The Board of Trustees of Minnesota Life Insurance Company and Contract Owners of Group Variable Annuity Account:

We have audited the accompanying statements of assets and liabilities of the Advantus Growth, Advantus Money Market, Advantus Asset Allocation, Advantus Index 500, Vanguard Long-Term Corporate, Vanguard Wellington, Fidelity Contrafund, Scudder International and Janus Twenty Segregated Sub-Accounts of Group Variable Annuity Account (the Account), as of December 31, 1999 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for the periods presented in note (6) to the financial statements. These financial statements and the financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investments owned at December 31, 1999 were confirmed to us by the respective Sub-Account mutual fund group, or, for Advantus Series Fund, Inc., verified by examination of the underlying portfolios. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Advantus Growth, Advantus Money Market, Advantus Asset Allocation, Advantus Index 500, Vanguard Long-Term Corporate, Vanguard Wellington, Fidelity Contrafund, Scudder International and Janus Twenty Segregated Sub-Accounts of Group Variable Annuity Account at December 31, 1999 and the results of their operations, changes in their net assets and the financial highlights for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.



                                    KPMG LLP


Minneapolis, Minnesota
February 4, 2000

                         GROUP VARIABLE ANNUITY ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1999


                                                                                          SEGREGATED SUB-ACCOUNTS
                                                                        ------------------------------------------------------------
                                                                                         ADVANTUS        ADVANTUS         ADVANTUS
                                                                          ADVANTUS        MONEY           ASSET            INDEX
                          ASSETS                                           GROWTH         MARKET        ALLOCATION          500
                          ------                                        ------------   ------------   ---------------   ------------
Investments in shares of underlying mutual funds:
  Advantus Growth Portfolio, 790,854 shares
    at net asset value of $3.33 per share (cost $1,980,222)............ $  2,635,728              -                 -              -
  Advantus Money Market Portfolio, 628,115 shares
    at net asset value of $1.00 per share (cost $628,115)..............            -        628,115                 -              -
  Advantus Asset Allocation Portfolio, 637,268 shares
    at net asset value of $2.39 per share (cost $1,308,111) ...........            -              -         1,520,815              -
  Advantus Index 500 Portfolio, 1,249,535 shares
    at net asset value of $4.56 per share (cost $4,342,854) ...........            -              -                 -      5,702,661
  Vanguard Long-Term Corporate Portfolio, 68,962 shares
    at net asset value of $8.11 per share (cost $613,519) .............            -              -                 -              -
  Vanguard/Wellington Fund, Inc., 131,264 shares
    at net asset value of $27.96 per share (cost $3,718,471) ..........            -              -                 -              -
  Fidelity Contrafund, 113,047 shares at net asset
    value of $60.02 per share (cost $5,462,627) .......................            -              -                 -              -
  Scudder International Fund, 18,452 shares at net
    asset value of $70.74 per share (cost $939,455) ...................            -              -                 -              -
  Janus Twenty Fund, 201,713 shares at net asset
    value of $83.43 per share (cost $10,474,592).......................            -              -                 -              -
                                                                        ------------   ------------   ---------------   ------------
                                                                           2,635,728        628,115         1,520,815      5,702,661

Receivable for investments sold .......................................          104             25                60            225
Receivable from Minnesota Life for contract purchase payments .........        1,894            118               346         15,427
                                                                        ------------   ------------   ---------------   ------------
     Total assets .....................................................    2,637,726        628,258         1,521,221      5,718,313
                                                                        ------------   ------------   ---------------   ------------

                        LIABILITIES
                        -----------

Payable for investments purchased .....................................        1,894            118               346         15,427
Payable to Minnesota Life for contract terminations and
  mortality and expense charges........................................          104             25                60            225
                                                                        ------------   ------------   ---------------   ------------
  Total liabilities....................................................        1,998            143               406         15,652
                                                                        ------------   ------------   ---------------   ------------
NET ASSETS APPLICABLE TO CONTRACT OWNERS .............................. $  2,635,728        628,115         1,520,815      5,702,661
                                                                        ------------   ------------   ---------------   ------------
                                                                        ------------   ------------   ---------------   ------------
ACCUMULATION UNITS OUTSTANDING ........................................    1,117,352        510,720           870,925      1,805,942
                                                                        ------------   ------------   ---------------   ------------
                                                                        ------------   ------------   ---------------   ------------
NET ASSET VALUE PER ACCUMULATION UNIT ................................. $       2.36           1.23              1.75           3.16
                                                                        ------------   ------------   ---------------   ------------
                                                                        ------------   ------------   ---------------   ------------

                                                                                          SEGREGATED SUB-ACCOUNTS
                                                                        ------------------------------------------------------------
                                                                         VANGUARD
                                                                         LONG-TERM       VANGUARD        FIDELITY         SCUDDER
                          ASSETS                                         CORPORATE      WELLINGTON      CONTRAFUND     INTERNATIONAL
                          ------                                        ------------   ------------   ---------------  -------------
Investments in shares of underlying mutual funds:
  Advantus Growth Portfolio, 790,854 shares
    at net asset value of $3.33 per share (cost $1,980,222)............            -              -                 -              -
  Advantus Money Market Portfolio, 628,115 shares
    at net asset value of $1.00 per share (cost $628,115)..............            -              -                 -              -
  Advantus Asset Allocation Portfolio, 637,268 shares
    at net asset value of $2.39 per share (cost $1,308,111) ...........            -              -                 -              -
  Advantus Index 500 Portfolio, 1,249,535 shares
    at net asset value of $4.56 per share (cost $4,342,854) ...........            -              -                 -              -
  Vanguard Long-Term Corporate Portfolio, 68,962 shares
    at net asset value of $8.11 per share (cost $613,519) .............      559,284              -                 -              -
  Vanguard/Wellington Fund, Inc., 131,264 shares
    at net asset value of $27.96 per share (cost $3,718,471) ..........            -      3,670,129                 -              -
  Fidelity Contrafund, 113,047 shares at net asset
    value of $60.02 per share (cost $5,462,627) .......................            -              -         6,785,089              -
  Scudder International Fund, 18,452 shares at net
    asset value of $70.74 per share (cost $939,455) ...................            -              -                 -      1,305,329
  Janus Twenty Fund, 201,713 shares at net asset
    value of $83.43 per share (cost $10,474,592).......................            -              -                 -              -
                                                                        ------------   ------------   ---------------   ------------
                                                                             559,284      3,670,129         6,785,089      1,305,329

Receivable for investments sold .......................................        6,629              -                 -              -
Receivable from Minnesota Life for contract purchase payments .........        3,459          2,236            15,342         12,904
                                                                        ------------   ------------   ---------------   ------------
     Total assets .....................................................      569,372      3,672,365         6,800,431      1,318,233
                                                                        ------------   ------------   ---------------   ------------


                        LIABILITIES
                        -----------

Payable for investments purchased .....................................        3,459          2,236            15,342         12,904
                                                                        ------------   ------------   ---------------   ------------
Payable to Minnesota Life for contract terminations and
  mortality and expense charges........................................        6,629              -                 -              -
                                                                        ------------   ------------   ---------------   ------------
  Total liabilities....................................................       10,088          2,236            15,342         12,904
                                                                        ------------   ------------   ---------------   ------------
NET ASSETS APPLICABLE TO CONTRACT OWNERS ..............................      559,284      3,670,129         6,785,089      1,305,329
                                                                        ------------   ------------   ---------------   ------------
                                                                        ------------   ------------   ---------------   ------------
ACCUMULATION UNITS OUTSTANDING ........................................      397,545      1,777,914         2,160,239        561,855
                                                                        ------------   ------------   ---------------   ------------
                                                                        ------------   ------------   ---------------   ------------
NET ASSET VALUE PER ACCUMULATION UNIT .................................         1.41           2.06              3.14           2.32
                                                                        ------------   ------------   ---------------   ------------
                                                                        ------------   ------------   ---------------   ------------

                                                                                          SEGREGATED SUB-ACCOUNTS
                                                                        ------------------------------------------------------------
                                                                           JANUS
                          ASSETS                                           TWENTY
                          ------                                        ------------
Investments in shares of underlying mutual funds:
  Advantus Growth Portfolio, 790,854 shares
    at net asset value of $3.33 per share (cost $1,980,222)............            -
  Advantus Money Market Portfolio, 628,115 shares
    at net asset value of $1.00 per share (cost $628,115)..............            -
  Advantus Asset Allocation Portfolio, 637,268 shares
    at net asset value of $2.39 per share (cost $1,308,111) ...........            -
  Advantus Index 500 Portfolio, 1,249,535 shares
    at net asset value of $4.56 per share (cost $4,342,854) ...........            -
  Vanguard Long-Term Corporate Portfolio, 68,962 shares
    at net asset value of $8.11 per share (cost $613,519) .............            -
  Vanguard/Wellington Fund, Inc., 131,264 shares
    at net asset value of $27.96 per share (cost $3,718,471) ..........            -
  Fidelity Contrafund, 113,047 shares at net asset
    value of $60.02 per share (cost $5,462,627) .......................            -
  Scudder International Fund, 18,452 shares at net
    asset value of $70.74 per share (cost $939,455) ...................            -
  Janus Twenty Fund, 201,713 shares at net asset
    value of $83.43 per share (cost $10,474,592).......................   16,828,883
                                                                        ------------
                                                                          16,828,883

Receivable for investments sold .......................................            -
Receivable from Minnesota Life for contract purchase payments .........       20,883
                                                                        ------------
     Total assets .....................................................   16,849,766
                                                                        ------------

                        LIABILITIES
                        -----------

Payable for investments purchased .....................................       20,883
Payable to Minnesota Life for contract terminations and
  mortality and expense charges........................................            -
                                                                        ------------
  Total liabilities....................................................       20,883
                                                                        ------------
NET ASSETS APPLICABLE TO CONTRACT OWNERS ..............................   16,828,883
                                                                        ------------
                                                                        ------------
ACCUMULATION UNITS OUTSTANDING ........................................    2,871,981
                                                                        ------------
                                                                        ------------
NET ASSET VALUE PER ACCUMULATION UNIT .................................         5.86
                                                                        ------------
                                                                        ------------


See accompanying notes to financial statements.

                         GROUP VARIABLE ANNUITY ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 1999


                                                                                          SEGREGATED SUB-ACCOUNTS
                                                                        ------------------------------------------------------------
                                                                                         ADVANTUS        ADVANTUS         ADVANTUS
                                                                          ADVANTUS        MONEY           ASSET            INDEX
                                                                           GROWTH         MARKET        ALLOCATION          500
                                                                        ------------   ------------   ---------------  -------------
Investment income (loss):
  Investment income distributions from underlying
     mutual fund (note 4) ............................................. $      8,174        171,669            54,794       405,689
  Mortality and expense risk charges (note 3) .........................      (16,766)       (32,953)          (10,750)     (206,450)
  Administrative charges (note 3) .....................................       (2,959)        (5,815)           (1,897)      (36,432)
                                                                        ------------   ------------   ---------------  ------------
     Investment income (loss) - net ...................................      (11,551)       132,901            42,147       162,807
                                                                        ------------   ------------   ---------------  ------------


Realized and unrealized gains (losses) on investments - net:

  Realized gain distributions from underlying
     mutual fund (note 4) .............................................       46,472              -            58,164       582,419
                                                                        ------------   ------------   ---------------   ------------
  Realized gains (losses) on sales of investments:
     Proceeds from sales ..............................................      262,886     22,100,772           286,321    53,485,315
     Cost of investments sold .........................................     (225,333)   (22,100,772)         (261,019)  (42,209,215)
                                                                        ------------   ------------   ---------------   ------------
                                                                              37,553              -            25,302    11,276,100
                                                                        ------------   ------------   ---------------   ------------
     Net realized gains (losses) on investments .......................       84,025              -            83,466    11,858,519
                                                                        ------------   ------------   ---------------   ------------
  Net change in unrealized appreciation or depreciation
     of investments ...................................................      419,307              -            59,796    (6,862,932)
                                                                        ------------   ------------   ---------------   ------------
     Net gains (losses) on investments ................................      503,332              -           143,262     4,995,587
                                                                        ------------   ------------   ---------------   ------------
Net increase in net assets resulting from operations .................. $    491,781        132,901           185,409     5,158,394
                                                                        ------------   ------------   ---------------   ------------
                                                                        ------------   ------------   ---------------   ------------

                                                                                          SEGREGATED SUB-ACCOUNTS
                                                                        ------------------------------------------------------------
                                                                          VANGUARD
                                                                         LONG-TERM       VANGUARD        FIDELITY         SCUDDER
                                                                         CORPORATE      WELLINGTON      CONTRAFUND     INTERNATIONAL
                                                                        ------------   ------------   ---------------  -------------
Investment income (loss):
  Investment income distributions from underlying
     mutual fund (note 4) .............................................      299,094        910,913            26,710         2,270
  Mortality and expense risk charges (note 3) .........................      (43,928)      (224,147)         (394,334)      (53,884)
  Administrative charges (note 3) .....................................       (7,752)       (39,555)          (69,588)       (9,509)
                                                                        ------------   ------------   ---------------  -------------
     Investment income (loss) - net ...................................      247,414        647,211          (437,212)      (61,123)
                                                                        ------------   ------------   ---------------  -------------



Realized and unrealized gains (losses) on investments - net:

  Realized gain distributions from underlying
     mutual fund (note 4) .............................................       55,720        182,904         1,682,274       680,002
                                                                        ------------   ------------   ---------------  -------------
  Realized gains (losses) on sales of investments:
     Proceeds from sales ..............................................    9,026,271     51,838,742        92,024,322    13,311,212
     Cost of investments sold .........................................   (9,599,336)   (47,183,143)      (65,543,959)  (12,578,519)
                                                                        ------------   ------------   ---------------  -------------
                                                                            (573,065)     4,655,599        26,480,363       732,693
                                                                        ------------   ------------   ---------------  -------------
     Net realized gains (losses) on investments .......................     (517,345)     4,838,503        28,162,637     1,412,695
                                                                        ------------   ------------   ---------------  -------------
  Net change in unrealized appreciation or depreciation
     of investments ...................................................     (247,084)    (2,192,965)      (17,769,067)      195,050
                                                                        ------------   ------------   ---------------  -------------
     Net gains (losses) on investments ................................     (764,429)     2,645,538        10,393,570     1,607,745
                                                                        ------------   ------------   ---------------  -------------
Net increase in net assets resulting from operations ..................     (517,015)     3,292,749         9,956,358     1,546,622
                                                                        ------------   ------------   ---------------  -------------
                                                                        ------------   ------------   ---------------  -------------

                                                                                          SEGREGATED SUB-ACCOUNTS
                                                                        ------------------------------------------------------------
                                                                            JANUS
                                                                           TWENTY
                                                                        ------------
Investment income (loss):
  Investment income distributions from underlying
     mutual fund (note 4) .............................................       35,628
  Mortality and expense risk charges (note 3) .........................     (330,191)
  Administrative charges (note 3) .....................................      (58,269)
                                                                        ------------
     Investment income (loss) - net ...................................     (352,832)
                                                                        ------------



Realized and unrealized gains (losses) on investments - net:

  Realized gain distributions from underlying
     mutual fund (note 4) .............................................      769,602
                                                                        ------------
  Realized gains (losses) on sales of investments:
     Proceeds from sales ..............................................   77,458,956
     Cost of investments sold .........................................  (58,356,500)
                                                                        ------------
                                                                          19,102,456
                                                                        ------------
     Net realized gains (losses) on investments .......................   19,872,058
                                                                        ------------
  Net change in unrealized appreciation or depreciation
     of investments ...................................................   (7,122,979)
                                                                        ------------
     Net gains (losses) on investments ................................   12,749,079
                                                                        ------------
Net increase in net assets resulting from operations ..................   12,396,247
                                                                        ------------
                                                                        ------------


See accompanying notes to financial statements.

                         GROUP VARIABLE ANNUITY ACCOUNT
                      STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 1999


                                                                                          SEGREGATED SUB-ACCOUNTS
                                                                        ------------------------------------------------------------
                                                                                         ADVANTUS        ADVANTUS         ADVANTUS
                                                                          ADVANTUS        MONEY           ASSET            INDEX
                                                                           GROWTH         MARKET        ALLOCATION          500
                                                                        ------------   ------------   ---------------  -------------
Operations:
  Investment income (loss) - net ...................................... $    (11,551)       132,901            42,147       162,807
  Net realized gains (loss) on investments ............................       84,025              -            83,466    11,858,519
  Net change in unrealized appreciation or depreciation
     of investments ...................................................      419,307              -            59,796    (6,862,932)
                                                                        ------------   ------------   ---------------  -------------
Net increase in net assets resulting from operations ..................      491,781        132,901           185,409     5,158,394
                                                                        ------------   ------------   ---------------  -------------
Contract transactions (notes 3, 4 and 5):
   Contract purchase payments .........................................      862,025     16,225,355           486,728    17,515,775
   Contract terminations, withdrawals and charges .....................     (243,162)   (22,062,003)         (273,674)  (53,242,433)
                                                                        ------------   ------------   ---------------  -------------
Increase (decrease) in net assets from contract transactions ..........      618,863     (5,836,648)          213,054   (35,726,658)
                                                                        ------------   ------------   ---------------  -------------
Increase (decrease) in net assets .....................................    1,110,644     (5,703,747)          398,463   (30,568,264)

Net assets at the beginning of year....................................    1,525,084      6,331,862         1,122,352    36,270,925
                                                                        ------------   ------------   ---------------  -------------
Net assets at the end of year ......................................... $  2,635,728        628,115         1,520,815     5,702,661
                                                                        ------------   ------------   ---------------  -------------
                                                                        ------------   ------------   ---------------  -------------

                                                                                          SEGREGATED SUB-ACCOUNTS
                                                                        ------------------------------------------------------------
                                                                          VANGUARD
                                                                         LONG-TERM       VANGUARD        FIDELITY         SCUDDER
                                                                         CORPORATE      WELLINGTON      CONTRAFUND     INTERNATIONAL
                                                                        ------------   ------------   ---------------  -------------
Operations:
  Investment income (loss) - net ......................................      247,414        647,211          (437,212)      (61,123)
  Net realized gains (loss) on investments ............................     (517,345)     4,838,503        28,162,637     1,412,695
  Net change in unrealized appreciation or depreciation
     of investments ...................................................     (247,084)    (2,192,965)      (17,769,067)      195,050
                                                                        ------------   ------------   ---------------  -------------
Net increase in net assets resulting from operations ..................     (517,015)     3,292,749         9,956,358     1,546,622
                                                                        ------------   ------------   ---------------  -------------
Contract transactions (notes 3, 4 and 5):
   Contract purchase payments .........................................    2,514,731      9,314,607        12,321,083     3,066,304
   Contract terminations, withdrawals and charges .....................   (9,773,584)   (55,689,813)      (96,862,406)  (14,177,720)
                                                                        ------------   ------------   ---------------  -------------
Increase (decrease) in net assets from contract transactions ..........   (7,258,853)   (46,375,206)      (84,541,323)  (11,111,416)
                                                                        ------------   ------------   ---------------  -------------
Increase (decrease) in net assets .....................................   (7,775,868)   (43,082,457)      (74,584,965)   (9,564,794)

Net assets at the beginning of year....................................    8,335,152     46,752,586        81,370,054    10,870,123
                                                                        ------------   ------------   ---------------  -------------
Net assets at the end of year .........................................      559,284      3,670,129         6,785,089     1,305,329
                                                                        ------------   ------------   ---------------  -------------
                                                                        ------------   ------------   ---------------  -------------

                                                                                          SEGREGATED SUB-ACCOUNTS
                                                                        ------------------------------------------------------------
                                                                            JANUS
                                                                           TWENTY
                                                                        ------------
Operations:
  Investment income (loss) - net ......................................     (352,832)
  Net realized gains (loss) on investments ............................   19,872,058
  Net change in unrealized appreciation or depreciation
     of investments ...................................................   (7,122,979)
                                                                        ------------
Net increase in net assets resulting from operations ..................   12,396,247
                                                                        ------------
Contract transactions (notes 3, 4 and 5):
   Contract purchase payments .........................................   48,713,819
   Contract terminations, withdrawals and charges .....................  (86,963,855)
                                                                        ------------
Increase (decrease) in net assets from contract transactions ..........  (38,250,036)
                                                                        ------------
Increase (decrease) in net assets .....................................  (25,853,789)

Net assets at the beginning of year....................................   42,682,672
                                                                        ------------
Net assets at the end of year .........................................   16,828,883
                                                                        ------------
                                                                        ------------


See accompanying notes to financial statements.

                         GROUP VARIABLE ANNUITY ACCOUNT
                      STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 1998


                                                                                          SEGREGATED SUB-ACCOUNTS
                                                                        ------------------------------------------------------------
                                                                                         ADVANTUS        ADVANTUS         ADVANTUS
                                                                          ADVANTUS        MONEY           ASSET            INDEX
                                                                           GROWTH         MARKET        ALLOCATION          500
                                                                        ------------   ------------   ---------------  -------------
Operations:
   Investment income (loss) - net ..................................... $     (2,966)       154,646             7,184       (61,709)
      Net realized gains on investments ...............................      107,777              -            40,683     1,006,015
      Net change in unrealized appreciation or depreciation
         of investments ...............................................      201,649              -           118,609     5,219,971
                                                                        ------------   ------------   ---------------  -------------
Net increase in net assets resulting from operations ..................      306,460        154,646           166,476     6,164,277
                                                                        ------------   ------------   ---------------  -------------
Contract transactions (notes 3, 4 and 5):
   Contract purchase payments ..........................................     878,837     18,448,138           549,224    18,799,129
   Contract terminations, withdrawals and charges ......................    (159,082)   (14,947,920)          (54,792)   (4,908,252)
                                                                        ------------   ------------   ---------------  -------------
Increase in net assets from contract transactions ......................     719,755      3,500,218           494,432    13,890,877
                                                                        ------------   ------------   ---------------  -------------
Increase in net assets .................................................   1,026,215      3,654,864           660,908    20,055,154
Net assets at the beginning of year.....................................     498,869      2,676,998           461,444    16,215,771
                                                                        ------------   ------------   ---------------  -------------
Net assets at the end of year .......................................... $ 1,525,084      6,331,862         1,122,352    36,270,925
                                                                        ------------   ------------   ---------------  -------------
                                                                        ------------   ------------   ---------------  -------------

                                                                                          SEGREGATED SUB-ACCOUNTS
                                                                        ------------------------------------------------------------
                                                                          VANGUARD
                                                                         LONG-TERM       VANGUARD        FIDELITY         SCUDDER
                                                                         CORPORATE      WELLINGTON      CONTRAFUND     INTERNATIONAL
                                                                        ------------   ------------   ---------------  -------------
Operations:
   Investment income (loss) - net .....................................      330,632      1,106,012          (247,497)      (92,956)
      Net realized gains on investments ...............................      125,356      3,624,031         6,275,787     1,192,164
      Net change in unrealized appreciation or depreciation
         of investments ...............................................       23,373       (900,997)       11,849,737       290,104
                                                                        ------------   ------------   ---------------  -------------
Net increase in net assets resulting from operations ..................      479,361      3,829,046        17,878,027     1,389,312
                                                                        ------------   ------------   ---------------  -------------
Contract transactions (notes 3, 4 and 5):
   Contract purchase payments ..........................................   4,718,265     18,131,198        20,791,565     4,302,549
   Contract terminations, withdrawals and charges ......................  (1,263,996)    (4,312,024)       (8,779,778)   (2,351,465)
                                                                        ------------   ------------   ---------------  -------------
Increase in net assets from contract transactions ......................   3,454,269     13,819,174        12,011,787     1,951,084
                                                                        ------------   ------------   ---------------  -------------
Increase in net assets .................................................   3,933,630     17,648,220        29,889,814     3,340,396
Net assets at the beginning of year.....................................   4,401,522     29,104,366        51,480,240     7,529,727
                                                                        ------------   ------------   ---------------  -------------
Net assets at the end of year ..........................................   8,335,152     46,752,586        81,370,054    10,870,123
                                                                        ------------   ------------   ---------------  -------------
                                                                        ------------   ------------   ---------------  -------------

                                                                                          SEGREGATED SUB-ACCOUNTS
                                                                        ------------------------------------------------------------
                                                                            JANUS
                                                                           TWENTY
                                                                        ------------
Operations:
   Investment income (loss) - net .....................................     (136,095)
      Net realized gains on investments ...............................      794,099
      Net change in unrealized appreciation or depreciation
         of investments ...............................................   13,536,319
                                                                        ------------
Net increase in net assets resulting from operations ..................   14,194,323
                                                                        ------------
Contract transactions (notes 3, 4 and 5):
   Contract purchase payments ..........................................  25,131,570
   Contract terminations, withdrawals and charges ......................  (9,545,869)
                                                                        ------------
Increase in net assets from contract transactions ......................  15,585,701
                                                                        ------------
Increase in net assets .................................................  29,780,024
Net assets at the beginning of year.....................................  12,902,648
                                                                        ------------
Net assets at the end of year ..........................................  42,682,672
                                                                        ------------
                                                                        ------------


See accompanying notes to financial statements.

                         GROUP VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


(1)    ORGANIZATION AND BASIS OF PRESENTATION

       The Group Variable Annuity Account (the Account) was established on June 14, 1993 as a segregated asset account of Minnesota Life Insurance Company (Minnesota Life) under Minnesota law and is registered as a unit investment trust under the Investment Company Act of 1940 (as amended). The Account commenced operations September 2, 1994. The Account currently has twenty-four segregated sub-accounts to which variable annuity contract owners may allocate their purchase payments.

       The assets of each segregated sub-account are held for the exclusive benefit of the variable annuity contract owners and are not chargeable with liabilities arising out of the business conducted by any other account or by Minnesota Life. Contract owners allocate their variable annuity purchase payments to one or more of the twenty-four segregated sub-accounts. Such payments are then invested in shares of Advantus Series Fund, Inc. or in shares of other registered investment companies or portfolios (Underlying Funds). Payments allocated to the Advantus Growth, Advantus Bond, Advantus Money Market, Advantus Asset Allocation, Advantus Mortgage Securities, Advantus Index 500, Advantus Capital Appreciation, Advantus International Stock, Advantus Small Company Growth, Advantus Maturing Government Bond 2002, Advantus Maturing Government Bond 2006, Advantus Maturing Government Bond 2010, Advantus Value Stock, Advantus Small Company Value, Advantus Global Bond, Advantus Index 400 Mid-Cap, Advantus Macro-Cap Value, Advantus Micro-Cap Growth, Advantus Real Estate Securities, Vanguard Long-Term Corporate, Vanguard Wellington, Fidelity Contrafund, Scudder International and Janus Twenty segregated sub-accounts are invested in shares of the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500, Capital Appreciation, International Stock, Small Company Growth, Maturing Government Bond 2002, Maturing Government Bond 2006, Maturing Government Bond 2010, Value Stock, Small Company Value, Global Bond, Index 400 Mid-Cap, Macro-Cap Value, Micro-Cap Growth and Real Estate Securities Portfolios of the Advantus Series Fund, Inc., Long-Term Corporate Portfolio of the Vanguard Fixed Income Securities Fund, Inc., Vanguard/Wellington Fund, Inc., Fidelity Contrafund, Scudder International Fund and Janus Twenty Fund, respectively. Each of the Underlying Funds is registered under the Investment Company Act of 1940 (as amended) as a diversified (except Global Bond Portfolio which is non-diversified), open-end management investment company. As of December 31, 1999, no contract owners have elected to allocate payments to the Advantus Bond, Advantus Mortgage Securities, Advantus Capital Appreciation, Advantus International Stock, Advantus Small Company Growth, Advantus Maturing Government Bond 2002, Advantus Maturing Government Bond 2006, Advantus Maturing Government Bond 2010, Advantus Value Stock, Advantus Small Company Value, Advantus Global Bond, Advantus Index 400 Mid-Cap, Advantus Macro-Cap Value, Advantus Micro-Cap Growth and Advantus Real Estate Securities segregated sub-accounts.

       Ascend Financial Services, Inc. acts as the underwriter for the Account. Advantus Capital Management, Inc., a wholly owned subsidiary of Minnesota Life, acts as the investment adviser for Advantus Series Fund, Inc. Ascend Financial Services, Inc. is a wholly owned subsidiary of Advantus Capital Management, Inc.

(2)    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

       USE OF ESTIMATES

       The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

                         GROUP VARIABLE ANNUITY ACCOUNT

       INVESTMENTS IN UNDERLYING FUNDS

       Investments in shares of the Underlying Funds are stated at market value which is the net asset value per share as determined daily by each of the Underlying Funds. Investment transactions are accounted for on the date the shares are purchased or sold. The cost of investments sold is determined on the average cost method. All dividend distributions received from the Underlying Funds are reinvested in additional shares of the Underlying Funds and are recorded by the segregated sub-accounts on the ex-dividend date.

       FEDERAL INCOME TAXES

       The Account is treated as part of Minnesota Life for federal income tax purposes. Under current interpretations of existing federal income tax law, no income taxes are payable on investment income or capital gain distributions received by the Account from the Underlying Funds.

(3)    MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGES

       The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to .85 percent of the average daily net assets of the Account. Under certain conditions, the mortality and expense risk charge may be increased to 1.25 percent of the average daily net assets of the Account.

       The contract administrative charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to .15 percent of the average daily net assets of the Account. Under certain conditions, the contract administrative charge may be increased to not more than .40 percent of the average daily net assets of the Account.

       A contingent deferred sales charge may be imposed on a contract owner during the first six years if a contract's accumulation value is reduced by withdrawal or surrender. This sales charge is currently being waived by Minnesota Life.

(4)    INVESTMENT TRANSACTIONS

       The Account's purchases of Underlying Fund shares, including reinvestment of dividend distributions, were as follows for the period ended December 31, 1999:

       Growth Portfolio of Advantus Series Fund, Inc. ....................................... $        916,670
       Money Market Portfolio of Advantus Series Fund, Inc. .................................       16,397,025
       Asset Allocation Portfolio of Advantus Series Fund, Inc. .............................          599,686
       Index 500 Portfolio of Advantus Series Fund, Inc. ....................................       18,503,883
       Long-Term Corporate Portfolio of Vanguard Fixed Income Securities Fund, Inc. .........        2,070,552
       Vanguard/Wellington Fund, Inc. .......................................................        6,293,651
       Fidelity Contrafund ..................................................................        8,728,061
       Scudder International Fund ...........................................................        2,818,675
       Janus Twenty Fund ....................................................................       39,625,690

                         GROUP VARIABLE ANNUITY ACCOUNT


(5)    UNIT ACTIVITY FROM CONTRACT TRANSACTIONS

    Transactions in units for each segregated sub-account for the years ended December 31, 1999 and 1998 were as follows:

                                                                                          SEGREGATED SUB-ACCOUNTS
                                                                        ------------------------------------------------------------
                                                                                         ADVANTUS        ADVANTUS         ADVANTUS
                                                                          ADVANTUS        MONEY           ASSET            INDEX
                                                                           GROWTH         MARKET        ALLOCATION          500
                                                                        ------------   ------------   ---------------  -------------
Units outstanding at
  December 31, 1997 ...................................................      351,033      2,345,197           368,919     7,737,757
   Contract purchase payments .........................................      550,929     15,792,269           404,245     8,046,454
   Deductions for contract terminations,
    withdrawal payments and charges ...................................      (97,713)   (12,800,383)          (40,169)   (2,100,275)
                                                                        ------------   ------------   ---------------  -------------
Units outstanding at
  December 31, 1998 ...................................................      804,249      5,337,082           732,995    13,683,936
   Contract purchase payments .........................................      434,411     13,563,730           314,477     6,223,705
   Deductions for contract terminations,
    withdrawal payments and charges ...................................     (121,308)   (18,390,092)         (176,547)  (18,101,699)
                                                                        ------------   ------------   ---------------  -------------
Units outstanding at
  December 31, 1999 ...................................................    1,117,352        510,720           870,925     1,805,942
                                                                        ------------   ------------   ---------------  -------------
                                                                        ------------   ------------   ---------------  -------------

                                                                           SEGREGATED SUB-ACCOUNTS
                                                         ---------------------------------------------------------------------------
                                                           VANGUARD
                                                          LONG-TERM       VANGUARD        FIDELITY         SCUDDER         JANUS
                                                          CORPORATE      WELLINGTON      CONTRAFUND     INTERNATIONAL      TWENTY
                                                         ------------   ------------   ---------------  -------------   ------------
Units outstanding at
  December 31, 1997 ....................................    3,145,416     16,168,553        26,429,507      5,979,571     6,171,080
   Contract purchase payments ..........................    3,186,446      9,493,089         9,715,870      3,069,249     9,188,959
   Deductions for contract terminations,
    withdrawal payments and charges ....................     (860,750)    (2,250,759)       (4,064,428)    (1,716,479)   (3,467,382)
                                                         ------------   ------------   ---------------  -------------   ------------
Units outstanding at
  December 31, 1998 ....................................    5,471,112     23,410,883        32,080,949      7,332,341    11,892,657
   Contract purchase payments ..........................    1,694,126      4,549,922         4,598,492      1,969,744    11,747,111
   Deductions for contract terminations,
    withdrawal payments and charges ....................   (6,767,693)   (26,182,891)      (34,519,202)    (8,740,230)  (20,767,787)
                                                         ------------   ------------   ---------------  -------------   ------------
Units outstanding at
  December 31, 1999 ....................................      397,545      1,777,914         2,160,239        561,855     2,871,981
                                                         ------------   ------------   ---------------  -------------   ------------
                                                         ------------   ------------   ---------------  -------------   ------------

                         GROUP VARIABLE ANNUITY ACCOUNT


(6)    FINANCIAL HIGHLIGHTS

     The following tables for each segregated sub-account show certain data for an accumulation unit outstanding during the years ended December 31, 1999, 1998, 1997, 1996 and 1995 and years ended December 31, 1999, 1998, 1997 and
     1996 for Advantus Growth and Advantus Asset Allocation):


                                                                        ADVANTUS GROWTH
                                                   ------------------------------------------------------
                                                     1999           1998           1997            1996
                                                   --------       ---------      --------        --------
Unit value, beginning of period .........          $   1.90           1.42          1.08           1.00
                                                   --------       ---------      --------        --------
Income (loss) from investment operations:

  Net investment income (loss) ..........              (.01)             -          (.01)             -
  Net gains or losses on securities
   (both realized and unrealized) .......               .47            .48           .35            .08
                                                   --------       ---------      --------        --------
     Total from investment
       operations. ......................               .46            .48           .34            .08
                                                   --------       ---------      --------        --------
Unit value, end of period ...............          $   2.36           1.90          1.42           1.08
                                                   --------       ---------      --------        --------
                                                   --------       ---------      --------        --------

                                                                         ADVANTUS MONEY MARKET
                                                   ------------------------------------------------------------------
                                                      1999           1998         1997          1996          1995
                                                   --------       ---------     --------     -----------    ---------

Unit value, beginning of period .........          $   1.19          1.14          1.10          1.06          1.01
                                                   --------       ---------     --------     -----------    ---------
Income (loss) from investment operations:

  Net investment income (loss) ..........               .04           .05           .04           .04           .04
  Net gains or losses on securities
   (both realized and unrealized) .......                 -             -             -             -           .01
                                                   --------       ---------     --------     -----------    ---------

     Total from investment
       operations .......................               .04           .05           .04           .04           .05
                                                   --------       ---------     --------     -----------    ---------

Unit value, end of period ...............          $   1.23          1.19          1.14          1.10          1.06
                                                   --------       ---------     --------     -----------    ---------
                                                   --------       ---------     --------     -----------    ---------

                         GROUP VARIABLE ANNUITY ACCOUNT

                                                                 ADVANTUS ASSET ALLOCATION
                                                  -------------------------------------------------------
                                                     1999            1998          1997          1996
                                                  ----------    -------------   ----------     ----------
Unit value, beginning of period .........          $   1.53             1.25         1.06           1.00
                                                  ----------    -------------   ----------     ----------

Income (loss) from investment operations:

  Net investment income (loss) ..........               .06              .01          .01           (.01)
  Net gains or losses on securities
   (both realized and unrealized) .......               .16              .27          .18            .07
                                                  ----------    -------------   ----------     ----------

     Total from investment
       operations .......................               .22              .28          .19            .06
                                                  ----------    -------------   ----------     ----------

Unit value, end of period ...............          $   1.75             1.53         1.25           1.06
                                                  ----------    -------------   ----------     ----------
                                                  ----------    -------------   ----------     ----------

                                                                         ADVANTUS INDEX 500
                                                  -----------------------------------------------------------------------
                                                      1999           1998           1997           1996           1995
                                                  ----------     -----------     ----------     ----------     ----------
Unit value, beginning of period .........          $   2.65            2.09           1.60           1.33            .98
                                                  ----------     -----------     ----------     ----------     ----------

Income (loss) from investment operations:

  Net investment income (loss) ..........               .02            (.01)          (.01)             -              -
  Net gains or losses on securities
   (both realized and unrealized) .......               .49             .57            .50            .27            .35
                                                  ----------     -----------     ----------     ----------     ----------
      Total from investment
        operations ......................               .51             .56            .49            .27            .35
                                                  ----------     -----------     ----------     ----------     ----------
Unit value, end of period ...............          $   3.16            2.65           2.09           1.60           1.33
                                                  ----------     -----------     ----------     ----------     ----------
                                                  ----------     -----------     ----------     ----------     ----------

                         GROUP VARIABLE ANNUITY ACCOUNT

                                                                        VANGUARD LONG-TERM CORPORATE
                                                   --------------------------------------------------------------------
                                                      1999            1998         1997           1996          1995
                                                   ---------       ---------    ----------     ----------    ----------
Unit value, beginning of period .........          $   1.52            1.41          1.24           1.23           .99
                                                   ---------       ---------    ----------     ----------    ----------

Income (loss) from investment operations:

  Net investment income (loss) ..........               .08             .09           .08            .07           .06
  Net gains or losses on securities
      (both realized and unrealized) ....              (.19)            .02           .09           (.06)          .18
                                                   ---------       ---------    ----------     ----------    ----------
      Total from investment
           operations ...................          $   (.11)            .11           .17            .01           .24
                                                   ---------       ---------    ----------     ----------    ----------
Unit value, end of period ...............          $   1.41            1.52          1.41           1.24          1.23
                                                   ---------       ---------    ----------     ----------    ----------
                                                   ---------       ---------    ----------     ----------    ----------

                                                                       VANGUARD WELLINGTON
                                                   ------------------------------------------------------------------
                                                      1999           1998          1997          1996          1995
                                                   ---------      -----------   ----------    -----------   ---------
Unit value, beginning of period .........          $   2.00             1.80         1.48           1.28         .98
                                                   ---------      -----------   ----------    -----------   ---------
Income (loss) from investment operations:

  Net investment income (loss) ..........               .05              .05          .05            .05         .05
  Net gains or losses on securities
       (both realized and unrealized) ...               .01              .15          .27            .15         .25
                                                   ---------      -----------   ----------    -----------   ---------
       Total from investment
            operations ..................               .06              .20          .32            .20         .30
                                                   ---------      -----------   ----------    -----------   ---------
Unit value, end of period ...............          $   2.06             2.00         1.80           1.48        1.28
                                                   ---------      -----------   ----------    -----------   ---------
                                                   ---------      -----------   ----------    -----------   ---------

                         GROUP VARIABLE ANNUITY ACCOUNT

                                                                             FIDELITY CONTRAFUND
                                                   ----------------------------------------------------------------------
                                                     1999             1998           1997          1996           1995
                                                   ----------     ----------      ---------      --------       ---------
Unit value, beginning of period .........          $    2.54           1.95           1.60          1.32             .98
                                                   ----------     ----------      ---------      --------       ---------
Income (loss) from investment operations:

  Net investment income (loss) ..........               (.03)          (.01)             -             -            (.01)
  Net gains or losses on securities
     (both realized and unrealized) .....                .63            .60            .35           .28             .35
                                                   ----------     ----------      ---------      --------       ---------
     Total from investment
        operations ......................                .60            .59            .35           .28             .34
                                                   ----------     ----------      ---------      --------       ---------
Unit value, end of period ...............           $   3.14           2.54           1.95          1.60            1.32
                                                   ----------     ----------      ---------      --------       ---------
                                                   ----------     ----------      ---------      --------       ---------

                                                                          SCUDDER INTERNATIONAL
                                                   ----------------------------------------------------------------------
                                                      1999            1998           1997           1996          1995
                                                   -----------    ------------   -----------    ------------   ----------

Unit value, beginning of period .........          $     1.48            1.26          1.18            1.04          .93
                                                   -----------    ------------   -----------    ------------   ----------
Income (loss) from investment operations:

  Net investment income (loss) ..........                (.01)           (.01)         (.01)            .03            -
  Net gains or losses on securities
     (both realized and unrealized) .....                 .86             .23           .09             .11          .11
                                                   -----------    ------------   -----------    ------------   ----------
     Total from investment
         operations .....................                 .84             .22           .08             .14          .11
                                                   -----------    ------------   -----------    ------------   ----------
Unit value, end of period ...............          $     2.32            1.48          1.26            1.18         1.04
                                                   -----------    ------------   -----------    ------------   ----------
                                                   -----------    ------------   -----------    ------------   ----------

                          GROUP VARIABLE ANNUITY ACCOUNT

                                                                                JANUS TWENTY
                                                   --------------------------------------------------------------------
                                                      1999            1998           1997          1996          1995
                                                   ----------      -----------    ----------    -----------    ---------
Unit value, beginning of period .........          $    3.59             2.09          1.63           1.29          .96
                                                   ----------      -----------    ----------    -----------    ---------

Income (loss) from investment operations:

Net investment income (loss) ............               (.04)            (.02)          .10            .20          .13
Net gains or losses on securities
 (both realized and unrealized) .........               2.31             1.52           .36            .14          .20
                                                   ----------      -----------    ----------    -----------    ---------
   Total from investment
     operations .........................               2.27             1.50           .46            .34          .33
                                                   ----------      -----------    ----------    -----------    ---------
Unit value, end of period ...............          $    5.86             3.59          2.09           1.63         1.29
                                                   ----------      -----------    ----------    -----------    ---------
                                                   ----------      -----------    ----------    -----------    ---------

Independent Auditors' Report

The Board of Directors
Minnesota Life Insurance Company:

   We have audited the accompanying consolidated balance sheets of the Minnesota Life Insurance Company and subsidiaries as of December 31, 1999 and 1998, and the related consolidated statements of operations and comprehensive income, changes in stockholder's equity and cash flows for each of the years in the three-year period ended December 31, 1999. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of the Minnesota Life Insurance Company and subsidiaries as of December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1999 in conformity with generally accepted accounting principles.

   Our audits were made for the purpose of forming an opinion on the basic consolidated financial statements taken as a whole. The supplementary information included in the accompanying schedules is presented for purpose of additional analysis and is not a required part of the basic consolidated financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic consolidated financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic consolidated financial statements taken as a whole.

Minneapolis, Minnesota
February 11, 2000

Minnesota Life Insurance Company and Subsidiaries

Consolidated Balance Sheets

December 31, 1999 and 1998
                                     Assets

                                                         1999        1998
                                                      ----------- -----------
                                                          (In thousands)
  Fixed maturity securities:
   Available-for-sale, at fair value (amortized cost
    $4,868,584 and $4,667,688)                        $ 4,803,568 $ 4,914,012
   Held-to-maturity, at amortized cost (fair value
    $968,852 and $1,161,784)                              974,814   1,086,548
  Equity securities, at fair value (cost $587,014 and
   $579,546)                                              770,269     749,800
  Mortgage loans, net                                     696,672     681,219
  Real estate, net                                         36,793      38,530
  Finance receivables, net                                134,812     163,411
  Policy loans                                            237,335     226,409
  Short-term investments                                   93,993     136,435
  Private equities                                        284,797     160,958
  Other invested assets                                    53,919     100,667
                                                      ----------- -----------
   Total investments                                    8,086,972   8,257,989

  Cash                                                    116,803     175,660
  Deferred policy acquisition costs                       713,217     564,382
  Accrued investment income                                93,385      86,974
  Premiums receivable, net                                 94,171      62,609
  Property and equipment, net                              59,223      67,448
  Reinsurance recoverables                                194,940     176,683
  Other assets                                             64,256      61,183
  Separate account assets                               8,931,456   6,994,752
                                                      ----------- -----------
     Total assets                                     $18,354,423 $16,447,680
                                                      =========== ===========
                      Liabilities and Stockholder's Equity
Liabilities:
  Policy and contract account balances                $ 4,234,183 $ 4,242,802
  Future policy and contract benefits                   1,826,953   1,758,375
  Pending policy and contract claims                       90,762      70,564
  Other policyholders funds                               451,056     438,595
  Policyholders dividends payable                          51,749      53,957
  Stockholder dividend payable                                --       24,700
  Unearned premiums and fees                              208,013     180,191
  Federal income tax liability:
    Current                                                68,320      53,039
    Deferred                                              125,094     173,907
  Other liabilities                                       442,369     514,468
  Notes payable                                           218,000     267,000
  Separate account liabilities                          8,882,060   6,947,806
                                                      ----------- -----------
    Total liabilities                                  16,598,559  14,725,404
                                                      ----------- -----------
Stockholder's equity:
  Common stock, $1 par value, 5,000,000 shares autho-
   rized, issued and outstanding                            5,000       5,000
  Additional paid in capital                                3,000         --
  Retained earnings                                     1,629,787   1,513,661
  Accumulated other comprehensive income                  118,077     203,615
                                                      ----------- -----------
    Total stockholder's equity                          1,755,864   1,722,276
                                                      ----------- -----------
      Total liabilities and stockholder's equity      $18,354,423 $16,447,680
                                                      =========== ===========

          See accompanying notes to consolidated financial statements.

Minnesota Life Insurance Company and Subsidiaries

Consolidated Statements of Operations and Comprehensive Income

Years ended December 31, 1999, 1998 and 1997

                                             1999        1998        1997
                                          ----------  ----------  ----------
                                                   (In thousands)
Revenues:
  Premiums                                $  697,799  $  577,693  $  615,253
  Policy and contract fees                   331,110     300,361     272,037
  Net investment income                      540,056     531,081     553,773
  Net realized investment gains               79,615     114,652     114,367
  Finance charge income                       31,969      35,880      43,650
  Other income                                81,135      73,498      71,707
                                          ----------  ----------  ----------
    Total revenues                         1,761,684   1,633,165   1,670,787
                                          ----------  ----------  ----------
Benefits and expenses:
  Policyholders benefits                     667,207     519,926     515,873
  Interest credited to policies and con-
   tracts                                    282,627     290,870     298,033
  General operating expenses                 358,387     360,916     369,961
  Commissions                                110,645     110,211     114,404
  Administrative and sponsorship fees         79,787      80,183      81,750
  Dividends to policyholders                  18,928      25,159      26,776
  Interest on notes payable                   24,282      22,360      24,192
  Amortization of deferred policy acqui-
   sition costs                              123,455     148,098     128,176
  Capitalization of policy acquisition
   costs                                    (152,602)   (166,140)   (155,054)
                                          ----------  ----------  ----------
    Total benefits and expenses            1,512,716   1,391,583   1,404,111
                                          ----------  ----------  ----------
      Income from operations before taxes    248,968     241,582     266,676

  Federal income tax expense (benefit):
    Current                                   75,172      93,584      84,612
    Deferred                                  (1,439)    (15,351)     (7,832)
                                          ----------  ----------  ----------
      Total federal income tax expense        73,733      78,233      76,780
                                          ----------  ----------  ----------
        Net income                        $  175,235  $  163,349  $  189,896
                                          ==========  ==========  ==========
Other comprehensive income (loss), after
 tax:
  Foreign currency translation adjust-
   ments                                  $      --   $     (947) $      947
  Unrealized gains (losses) on securities    (85,538)     47,889      47,414
                                          ----------  ----------  ----------
  Other comprehensive income (loss), net
   of tax                                    (85,538)     46,942      48,361
                                          ----------  ----------  ----------
    Comprehensive income                  $   89,697  $  210,291  $  238,257
                                          ==========  ==========  ==========

          See accompanying notes to consolidated financial statements.

Minnesota Life Insurance Company and Subsidiaries

Consolidated Statements of Changes in Stockholder's Equity

Years ended December 31, 1999, 1998 and 1997

                                             1999        1998        1997
                                          ----------  ----------  ----------
                                                   (In thousands)
Common stock:
  Beginning balance                       $    5,000  $      --   $      --
  Issued during the year                         --        5,000         --
                                          ----------  ----------  ----------
    Total common stock                    $    5,000  $    5,000  $      --
                                          ==========  ==========  ==========
Additional paid in capital:
  Beginning balance                       $      --   $      --   $      --
  Contribution                                 3,000         --          --
                                          ----------  ----------  ----------
    Total additional paid in capital      $    3,000  $      --   $      --
                                          ==========  ==========  ==========
Retained earnings:
  Beginning balance                       $1,513,661  $1,380,012  $1,190,116
  Net income                                 175,235     163,349     189,896
  Retained earnings transfer for common
   stock issued                                  --       (5,000)        --
  Dividends to stockholder                   (59,109)    (24,700)        --
                                          ----------  ----------  ----------
    Total retained earnings               $1,629,787  $1,513,661  $1,380,012
                                          ==========  ==========  ==========
Accumulated other comprehensive income:
  Beginning balance                       $  203,615  $  156,673  $  108,312
  Change in unrealized appreciation of
   investments                               (85,538)     47,889      47,414
  Change in unrealized gain on foreign
   currency translation                          --         (947)        947
                                          ----------  ----------  ----------
    Total accumulated other comprehensive
     income                               $  118,077  $  203,615  $  156,673
                                          ==========  ==========  ==========
      Total stockholder's equity          $1,755,864  $1,722,276  $1,536,685
                                          ==========  ==========  ==========

          See accompanying notes to consolidated financial statements.

Minnesota Life Insurance Company and Subsidiaries

Consolidated Statements of Cash Flows

Years ended December 31, 1999, 1998 and 1997

                                           1999         1998         1997
                                        -----------  -----------  -----------
                                                  (In thousands)
Cash Flows from Operating Activities
Net income                              $   175,235  $   163,349  $   189,896
Adjustments to reconcile net income to
 net cash
 provided by operating activities:
 Interest credited to annuity and in-
  surance contracts                         282,627      290,870      298,033
 Fees deducted from policy and con-
  tract balances                           (217,941)    (212,901)    (214,803)
 Change in future policy benefits            68,578       56,716       76,358
 Change in other policyholders lia-
  bilities                                   29,426       11,965        7,597
 Amortization of deferred policy ac-
  quisition costs                           123,455      148,098      128,176
 Capitalization of policy acquisition
  costs                                    (152,602)    (166,140)    (155,054)
 Change in premiums receivable              (31,562)       5,421       (9,280)
 Change in federal income tax liabil-
  ities                                      14,598       (7,455)      36,049
 Net realized investment gains              (79,615)    (114,652)    (114,367)
 Other, net                                 (27,314)      30,524      (44,527)
                                        -----------  -----------  -----------
   Net cash provided by operating ac-
    tivities                                184,885      205,795      198,078
                                        -----------  -----------  -----------
Cash Flows from Investing Activities
Proceeds from sales of:
 Fixed maturity securities, avail-
  able-for-sale                           1,856,757    1,835,955    1,099,114
 Equity securities                          705,050      621,125      601,936
 Real estate                                  7,341        7,800        9,279
 Private equities                            28,128       20,025       19,817
 Other invested assets                        5,731          822        7,060
Proceeds from maturities and repay-
 ments of:
 Fixed maturity securities, avail-
  able-for-sale                             345,677      414,726      403,829
 Fixed maturity securities, held-to-
  maturity                                  122,704      148,848      139,394
 Mortgage loans                             116,785      126,066      109,246
Purchases of:
 Fixed maturity securities, avail-
  able-for-sale                          (2,432,049)  (2,384,720)  (1,498,048)
 Fixed maturity securities, held-to-
  maturity                                   (8,446)     (99,989)     (82,835)
 Equity securities                         (613,596)    (610,553)    (585,349)
 Mortgage loans                            (130,013)    (141,008)    (157,247)
 Real estate                                 (1,016)      (5,612)      (3,908)
 Private equities                           (79,584)     (64,811)     (48,778)
 Other invested assets                      (11,435)     (10,871)      (7,210)
Finance receivable originations or
 purchases                                  (74,989)     (77,141)    (115,248)
Finance receivable principal payments        88,697      109,277      133,762
Other, net                                  (91,346)     104,519      (88,626)
                                        -----------  -----------  -----------
   Net cash used for investing activi-
    ties                                   (165,604)      (5,542)     (63,812)
                                        -----------  -----------  -----------
Cash Flows from Financing Activities
Deposits credited to annuity and in-
 surance contracts                          448,012      952,622      928,696
Withdrawals from annuity and insurance
 contracts                                 (478,775)  (1,053,844)  (1,013,588)
Proceeds from issuance of debt               50,000       40,000          --
Payments on debt                            (49,000)     (31,000)     (21,000)
Dividends paid to stockholder               (83,809)         --           --
Other, net                                   (7,008)      (4,467)      (3,355)
                                        -----------  -----------  -----------
   Net cash used for financing activi-
    ties                                   (120,580)     (96,689)    (109,247)
                                        -----------  -----------  -----------
Net increase (decrease) in cash and
 short-term investments                    (101,299)     103,564       25,019
Cash and short-term investments, be-
 ginning of year                            312,095      208,531      183,512
                                        -----------  -----------  -----------
Cash and short-term investments, end
 of year                                $   210,796  $   312,095  $   208,531
                                        ===========  ===========  ===========

          See accompanying notes to consolidated financial statements.

Minnesota Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements
(1) Nature of Operations

Description of Business
Minnesota Life Insurance Company, both directly and through its subsidiaries (collectively, the Company), provides a diversified array of insurance and financial products and services designed principally to protect and enhance the long-term financial well-being of individuals and families.
   The Company's strategy is to be successful in carefully selected niche markets, primarily in the United States, while focusing on the retention of existing business and the maintenance of profitability. To achieve this objective, the Company has divided its businesses into five strategic business units, which focus on various markets: Individual Insurance, Financial Services, Group Insurance, Pension and Asset Management. Revenues in 1999 for these business units were $703,473,000, $263,418,000, $388,792,000,
$164,774,000, and $66,594,000, respectively. Additional revenues of $174,633,000 were reported by the Company's subsidiaries and corporate product line.
   The Company serves over six million people through more than 4,000 associates located at its St. Paul, Minnesota headquarters and in sales offices nationwide.

Conversion to a Mutual Holding Company Structure
Consent was given from the Minnesota Department of Commerce (Department of Commerce) allowing The Minnesota Mutual Life Insurance Company to implement a conversion to a mutual holding company. The Minnesota Mutual Life Insurance Company enacted this privilege effective October 1, 1998. The conversion created Minnesota Mutual Companies, Inc., a mutual holding company, Securian Holding Company, and Securian Financial Group, Inc., which are intermediate stock holding companies. The Minnesota Mutual Life Insurance Company was converted into a stock life insurance company and renamed Minnesota Life Insurance Company. Minnesota Mutual Companies, Inc. will at all times, in accordance with the conversion plan and as required by the Mutual Insurance Holding Company Act, directly or indirectly control Minnesota Life Insurance Company through the ownership of at least a majority of the voting power of the voting shares of the capital stock of Minnesota Life Insurance Company. Annuity contract and life insurance policyholders of Minnesota Life Insurance Company have certain membership interests consisting primarily of the right to vote on certain matters involving Minnesota Mutual Companies, Inc. and the right to receive distributions of surplus in the event of demutualization, dissolution or liquidation of Minnesota Mutual Companies, Inc.

(2) Summary of Significant Accounting Policies

Basis of Presentation
The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles (GAAP). The consolidated financial statements include the accounts of the Minnesota Life Insurance Company and its subsidiaries. All material intercompany transactions and balances have been eliminated.
   The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Future events, including changes in mortality, morbidity, interest rates and asset valuations, could cause actual results to differ from the estimates used in the consolidated financial statements.

Insurance Revenues and Expenses
Premiums on traditional life products, which include individual whole life and term insurance and immediate annuities, are credited to revenue when due. For accident and health and group life products, premiums are credited to revenue over the contract period as earned. Benefits and expenses are recognized in relation to premiums over the contract period via a provision for future policy benefits and the amortization of deferred policy acquisition costs.

Minnesota Life Insurance Company and Subsidiaries

(2) Summary of Significant Accounting Policies (continued)

   Nontraditional life products include individual adjustable and variable life insurance and group universal and variable life insurance. Revenue from nontraditional life products and deferred annuities is comprised of policy and contract fees charged for the cost of insurance, policy administration and surrenders. Expenses include both the portion of claims not covered by and interest credited to the related policy and contract account balances. Policy acquisition costs are amortized relative to estimated gross profits or margins.

Deferred Policy Acquisition Costs
The costs of acquiring new and renewal business, which vary with and are primarily related to the production of new and renewal business, are generally deferred to the extent recoverable from future premiums or expected gross profits. Deferrable costs include commissions, underwriting expenses and certain other selling and issue costs.
   For traditional life, accident and health and group life products, deferred policy acquisition costs are amortized over the premium paying period in proportion to the ratio of annual premium revenues to ultimate anticipated premium revenues. The ultimate premium revenues are estimated based upon the same assumptions used to calculate the future policy benefits.
   For nontraditional life products and deferred annuities, deferred policy acquisition costs are amortized over the estimated lives of the contracts in relation to the present value of estimated gross profits from surrender charges and investment, mortality and expense margins.
   Deferred policy acquisition costs amortized were $123,455,000, $148,098,000 and $128,176,000 for the years ended December 31, 1999, 1998 and 1997, respectively.

Software Capitalization
The Accounting Standards Executive Committee issued Statement of Position 98-1, Accounting for Costs of Computer Software for Internal Use, effective for fiscal years beginning after December 15, 1998. The Company has adopted the capitalization of software cost beginning in 1999. At December 1999, the Company had unamortized cost of $7,459,000 and amortized software expense of $1,643,000. Costs are amortized over a three-year period.

Finance Charge Income and Receivables
Finance charge income represents fees and interest charged on consumer loans. The Company uses the interest (actuarial) method of accounting for finance charges and interest on finance receivables. Accrual of finance charges and interest on the smaller balance homogeneous finance receivables is suspended when a loan is contractually delinquent for more than 60 days and is subsequently recognized when received. Accrual is resumed when the loan is contractually less than 60 days past due. Finance charges and interest is suspended when a loan is considered by management to be impaired. Loan impairment is measured based on the present value of expected future cash flows discounted at the loan's effective interest rate, or as a practical expedient, at the observable market price of the loan or the fair value of the collateral if the loan is collateral dependent. When a loan is identified as impaired, interest previously accrued in the current year is reversed. Interest payments received on impaired loans are generally applied to principal unless the remaining principal balance has been determined to be fully collectible. An allowance for uncollectible amounts is maintained by direct charges to operations at an amount which management believes, based upon historical losses and economic conditions, is adequate to absorb probable losses on existing receivables that may become uncollectible. The reported receivables are net of this allowance.

Valuation of Investments
Fixed maturity securities (bonds) which the Company has the positive intent and ability to hold to maturity are classified as held-to-maturity and are carried at amortized cost, net of write-downs for other than temporary declines in value. Premiums and discounts are amortized or accreted over the estimated lives of the securities based on the interest yield method. Fixed maturity securities, which may be sold prior to maturity, are classified as available-for-sale and are carried at fair value.

Minnesota Life Insurance Company and Subsidiaries

(2) Summary of Significant Accounting Policies (continued)

   Equity securities (common stocks and preferred stocks) are carried at fair value. Equity securities also include initial contributions to affiliated registered investment funds that are managed by a subsidiary of the Company. These contributions are carried at the market value of the underlying net assets of the funds.
   Mortgage loans are carried at amortized cost less an allowance for uncollectible amounts. Premiums and discounts are amortized or accreted over the terms of the mortgage loans based on the interest yield method. A mortgage loan is considered impaired if it is probable that contractual amounts due will not be collected. Impaired mortgage loans are valued at the fair value of the underlying collateral. Interest income on impaired mortgage loans is recorded on an accrual basis. However, when the likelihood of collection is doubtful, interest income is recognized when received.
   On January 1, 1999, the Company converted to the equity method of accounting for its private equity investments. Prior to 1999 the Company accounted for these investments using the cost method. The change to this method of accounting was not material to prior year amounts. Private equity investments are now carried at our equity in the estimated fair value of the underlying investments of these limited partnerships. In-kind distributions are recorded as a return of capital for the cost basis of the stock received. Changes in fair value are recorded directly in stockholder's equity.
   Fair values of fixed maturity securities, equity securities and private equities are based on quoted market prices, where available. If quoted market prices are not available, fair values are estimated using values obtained from independent pricing services which specialize in matrix pricing and modeling techniques for estimating fair values. Fair values of mortgage loans are based upon discounted cash flows, quoted market prices and matrix pricing.
   Real estate is carried at cost less accumulated depreciation and an allowance for estimated losses. Accumulated depreciation on real estate at December 31, 1999 and 1998, was $7,101,000 and $6,713,000, respectively.
   Policy loans are carried at the unpaid principal balance.

Derivative Financial Instruments
The Company entered into equity swaps in 1996 as part of an overall risk management strategy. The swaps were used to hedge exposure to market risk on $400,000,000 of the Company's common stock portfolio. The swaps were based upon certain stock indices. If, at the time of settlement for a particular swap, the designated stock index had fallen below a specified level, the counterparty would pay the Company an amount based upon the decline in the index and the stock portfolio value protected by the swap. If, at the time of settlement, the designated stock index had risen, the Company would pay the counterparty an amount based upon the increase in the index and 25% of the stock portfolio value protected by the swap. The equity swaps were settled with the counterparties in August 1997. The swaps were carried at fair value, which were based upon dealer quotes. Changes in fair value were recorded directly in stockholder's equity. Upon settlement of the swaps, gains or losses were recognized in income, and the Company realized a loss of approximately $31,000,000 in 1997, upon settlement of these equity swaps.
   The Company began investing in international bonds denominated in foreign currencies in 1997. Unrealized gains or losses are recorded on foreign denominated securities due to the fluctuation in foreign currency exchange rates and/or related payables and receivables and interest on foreign securities. The Company uses forward foreign exchange currency contracts as part of its risk management strategy for international investments. The forward foreign exchange currency contracts are used to reduce market risks from changes in foreign exchange rates. These forward foreign exchange currency contracts are agreements to purchase a specified amount of one currency in exchange for a specified amount of another currency at a future point in time at a foreign exchange currency rate agreed upon on the contract open date. No cash is exchanged at the outset of the contract and no payments are made by either party until the contract close date. On the contract

Minnesota Life Insurance Company and Subsidiaries

(2) Summary of Significant Accounting Policies (continued)

close date the contracted amount of the purchased currency is received from the counterparty and the contracted amount of the sold currency is sent to the counterparty. Realized and unrealized gains and losses on these forward foreign exchange contracts are recorded in income as incurred. Notional amounts for the years ended December 31, 1999 and 1998, were $98,606,000 and $115,194,000, respectively.

Capital Gains and Losses
Realized and unrealized capital gains and losses are determined on the specific identification method. Write-downs of held-to-maturity securities and the provision for credit losses on mortgage loans and real estate are recorded as realized losses.
   Changes in the fair value of fixed maturity securities available-for-sale, equity securities and private equity investments in limited partnerships are recorded as a separate component of stockholder's equity, net of taxes and related adjustments to deferred policy acquisition costs and unearned policy and contract fees.

Property and Equipment
Property and equipment are carried at cost, net of accumulated depreciation of $113,441,000 and $101,692,000 at December 31, 1999 and 1998, respectively.
Buildings are depreciated over 40 years and equipment is generally depreciated over 5 to 10 years. Depreciation expenses for the years ended December 31, 1999, 1998 and 1997, were $11,749,000, $10,765,000 and $8,965,000, respectively.

Separate Accounts
Separate account assets and liabilities represent segregated funds administered and invested by the Company for the exclusive benefit of pension, variable annuity and variable life insurance policyholders and contractholders. Assets consist principally of marketable securities and both assets and liabilities are reported at fair value, based upon the market value of the investments held in the segregated funds. The Company receives administrative and investment advisory fees for services rendered on behalf of these accounts.
   The Company periodically invests money in its separate accounts. The market value of such investments, included with separate account assets, amounted to $49,396,000 and $46,946,000 at December 31, 1999 and 1998, respectively.

Policyholders Liabilities
Policy and contract account balances represent the net accumulation of funds associated with nontraditional life products and deferred annuities. Additions to the account balances include premiums, deposits and interest credited by the Company. Decreases in the account balances include surrenders, withdrawals, benefit payments, and charges assessed for the cost of insurance, policy administration and surrenders.
   Future policy and contract benefits are comprised of reserves for traditional life, group life, and accident and health products. The reserves were calculated using the net level premium method based upon assumptions regarding investment yield, mortality, morbidity, and withdrawal rates determined at the date of issue, commensurate with the Company's experience. Provision has been made in certain cases for adverse deviations from these assumptions.
   Other policyholders funds are comprised of dividend accumulations, premium deposit funds and supplementary contracts without life contingencies.

Participating Business
Dividends on participating policies and other discretionary payments are declared by the Board of Directors based upon actuarial determinations, which take into consideration current mortality, interest earnings, expense factors and federal income taxes. Dividends are recognized as expenses consistent with the recognition of premiums. At December 31, 1999 and 1998, the total participating business in force was $50,305,164,000 and $55,683,649,000, respectively.

Minnesota Life Insurance Company and Subsidiaries

(2) Summary of Significant Accounting Policies (continued)

Income Taxes
Current income taxes are charged to operations based upon amounts estimated to be payable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to the differences between financial statement carrying amounts and income tax bases of assets and liabilities.

Reinsurance Recoverables
Insurance liabilities are reported before the effects of ceded reinsurance. Reinsurance recoverables represent amounts due from reinsurers for paid and unpaid benefits, expense reimbursements, prepaid premiums and future policy benefits.

Reclassifications
Certain 1998 and 1997 consolidated financial statement balances have been reclassified to conform to the 1999 presentation.

(3) Investments

Net investment income for the years ended December 31 was as follows:

                             1999      1998      1997
                           --------  --------  --------
                                 (In thousands)
Fixed maturity securities  $428,286  $445,220  $457,391
Equity securities            29,282    12,183    16,182
Mortgage loans               54,596    54,785    55,929
Real estate                      11      (236)     (407)
Policy loans                 16,016    15,502    15,231
Short-term investments        5,829     6,147     6,995
Private equities              4,114     1,908     2,081
Other invested assets         6,278     1,918     1,790
                           --------  --------  --------
  Gross investment income   544,412   537,427   555,192
Investment expenses          (4,356)   (6,346)   (1,419)
                           --------  --------  --------
    Total                  $540,056  $531,081  $553,773
                           ========  ========  ========

   Net realized investment gains (losses) for the years ended December 31 were as follows:

                             1999      1998      1997
                           --------  --------  --------
                                 (In thousands)
Fixed maturity securities  $(31,404) $ 43,244  $  3,711
Equity securities            91,591    47,526    92,765
Mortgage loans                1,344     3,399     2,011
Real estate                   4,806     7,809     1,598
Private equities             13,983     6,336     8,431
Other invested assets          (705)    6,338     5,851
                           --------  --------  --------
    Total                  $ 79,615  $114,652  $114,367
                           ========  ========  ========

Minnesota Life Insurance Company and Subsidiaries

(3) Investments (continued)

   Gross realized gains (losses) on the sales of fixed maturity securities and equity securities for the years ended December 31 were as follows:

                                                  1999      1998      1997
                                                --------  --------  --------
                                                      (In thousands)
Fixed maturity securities, available-for-sale:
  Gross realized gains                          $ 28,619  $ 56,428  $ 18,804
  Gross realized losses                          (60,023)  (13,184)  (15,093)
Equity securities:
  Gross realized gains                           143,180   107,342   120,437
  Gross realized losses                          (51,589)  (59,816)  (27,672)
Private equities:
  Gross realized gains                            14,558    13,563    10,515
  Gross realized losses                             (575)   (7,227)   (2,084)

   Net unrealized gains (losses) included in stockholder's equity at December 31 were as follows:

                                                   1999       1998
                                                 ---------  ---------
                                                   (In thousands)
Gross unrealized gains                           $ 361,895  $ 487,479
Gross unrealized losses                           (184,268)   (73,440)
Adjustment to deferred acquisition costs              (414)  (119,542)
Adjustment to unearned policy and contract fees       (473)    15,912
Deferred federal income taxes                      (58,663)  (106,794)
                                                 ---------  ---------
  Net unrealized gains                           $ 118,077  $ 203,615
                                                 =========  =========

Minnesota Life Insurance Company and Subsidiaries

(3) Investments (continued)

   The amortized cost and fair value of investments in marketable securities by type of investment were as follows:

                                               Gross Unrealized
                                               -----------------
                                    Amortized                       Fair
                                       Cost     Gains    Losses    Value
                                    ---------- -------- -------- ----------
                                                (In thousands)
December 31, 1999
Available-for-sale:
  United States government and gov-
   ernment
   agencies and authorities         $  151,864 $     32 $  8,299 $  143,597
  Foreign governments                  122,505      678    7,913    115,270
  Corporate securities               3,088,999  108,203  117,543  3,079,659
  International bond securities         28,979      --     2,633     26,346
  Mortgage-backed securities         1,476,237    4,867   42,408  1,438,696
                                    ---------- -------- -------- ----------
    Total fixed maturities           4,868,584  113,780  178,796  4,803,568
  Equity securities-unaffiliated       463,089  142,583    2,745    602,927
  Equity securities-affiliated mu-
   tual funds                          123,925   44,014      597    167,342
                                    ---------- -------- -------- ----------
    Total equity securities            587,014  186,597    3,342    770,269
                                    ---------- -------- -------- ----------
      Total available-for-sale       5,455,598  300,377  182,138  5,573,837
Held-to maturity:
  Corporate securities                 848,689   15,965   21,492    843,162
  Mortgage-backed securities           126,125    2,584    3,019    125,690
                                    ---------- -------- -------- ----------
    Total held-to-maturity             974,814   18,549   24,511    968,852
                                    ---------- -------- -------- ----------
      Total                         $6,430,412 $318,926 $206,649 $6,542,689
                                    ========== ======== ======== ==========

                                               Gross Unrealized
                                               ----------------
                                    Amortized                      Fair
                                       Cost     Gains   Losses    Value
                                    ---------- -------- ------- ----------
                                                (In thousands)
December 31, 1998
Available-for-sale:
  United States government and gov-
   ernment
   agencies and authorities         $  195,650 $ 17,389 $   201 $  212,838
  Foreign governments                      784      --      311        473
  Corporate securities               2,357,861  204,277  30,648  2,531,490
  International bond securities        188,448   22,636   1,298    209,786
  Mortgage-backed securities         1,924,945   52,580  18,100  1,959,425
                                    ---------- -------- ------- ----------
    Total fixed maturities           4,667,688  296,882  50,558  4,914,012
  Equity securities-unaffiliated       463,777  157,585  15,057    606,305
  Equity securities-affiliated mu-
   tual funds                          115,769   27,726     --     143,495
                                    ---------- -------- ------- ----------
    Total equity securities            579,546  185,311  15,057    749,800
                                    ---------- -------- ------- ----------
      Total available-for-sale       5,247,234  482,193  65,615  5,663,812
Held-to maturity:
  Corporate securities                 894,064   67,496     235    961,325
  Mortgage-backed securities           192,484    9,030   1,055    200,459
                                    ---------- -------- ------- ----------
    Total held-to-maturity           1,086,548   76,526   1,290  1,161,784
                                    ---------- -------- ------- ----------
      Total                         $6,333,782 $558,719 $66,905 $6,825,596
                                    ========== ======== ======= ==========

Minnesota Life Insurance Company and Subsidiaries

(3) Investments (continued)

   The amortized cost and estimated fair value of fixed maturity securities at December 31, 1999, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                        Available-for-Sale    Held-to-Maturity
                                       --------------------- ------------------
                                       Amortized     Fair    Amortized   Fair
                                          Cost      Value      Cost     Value
                                       ---------- ---------- --------- --------
                                                    (In thousands)
Due in one year or less                $   39,213 $   39,542 $  5,628  $  5,589
Due after one year through five years   1,065,644  1,125,653  175,672   176,672
Due after five years through ten
 years                                  1,305,697  1,271,316  376,752   375,480
Due after ten years                       981,793    928,361  290,637   285,421
                                       ---------- ---------- --------  --------
                                        3,392,347  3,364,872  848,689   843,162
Mortgage-backed securities              1,476,237  1,438,696  126,125   125,690
                                       ---------- ---------- --------  --------
  Total                                $4,868,584 $4,803,568 $974,814  $968,852
                                       ========== ========== ========  ========

   At December 31, 1999 and 1998, fixed maturity securities and short-term investments with a carrying value of $13,945,000 and $6,361,000, respectively, were on deposit with various regulatory authorities as required by law.
   Allowances for credit losses on investments are reflected on the consolidated balance sheets as a reduction of the related assets and were as follows:

                         1999    1998
                        ------- -------
                        (In thousands)
Mortgage loans          $ 1,500 $ 1,500
Investment real estate      --      841
                        ------- -------
  Total                 $ 1,500 $ 2,341
                        ======= =======

   At December 31, 1999, no mortgage loans were considered impaired. At December 31, 1998, the recorded investment in mortgage loans that were considered to be impaired was $8,798, before the allowance for credit losses. These impaired loans, due to adequate fair market value of underlying collateral, do not have an allowance for credit losses.
   A general allowance for credit losses was established for potential impairments in the remainder of the mortgage loan portfolio. The general allowance was $1,500,000 at December 31, 1999 and 1998.

   Changes in the allowance for credit losses on mortgage loans were as follows:

                                                          1999   1998   1997
                                                         ------ ------ ------
                                                            (In thousands)
Balance at beginning of year                             $1,500 $1,500 $1,895
Provision for credit losses                                 --     --     --
Charge-offs                                                 --     --    (395)
                                                         ------ ------ ------
  Balance at end of year                                 $1,500 $1,500 $1,500
                                                         ====== ====== ======

   Below is a summary of interest income on impaired mortgage loans.

                                                          1999   1998   1997
                                                         ------ ------ ------
                                                            (In thousands)
Average impaired mortgage loans                          $    4 $   14 $3,268
Interest income on impaired mortgage loans--contractual       4     18    556
Interest income on impaired mortgage loans--collected         4     17    554

Minnesota Life Insurance Company and Subsidiaries

(4) Notes Receivable

In connection with the Company's construction of an additional home office facility in St. Paul, Minnesota, the Company entered into a loan contingency agreement with the Housing and Redevelopment Authority of the City of St. Paul, Minnesota (HRA) in November 1997. A maximum of $15 million in funds is available under this loan for condemnation and demolition of the Company's proposed building site. The note bears interest at a rate of 8.625%, with principal payments commencing February 2004 and a maturity date of August 2025. Interest payments are accrued and are payable February and August of each year commencing February 2001. All principal and interest payments are due only to the extent of available tax increments. As of December 31, 1999 and 1998, HRA has drawn $13,574,000 and $9,669,000 on this loan contingency agreement and accrued interest of $1,795,000 and $673,000, respectively.

(5) Net Finance Receivables

Finance receivables as of December 31 were as follows:

                                       1999      1998
                                     --------  --------
                                      (In thousands)
Direct installment loans             $127,379  $147,425
Retail installment notes                9,199    12,209
Retail revolving credit                 3,457    17,170
Accrued interest                        2,505     2,683
                                     --------  --------
  Gross receivables                   142,540   179,487
Allowance for uncollectible amounts    (7,728)  (16,076)
                                     --------  --------
    Finance receivables, net         $134,812  $163,411
                                     ========  ========

   The direct installment loans, at December 31, 1999 and 1998, consisted of $83,376,000 and $81,066,000, respectively, of discount basis loans (net of unearned finance charges) and $44,003,000 and $66,359,000, respectively, of interest-bearing loans and generally have a maximum term of 84 months; the retail installment notes are principally discount basis, arise from the sale of household appliances, furniture, and sundry services, and generally have a maximum term of 48 months. Direct installment loans included approximately $29 million and $44 million of real estate secured loans at December 31, 1999 and 1998, respectively. Revolving credit loans included approximately $3 million and $16 million of real estate secured loans at December 31, 1999 and 1998, respectively. Contractual maturities of the finance receivables by year, as required by the industry audit guide for finance companies, were not readily available at December 31, 1999 and 1998, but experience has shown that such information is not significant in that a substantial portion of receivables will be renewed, converted, or paid in full prior to maturity.
   During the years ended December 31, 1999 and 1998, principal cash collections of direct installment loans were $57,665,000 and $75,011,000, respectively, and the percentages of these cash collections to average net balances were 43% and 47%, respectively. Retail installment notes' principal cash collections to average net balances were $12,180,000 and $15,990,000, respectively, and the percentages of these cash collections to average net balances were 121% and 101%, respectively.

Minnesota Life Insurance Company and Subsidiaries

(5) Net Finance Receivables (continued)

   The ratio for the allowance for losses to net outstanding receivables balances at December 31, 1999 and 1998 was 5.4% and 9.0%, respectively. Changes in the allowance for losses for the periods ended December 31, 1999 and 1998 were as follows:

                                         1999      1998      1997
                                       --------  --------  --------
                                             (In thousands)
Balance at beginning of year           $ 16,076  $ 20,545  $  7,497
Provision for credit losses               5,434    10,712    28,206
Allowance applicable to bulk purchase       125       --        --
Charge-offs                             (16,712)  (18,440)  (17,869)
Recoveries                                2,805     3,259     2,711
                                       --------  --------  --------
  Balance at end of year               $  7,728  $ 16,076  $ 20,545
                                       ========  ========  ========

   At December 31, 1999, the recorded investment in certain direct installment loans and direct revolving credit loans were considered to be impaired. The balances of such loans at December 31, 1999 and the related allowance for credit losses were as follows:

                                     Installment Revolving
                                        Loans     Credit   Total
                                     ----------- --------- ------
                                            (In thousands)
Balances at December 31, 1999          $5,539       692    $6,231
Related allowance for credit losses    $1,478       330    $1,808

   All loans deemed to be impaired are placed on a non-accrual status. No accrued or unpaid interest was recognized on impaired loans during 1999. The average quarterly balance of impaired loans during the year ended December 31, 1999 and 1998, was $5,758,000 and $6,354,000 for installment basis loans and $6,214,000 and $12,471,000 for revolving credit loans, respectively.
   There were no material commitments to lend additional funds to customers whose loans were classified as impaired at December 31, 1999.

(6) Income Taxes

Income tax expense varies from the amount computed by applying the federal income tax rate of 35% to income from operations before taxes. The significant components of this difference were as follows:

                                                  1999     1998     1997
                                                 -------  -------  -------
                                                     (In thousands)
Computed tax expense                             $87,139  $84,553  $93,337
Difference between computed and actual tax ex-
 pense:
  Dividends received deduction                    (3,127)  (1,730)  (5,573)
  Special tax on mutual life insurance companies  (9,568)  (3,455)   3,341
  Sale of subsidiary                                 --       --    (4,408)
  Foundation gain                                   (538)     --    (4,042)
  Tax credits                                     (4,500)  (4,416)  (3,600)
  Expense adjustments and other                    4,327    3,281   (2,275)
                                                 -------  -------  -------
    Total tax expense                            $73,733  $78,233  $76,780
                                                 =======  =======  =======

Minnesota Life Insurance Company and Subsidiaries

(6) Income Taxes (continued)

   The tax effects of temporary differences that give rise to the Company's net deferred federal tax liability were as follows:

                                                        1999     1998
                                                      -------- --------
                                                       (In thousands)
Deferred tax assets:
  Policyholders liabilities                           $ 17,461 $ 16,999
  Pension and post retirement benefits                  30,151   27,003
  Tax deferred policy acquisition costs                 91,976   82,940
  Net realized capital losses                            6,709    8,221
  Other                                                 16,612   18,487
                                                      -------- --------
    Gross deferred tax assets                          162,909  153,650
                                                      -------- --------
Deferred tax liabilities:
  Deferred policy acquisition costs                   $198,501 $155,655
  Real estate and property and equipment depreciation   14,642   10,275
  Basis difference on investments                        8,092   10,798
  Net unrealized capital gains                          59,411  143,354
  Other                                                  7,357    7,475
                                                      -------- --------
    Gross deferred tax liabilities                     288,003  327,557
                                                      -------- --------
      Net deferred tax liability                      $125,094 $173,907
                                                      ======== ========

   A valuation allowance for deferred tax assets was not considered necessary as of December 31, 1999 and 1998 because the Company believes that it is more likely than not that the deferred tax assets will be realized through future reversals of existing taxable temporary differences and future taxable income.
   Income taxes paid for the years ended December 31, 1999, 1998 and 1997, were $59,905,000, $91,259,000 and $71,108,000, respectively.
   The Company's tax returns for 1995, 1996, and 1997 are under examination by the Internal Revenue Service. The Company believes additional taxes, if any, assessed as a result of these examinations, will not have a material effect on its financial position.

Minnesota Life Insurance Company and Subsidiaries

(7) Liability for Unpaid Accident and Health Claims, Reserve for Losses, and Claim and Loss Adjustment Expenses

Activity in the liability for unpaid accident and health claims, reserve for losses and claim and loss adjustment expenses is summarized as follows:

                                                     1999     1998     1997
                                                   -------- -------- --------
                                                         (In thousands)
Balance at January 1                               $435,079 $409,249 $416,910
  Less: reinsurance recoverable                     108,918  104,741  102,161
                                                   -------- -------- --------
Net balance at January 1                            326,161  304,508  314,749
                                                   -------- -------- --------
Incurred related to:
  Current year                                       92,421   92,793  121,153
  Prior years                                        19,435   14,644    7,809
                                                   -------- -------- --------
Total incurred                                      111,856  107,437  128,962
                                                   -------- -------- --------
Paid related to:
  Current year                                       25,084   27,660   51,275
  Prior years                                        63,827   58,124   57,475
                                                   -------- -------- --------
Total paid                                           88,911   85,784  108,750
                                                   -------- -------- --------
Decrease in liabilities due to sale of subsidiary       --       --    30,453
                                                   -------- -------- --------
Net balance at December 31                          349,106  326,161  304,508
  Plus: reinsurance recoverable                     121,395  108,918  104,741
                                                   -------- -------- --------
Balance at December 31                             $470,501 $435,079 $409,249
                                                   ======== ======== ========

   The liability for unpaid accident and health claims, reserve for losses and claim and loss adjustment expenses is included in future policy and contract benefits and pending policy and contract claims on the consolidated balance sheets.
   As a result of changes in estimates of claims incurred in prior years, the accident and health claims, reserve for losses and claim and loss adjustment expenses incurred increased by $19,435,000, $14,644,000 and $7,809,000 in 1999,
1998 and 1997, respectively which includes the amortization of discount on individual accident and health claim reserves of $13,918,000, $14,256,000, $11,522,000 in 1999, 1998 and 1997, respectively. The remaining changes in amounts are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid accident and health claims, reserve for losses and claim and loss adjustment expenses.

(8) Employee Benefit Plans

Pension Plans and Post Retirement Plans Other than Pensions
The Company has noncontributory defined benefit retirement plans covering substantially all employees and certain agents. Benefits are based upon years of participation and the employee's average monthly compensation or the agent's adjusted annual compensation. Plan assets are comprised of mostly stocks and bonds, which are held in the general and separate accounts of the Company and administered under group annuity contracts issued by the Company. The Company's funding policy is to contribute annually the minimum amount required by applicable regulations. The Company also has an unfunded noncontributory defined benefit retirement plan, which provides certain employees with benefits in excess of limits for qualified retirement plans.
   The Company also has unfunded postretirement plans that provide certain health care and life insurance benefits to substantially all retired employees and agents. Eligibility is determined by age at retirement and years of service after age 30. Health care premiums are shared with retirees, and other cost-sharing features include deductibles and co-payments.

Minnesota Life Insurance Company and Subsidiaries

(8) Employee Benefit Plans (continued)

   The change in the benefit obligation and plan assets for the Company's plans as of December 31 was calculated as follows:

                                      Pension Benefits     Other Benefits
                                      ------------------  ------------------
                                        1999      1998      1999      1998
                                      --------  --------  --------  --------
                                                (In thousands)
Change in benefit obligation:
  Benefit obligation at beginning of
   year                               $181,439  $151,509  $ 31,236  $ 24,467
  Service cost                           8,272     8,402     1,419     1,375
  Interest cost                         13,132    10,436     2,340     1,713
  Amendments                             4,385         6       --        --
  Actuarial gain                        (4,143)   16,298       (33)    4,542
  Benefits paid                         (6,060)   (5,212)   (1,242)     (861)
                                      --------  --------  --------  --------
    Benefit obligation at end of year $197,025  $181,439  $ 33,720  $ 31,236
                                      ========  ========  ========  ========
Change in plan assets:
  Fair value of plan assets at the
   beginning of the year              $146,710  $133,505  $    --   $    --
  Actual return on plan assets          12,948    13,068       --        --
  Employer contribution                  6,096     5,349     1,242       861
  Benefits paid                         (6,060)   (5,212)   (1,242)     (861)
                                      --------  --------  --------  --------
    Fair value of plan assets at the
     end of year                      $159,694  $146,710  $    --   $    --
                                      ========  ========  ========  ========
  Funded status                       $(37,330) $(34,729) $(33,720) $(31,236)
  Unrecognized net actuarial loss
   (gain)                                6,812    12,283    (6,089)   (6,251)
  Unrecognized prior service cost
   (benefit)                             8,723     5,293    (2,472)   (2,986)
                                      --------  --------  --------  --------
    Net amount recognized             $(21,795) $(17,153) $(42,281) $(40,473)
                                      ========  ========  ========  ========
Amounts recognized in the balance
 sheet statement consist of:
  Accrued benefit cost                $(27,980) $(23,242) $(42,395) $(40,473)
  Intangible asset                       6,185     6,089       114       --
                                      --------  --------  --------  --------
    Net amount recognized             $(21,795) $(17,153) $(42,281) $(40,473)
                                      ========  ========  ========  ========
Weighted average assumptions as of
 December 31
  Discount rate                           7.50%     7.00%     7.50%     7.00%
  Expected return on plan assets          8.27%     8.27%      --        --
  Rate of compensation increase           5.32%     5.32%      --        --

Minnesota Life Insurance Company and Subsidiaries

(8) Employee Benefit Plans (continued)

   For measurement purposes, an 8.5 percent annual rate of increase in the per capita cost of covered health care benefits was assumed for 2000. The rate was assumed to decrease gradually to 5.5 percent for 2005 and remain at that level thereafter.

                                Pension Benefits            Other Benefits
                            ---------------------------  ----------------------
                              1999      1998     1997     1999    1998    1997
                            --------  --------  -------  ------  ------  ------
                                            (In thousands)
Components of net periodic
 benefit cost
  Service cost              $  8,272  $  8,402  $ 6,847  $1,419  $1,375  $1,047
  Interest cost               13,132    10,436    9,956   2,340   1,713   1,872
  Expected return on plan
   assets                    (12,080)  (10,978)  (9,859)    --      --      --
  Amortization of prior
   service cost (benefits)       954       578      578    (513)   (513)   (510)
  Recognized net actuarial
   loss (gain)                   459       190       77    (195)   (559)   (480)
                            --------  --------  -------  ------  ------  ------
    Net periodic benefit
     cost                   $ 10,737  $  8,628  $ 7,599  $3,051  $2,016  $1,929
                            ========  ========  =======  ======  ======  ======

   The projected benefit obligation, accumulated benefit obligation, and fair value of plan assets for the pension plan with accumulated benefit obligations in excess of plan assets were $45,610,000, $36,376,000 and $18,500,000, respectively, as of December 31, 1999, and $39,470,000, $31,546,000 and
$17,334,000, respectively, as of December 31, 1998.
   The assumptions presented herein are based on pertinent information available to management as of December 31, 1999 and 1998. Actual results could differ from those estimates and assumptions. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the postretirement benefit obligation as of December 31, 1999 by $6,164,000 and the estimated eligibility cost and interest cost components of net periodic benefit costs for 1999 by $831,000. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the postretirement benefit obligation as of December 31, 1999 by $4,879,000 and the estimated eligibility cost and interest cost components of net periodic postretirement benefit costs for 1999 by $637,000.

Profit Sharing Plans
The Company also has profit sharing plans covering substantially all employees and agents. The Company's contribution rate to the employee plan is determined annually by the directors of the Company and is applied to each participant's prior year earnings. The Company's contribution to the agent plan is made as a certain percentage, based upon years of service, applied to each agent's total annual compensation. The Company recognized contributions to the plans during 1999, 1998 and 1997 of $6,003,000, $7,145,000 and $7,173,000, respectively.
Participants may elect to receive a portion of their contributions in cash.

(9) Sale of Subsidiary

On October 1, 1997, the Company sold Minnesota Fire and Casualty Company (MFC), a wholly owned subsidiary, to Harleysville Group, Inc. The Company received net cash proceeds of approximately $33.5 million from the sale, and realized a gain of approximately $14.5 million. HomePlus Insurance Company (HomePlus), a previously wholly owned subsidiary of MFC, was excluded from the sale of assets. In accordance with the agreement, prior to September 30, 1997, MFC made a distribution of private placement bonds to the Company with an amortized cost of approximately $4.3 million and transferred all issued and outstanding shares of HomePlus to the Company. The carrying value of the transferred shares was approximately $5.8 million. Under an administrative services agreement with MFC, the Company has retained MFC to provide financial and other services for HomePlus.

Minnesota Life Insurance Company and Subsidiaries

(10) Reinsurance

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligation under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed to be uncollectible.
   Reinsurance is accounted for over the lives of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.
   The effect of reinsurance on premiums for the years ended December 31 was as follows:

                       1999      1998      1997
                     --------  --------  --------
                           (In thousands)
Direct premiums      $662,775  $553,408  $595,686
Reinsurance assumed   102,154    91,548    78,097
Reinsurance ceded     (67,130)  (67,263)  (58,530)
                     --------  --------  --------
  Net premiums       $697,799  $577,693  $615,253
                     ========  ========  ========

   Reinsurance recoveries on ceded reinsurance contracts were $71,922,000, $64,174,000 and $58,072,000 during 1999, 1998 and 1997, respectively.
   On January 1, 1999, the Company entered into an agreement to sell its assumed individual life reinsurance business representing $1,982,509,000 of in force to RGA Reinsurance Company. The Company received cash of $1,284,000 from the sale and recognized miscellaneous income of approximately $4,139,000, representing the gain on the sale.
   On October 1, 1999, the Company entered into an assumption reinsurance agreement with Fort Dearborn Life Insurance Company. The agreement transfers 401(k) accounts with associated fixed and variable assets of approximately $260,000,000.

(11) Fair Value of Financial Instruments

The estimated fair value of the Company's financial instruments has been determined using available market information as of December 31, 1999 and 1998. Although management is not aware of any factors that would significantly affect the estimated fair value, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgement is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.
   Please refer to Note 2 for additional fair value disclosures concerning fixed maturity securities, equity securities, mortgages, private equities and derivatives. The carrying amounts for policy loans, cash, short-term investments and finance receivables approximate the assets' fair values.
   The interest rates on the finance receivables outstanding as of December 31, 1999 and 1998, are consistent with the rates at which loans would currently be made to borrowers of similar credit quality and for the same maturity; as such, the carrying value of the finance receivables outstanding as of December 31, 1999 and 1998, approximate the fair value for those respective dates.
   The fair values of deferred annuities, annuity certain contracts and other fund deposits, which have guaranteed interest rates and surrender charges are estimated to be the amount payable on demand as of December 31, 1999 and 1998 as those investment contracts have no defined maturity and are similar to a deposit liability. The amount payable on demand equates to the account balance less applicable surrender charges. Contracts without guaranteed interest rates and surrender charges have fair values equal to their accumulation values plus applicable market value adjustments.

Minnesota Life Insurance Company and Subsidiaries

(11) Fair Value of Financial Instruments (continued)

   The fair values of guaranteed investment contracts and supplementary contracts without life contingencies are calculated using discounted cash flows, based on interest rates currently offered for similar products with maturities consistent with those remaining for the contracts being valued. Rates currently available to the Company for debt with similar terms and remaining maturities are used to estimate the fair value of notes payable.
   The carrying amounts and fair values of the Company's financial instruments, which were classified as assets as of December 31, were as follows:

                                        1999                  1998
                                --------------------- ---------------------
                                 Carrying     Fair     Carrying     Fair
                                  Amount     Value      Amount     Value
                                ---------- ---------- ---------- ----------
                                              (In thousands)
Fixed maturity securities:
  Available-for-sale            $4,803,568 $4,803,568 $4,914,012 $4,914,012
  Held-to-maturity                 974,814    968,852  1,086,548  1,161,784
Equity securities                  770,269    770,269    749,800    749,800
Mortgage loans:
  Commercial                       625,196    605,112    579,890    603,173
  Residential                       71,476     73,293    101,329    104,315
Policy loans                       237,335    237,335    226,409    226,409
Short-term investments              93,993     93,993    136,435    136,435
Cash                               116,803    116,803    175,660    175,660
Finance receivables, net           134,812    134,812    163,411    163,411
Private equities                   284,797    284,797    160,958    164,332
Foreign currency exchange con-
 tract                                 655        655      1,594      1,594
                                ---------- ---------- ---------- ----------
    Total financial assets      $8,113,718 $8,089,489 $8,296,046 $8,400,925
                                ========== ========== ========== ==========

   The carrying amounts and fair values of the Company's financial instruments, which were classified as liabilities as of December 31, were as follows:

                                         1999                  1998
                                 --------------------- ---------------------
                                  Carrying     Fair     Carrying     Fair
                                   Amount     Value      Amount     Value
                                 ---------- ---------- ---------- ----------
                                               (In thousands)
Deferred annuities               $1,822,302 $1,810,820 $2,085,408 $2,075,738
Annuity certain contracts            39,513     39,421     57,528     60,766
Other fund deposits                 945,575    936,590    722,321    731,122
Guaranteed investment contracts         116        116        862        862
Supplementary contracts without
 life contingencies                  43,050     43,126     44,696     44,251
Notes payable                       218,000    221,233    267,000    272,834
                                 ---------- ---------- ---------- ----------
  Total financial liabilities    $3,068,556 $3,051,306 $3,177,815 $3,185,573
                                 ========== ========== ========== ==========

(12) Notes Payable

In September 1995, the Company issued surplus notes with a face value of $125,000,000, at 8.25%, due in 2025. The surplus notes are subordinate to all current and future policyholders interests, including claims, and indebtedness of the Company. All payments of interest and principal on the notes are subject to the approval of the Department of Commerce. The approved accrued interest was $3,008,000 as of December 31, 1999 and 1998. The issuance costs of $1,421,000 are deferred and amortized over 30 years on straight-line basis.

Minnesota Life Insurance Company and Subsidiaries

(12) Notes Payable (continued)

   Notes payable as of December 31 were as follows:

                                                            1999     1998
                                                          -------- --------
                                                           (In thousands)
Corporate-surplus notes, 8.25%, 2025                      $125,000 $125,000
Consumer finance subsidiary-senior, 6.53%-8.77%, through
 2003                                                       93,000  142,000
                                                          -------- --------
  Total notes payable                                     $218,000 $267,000
                                                          ======== ========

   At December 31, 1999, the aggregate minimum annual notes payable maturities for the next four years were as follows: 2000, $33,000,000; 2001, $26,000,000;
2002, $22,000,000; 2003, $12,000,000; thereafter $125,000,000.
   Long-term borrowing agreements involving the consumer finance subsidiary include provisions with respect to borrowing limitations, payment of cash dividends on or purchases of common stock, and maintenance of liquid net worth of $41,354,000. The consumer finance subsidiary was in compliance with all such provisions at December 31, 1999.
   The Company maintains a line of credit, which is drawn down periodically throughout the year. As of December 1999 and 1998, the outstanding balance of this line of credit was $90,000,000 and $40,000,000, respectively.
   Interest paid on debt for the years ended December 31, 1999, 1998 and 1997, was $24,120,000, $25,008,000 and $18,197,000, respectively.

(13) Other Comprehensive Income

Comprehensive income is defined as any change in stockholder's equity originating from non-owner transactions. The Company had identified those changes as being comprised of net income, unrealized appreciation (depreciation) on securities, and unrealized foreign currency translation adjustments.
   The components of comprehensive income (loss), other than net income are illustrated below:

                                                   1999       1998      1997
                                                ----------  --------  --------
                                                       (In thousands)
Other comprehensive income (loss), before tax:
  Foreign currency translation adjustment       $      --   $    --   $  1,457
    Less: reclassification adjustment for gains
     included in net income                            --     (1,457)      --
                                                ----------  --------  --------
                                                       --     (1,457)    1,457
  Unrealized gains (loss) on securities            (59,499)  162,214   171,654
    Less: reclassification adjustment for gains
     included in net income                        (74,170)  (90,770)  (96,476)
                                                ----------  --------  --------
                                                 (133,669)    71,444    75,178
  Income tax expense related to items of other
   comprehensive income                             48,131   (23,045)  (28,274)
                                                ----------  --------  --------
  Other comprehensive income (loss), net of tax $  (85,538) $ 46,942  $ 48,361
                                                ==========  ========  ========

(14) Stock Dividends

During 1999, the Company declared and paid dividends to Securian Financial Group, Inc. totaling $59,109,000. These dividends were in the form of cash, common stock and the affiliated stock of Capitol City Property Management and HomePlus Insurance Agency, Inc. On December 14, 1998, the Company declared and accrued a dividend to Securian Financial Group, Inc. in the amount of $24,700,000, which was paid in 1999.

Minnesota Life Insurance Company and Subsidiaries

(14) Stock Dividends (continued)

   Dividend payments by Minnesota Life Insurance Company to its parent cannot exceed the greater of 10% of statutory capital and surplus as of the preceding year-end or the statutory net gain from operations for the current calendar year, without prior approval from the Department of Commerce. Based on this limitation and 1998 statutory results, Minnesota Life Insurance Company could have paid $168,076,000 in dividends in 1999 without prior approval.

(15) Commitments and Contingencies

The Company is involved in various pending or threatened legal proceedings arising out of the normal course of business. In the opinion of management, the ultimate resolution of such litigation will not have a material adverse effect on operations or the financial position of the Company.
   In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligations under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed uncollectible.
   The Company has issued certain participating group annuity and group life insurance contracts jointly with another life insurance company. The joint contract issuer has liabilities related to these contracts of $183,200,000 as of December 31, 1999. To the extent the joint contract issuer is unable to meet its obligation under the agreement, the Company remains liable.
   The Company has long-term commitments to fund private equities and real estate investments totaling $147,652,000 as of December 31, 1999. The Company estimates that $60,000,000 of these commitments will be invested in 2000, with the remaining $87,652,000 invested over the next four years.
   As of December 31, 1999, the Company had committed to purchase bonds and mortgage loans totaling $54,130,000 but had not completed the purchase transactions.
   The Company has a long-term lease agreement for rental space in downtown St. Paul and other locations. Minimum rental commitments under such leases are as follows: 2000, $2,400,000; 2001, $2,227,000; 2002, $2,092,000; 2003,
$2,108,000; 2004, $1,261,000; 2005, $22,000.
   At December 31, 1999, the Company had guaranteed the payment of $76,600,000 in policyholders dividends and discretionary amounts payable in 2000. The Company has pledged bonds, valued at $79,333,000 to secure this guarantee.
   The Company is contingently liable under state regulatory requirements for possible assessments pertaining to future insolvencies and impairments of unaffiliated insurance companies. The Company records a liability for future guaranty fund assessments based upon known insolvencies, according to data received from the National Organization of Life and Health Insurance Guaranty Association. At December 31, 1999 and 1998 the liability was ($352,000) and $1,105,000, respectively. An asset is recorded for the amount of guaranty fund assessments paid, which can be recovered through future premium tax credits. This asset was $5,485,000 and $7,282,000 for the periods ending December 31, 1999 and 1998, respectively. These assets are being amortized over a five-year period.
   At December 1999, the Company has guaranteed the payment of approximately $125,000,000 of senior notes issued by Capitol City Properties Management, Inc., an affiliated company through the expiration date of the notes June 1, 2021 or by mutual agreement of the parties. These notes were issued in conjunction with the financing of the Company's additional home office space.

Minnesota Life Insurance Company and Subsidiaries

(16) Statutory Financial Data

The Company also prepares financial statements according to statutory accounting practices prescribed or permitted by the Department of Commerce for purposes of filing with the Department of Commerce, the National Association of Insurance Commissioners and states in which the Company is licensed to do business. Statutory accounting practices focus primarily on solvency and surplus adequacy. The significant differences that exist between statutory and GAAP accounting, and their effects are illustrated below:

                                                       Year ended December
                                                      ----------------------
                                                         1999        1998
                                                      ----------  ----------
                                                         (In thousands)
Statutory capital and surplus                         $1,089,474  $  947,885
Adjustments:
  Deferred policy acquisition costs                      712,532     564,382
  Net unrealized investment gains (losses)               (49,572)    279,885
  Statutory asset valuation reserve                      310,626     239,455
  Statutory interest maintenance reserve                  30,984      49,915
  Premiums and fees deferred or receivable               (69,618)    (73,312)
  Change in reserve basis                                115,718     113,648
  Separate accounts                                      (64,860)    (56,816)
  Unearned policy and contract fees                     (144,157)   (118,459)
  Surplus notes                                         (125,000)   (125,000)
  Net deferred income taxes                             (125,094)   (173,907)
  Non-admitted assets                                     36,205      39,525
  Policyholders dividends                                 62,268      60,648
  Other                                                  (23,642)    (25,573)
                                                      ----------  ----------
Stockholder's equity as reported in the accompanying
 consolidated financial statements                    $1,755,864  $1,722,276
                                                      ==========  ==========

                                                  As of December 31
                                            --------------------------------
                                              1999       1998        1997
                                            --------  ----------  ----------
                                                    (In thousands)
Statutory net income                        $167,957  $  104,609  $  167,078
Adjustments:
  Deferred policy acquisition costs           29,164      18,042      26,878
  Statutory interest maintenance reserve     (18,931)     25,746        (538)
  Premiums and fees deferred or receivable     3,686         708       2,175
  Change in reserve basis                      2,555       3,011       9,699
  Separate accounts                           (8,044)     (5,644)     (6,272)
  Unearned policy and contract fees           (8,696)     (7,896)    (12,825)
  Net deferred income taxes                    1,439      15,351       7,832
  Policyholders dividends                      1,620       1,194       2,708
  Other                                        4,485       8,228      (6,839)
                                            --------  ----------  ----------
Net income as reported in the accompanying
 consolidated financial statements          $175,235  $  163,349  $  189,896
                                            ========  ==========  ==========

Minnesota Life Insurance Company and Subsidiaries

                                   Schedule I

       Summary of Investments--Other than Investments in Related Parties

                               December 31, 1999

                                                                 As Shown
                                                                  on the
                                                    Market     consolidated
Type of investment                      Cost(3)     Value    balance sheet(1)
------------------                     ---------- ---------- ----------------
                                                   (In thousands)
Bonds:
  United States government and
   government agencies and authorities $  151,864 $  143,597    $  143,597
  Foreign governments                     122,505    115,270       115,270
  Public utilities                        287,970    276,558       276,558
  Mortgage-backed securities            1,602,362  1,564,386     1,564,386
  All other corporate bonds             3,678,697  3,672,609     3,678,571
                                       ---------- ----------    ----------
      Total bonds                       5,843,398  5,772,420     5,778,382
                                       ---------- ----------    ----------
Equity securities:
  Common stocks:
    Public utilities                        7,475      9,072         9,072
    Banks, trusts and insurance compa-
     nies                                  25,959     25,399        25,399
    Industrial, miscellaneous and all
     other                                525,152    708,848       708,848
  Nonredeemable preferred stocks           28,428     26,950        26,950
                                       ---------- ----------    ----------
      Total equity securities             587,014    770,269       770,269
                                       ---------- ----------    ----------
Mortgage loans on real estate             696,672     XXXXXX       696,672
Real estate (2)                            36,793     XXXXXX        36,793
Policy loans                              237,335     XXXXXX       237,335
Other long-term investments               473,528     XXXXXX       473,528
Short-term investments                     93,993     XXXXXX        93,993
                                       ---------- ----------    ----------
      Total                             1,538,321        --      1,538,321
                                       ---------- ----------    ----------
Total investments                      $7,968,733 $6,542,689    $8,086,972
                                       ========== ==========    ==========

-------
(1) Amortized cost for bonds classified as held-to-maturity and fair value for common stocks and bonds classified as available-for-sale
(2) The carrying value of real estate acquired in satisfaction of indebtedness is $ -0-
(3) Original cost for equity securities and original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts for bonds and other investments

                       See independent auditors' report.

Minnesota Life Insurance Company and Subsidiaries

                                  Schedule III

                      Supplementary Insurance Information

                                 (In thousands)

                                   As of December 31,
                   ---------------------------------------------------
                               Future policy
                    Deferred      benefits                Other policy
                     policy    losses, claims              claims and
                   acquisition and settlement  Unearned     benefits
Segment               costs     expenses(1)   premiums(2)   payable
-------            ----------- -------------- ----------- ------------
1999:
 Life insurance     $535,709     $2,388,867    $172,430     $73,670
 Accident and
  health insur-
  ance                80,371        552,833      35,558      16,858
 Annuity              97,137      3,118,995          25         234
 Property and li-
  ability insur-
  ance                   --             441
                    --------     ----------    --------     -------
                    $713,217     $6,061,136    $208,013     $90,762
                    ========     ==========    ========     =======
1998:
 Life insurance     $421,057     $2,303,580    $146,042     $51,798
 Accident and
  health insur-
  ance                74,606        510,969      33,568      18,342
 Annuity              68,719      3,186,148          25         424
 Property and li-
  ability insur-
  ance                   --             480         556         --
                    --------     ----------    --------     -------
                    $564,382     $6,001,177    $180,191     $70,564
                    ========     ==========    ========     =======
1997:
 Life insurance     $434,012     $2,229,396    $166,704     $42,627
 Accident and
  health insur-
  ance                70,593        466,109      34,250      17,153
 Annuity              71,425      3,266,965         --        4,576
 Property and li-
  ability insur-
  ance                   --             280       1,116         --
                    --------     ----------    --------     -------
                    $576,030     $5,962,750    $202,070     $64,356
                    ========     ==========    ========     =======
                                      For the years ended December 31,
                   -----------------------------------------------------------------------
                                                         Amortization
                                            Benefits,    of deferred
                                  Net     claims, losses    policy      Other
                    Premium    investment and settlement acquisition  operating  Premiums
Segment            revenue(3)    income      expenses       costs     expenses  written(4)
-------            ----------- ---------- -------------- ------------ --------- ----------
1999:
 Life insurance    $  762,745   $258,483     $645,695      $ 88,731   $391,454
 Accident and
  health insur-
  ance                170,988     37,922      108,283        11,779    101,021
 Annuity               95,190    243,160      214,461        22,945     79,883
 Property and li-
  ability insur-
  ance                    (14)       491          323                      743      (570)
                   ----------- ---------- -------------- ------------ --------- ----------
                   $1,028,909   $540,056     $968,762      $123,455   $573,101   $  (570)
                   =========== ========== ============== ============ ========= ==========
1998:
 Life insurance    $  615,856   $246,303     $502,767      $114,589   $342,080
 Accident and
  health insur-
  ance                167,544     35,822      105,336        12,261     93,876
 Annuity               93,992    247,970      225,004        21,248    136,527
 Property and li-
  ability insur-
  ance                    662        986        2,848           --       1,187       103
                   ----------- ---------- -------------- ------------ --------- ----------
                   $  878,054   $531,081     $835,955      $148,098   $573,670   $   103
                   =========== ========== ============== ============ ========= ==========
1997:
 Life insurance    $  576,468   $247,267     $476,747      $102,473   $345,938
 Accident and
  health insur-
  ance                205,869     40,343       87,424         9,451    101,960
 Annuity               64,637    261,768      242,738        16,252    129,263
 Property and li-
  ability insur-
  ance                 40,316      4,395       33,773           --      13,146    43,376
                   ----------- ---------- -------------- ------------ --------- ----------
                   $  887,290   $553,773     $840,682      $128,176   $590,307   $43,376
                   =========== ========== ============== ============ ========= ==========

------
(1)  Includes policy and contract account balances
(2)  Includes unearned policy and contract fees
(3)  Includes policy and contract fees
(4)  Applies only to property and liability insurance

                       See independent auditors' report.

Minnesota Life Insurance Company and Subsidiaries

                                  Schedule IV

                                  Reinsurance

              For the years ended December 31, 1998, 1997 and 1996

                                                                            Percentage
                                       Ceded to     Assumed                 of amount
                            Gross        other    from other      Net       assumed to
                            amount     companies   companies     amount        net
                         ------------ ----------- ----------- ------------  ----------
                                                (In thousands)
1999:
 Life insurance in force $175,297,217 $21,279,606 $37,337,340 $191,354,951      19.5%
                         ============ =========== =========== ============
 Premiums:
  Life insurance         $    455,857 $    30,557 $    83,681 $    508,981      16.4%
  Accident and health
   insurance                  183,765      18,776       1,281      166,270       0.8%
  Annuity                      22,562         --          --        22,562       --
  Property and liability
   insurance                      591      17,797      17,192          (14)      n/a
                         ------------ ----------- ----------- ------------
   Total premiums        $    662,775 $    67,130 $   102,154 $    697,799      14.6%
                         ============ =========== =========== ============
1998:
 Life insurance in force $158,229,143 $18,656,917 $28,559,482 $168,131,708      17.0%
                         ============ =========== =========== ============
 Premiums:
  Life insurance         $    338,909 $    30,532 $    71,198 $    379,575      18.8%
  Accident and health
   insurance                  180,081      17,894       1,432      163,619       0.9%
  Annuity                      33,837         --          --        33,837       --
  Property and liability
   insurance                      581      18,837      18,918          662    2857.7%
                         ------------ ----------- ----------- ------------
   Total premiums        $    553,408 $    67,263 $    91,548 $    577,693      15.8%
                         ============ =========== =========== ============
1997:
 Life insurance in force $122,120,394 $14,813,351 $25,566,734 $132,873,777      19.2%
                         ============ =========== =========== ============
 Premiums:
  Life insurance         $    340,984 $    30,547 $    63,815 $    374,252      17.1%
  Accident and health
   insurance                  175,647      16,332       1,310      160,625       0.8%
  Annuity                      40,060         --          --        40,060       --
  Property and liability
   insurance                   38,995      11,651      12,972       40,316      32.2%
                         ------------ ----------- ----------- ------------
   Total premiums        $    595,686 $    58,530 $    78,097 $    615,253      12.7%
                         ============ =========== =========== ============

                       See independent auditors' report.

                             APPENDIX A

Calculation of Accumulation Unit Values

Calculation of the net investment factor and the accumulation unit value may be illustrated by the following hypothetical example. Assume the accumulation unit value of the Index 500 Sub-Account on the immediately preceding valuation period was $1.000000. Assume the following about the Series Fund Index 500 Portfolio:
(a) the net asset value per share of the Index 500 Portfolio was $1.394438 at the end of the current valuation period; (2) the Index 500 Portfolio declared a per share dividend and capital gain distribution in the amount of $.037162 during the current valuation period; and (3) the net asset value per share of the Index 500 Portfolio was $1.426879 at the end of the preceding valuation period.

The gross investment rate for the valuation period would be equal to 1.003300 (1.394438 plus .037162 divided by 1.426879). The net investment rate for the valuation period is determined by deducting the total Index 500 Sub-Account expenses from the gross investment rate. Total Index 500 Sub-Account expenses of
 .000040 is equal to .000034 for mortality and risk expense charge (the daily equivalent of .85% assuming 252 valuation dates per year) plus .000006 for contract administrative charge (the daily equivalent of .15% assuming 252 valuation dates per year). The net investment rate equals 1.003269 (1.003309 minus .000040).

The accumulation unit value at the end of the valuation period would be equal to the value on the immediately preceding valuation date ($1.00000) multiplied by the net investment factor for the current valuation period (1.003269), which produces $1.003269.

Calculation of Annuity Unit Values and Variable Annuity Payment

The determination of the annuity unit value and the annuity payment may be illustrated by the following hypothetical example. Assume that the contract has been in force for more than six years so that no deferred sales charge will apply and that there is no deduction for annuity premium taxes. Assume further that at the date of his or her retirement, the annuitant has credited to his or her account 30,000 accumulation units, and that the value of an accumulation unit on the valuation date next following the fourteenth day of the preceding month was $1.150000, producing a total value of $34,500. Assume also that the annuitant elects an option for which the table in the contract indicates the first monthly payment is $6.57 per $1,000 of value applied; the annuitant's first monthly payment would thus be 34.500 multiplied by $6.57, or $226.67.

Assume that the annuity unit value on the due date of the first payment was $1.100000. When this is divided into the first monthly payment, the number of annuity units represented by that payment is determined to be 206.064. The value of this same number of annuity units will be paid in each subsequent month.

Assume further that the accumulation unit value on the valuation date next following the fourteenth day of the succeeding month is $1.160000. This is divided by the accumulation unit value on the preceding monthly valuation date ($1.150000) to produce a ratio of 1.008696. Multiplying this ratio by .996338 to neutralize the assumed investment rate of 4.5% per annum already taken into account in determining annuity units as described above, produces a result of
1.005002. This is then multiplied by the preceding annuity unit value ($1.100000) to produce a current annuity value of $1.105502.

The second monthly payment is then determined by multiplying the fixed number of annuity units (206.064) by the current annuity unit value ($1.105502), which produces a second monthly annuity payment of $227.80.

                                     PART C

                               OTHER INFORMATION

                        Group Variable Annuity Account

                    Cross Reference Sheet to Other Information

                                    Form N-4

 Item
Number
------
   24.        Financial Statements and Exhibits

   25.        Directors and Officers of the Depositor

   26. Persons Controlled by or Under Common Control with the Depositor or Registrant

   27.        Number of Contract Owners

   28.        Indemnification

   29.        Principal Underwriters

   30.        Location of Accounts and Records

   31.        Management Services

   32.        Undertakings

PART C.  OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


(a) Audited Financial Statements of Group Variable Annuity Account for the period ended December 31, 1999, are included in Part B of this filing and consist of the following:

        1. Independent Auditors' Report - The Board of Trustees of Minnesota Life Insurance Company and Contract Owners of Group Variable Annuity Account.

        2. Statements of Assets and Liabilities - Group Variable Annuity
           Account.

        3. Statements of Operations - Group Variable Annuity Account.

        4. Statements of Changes in Net Assets - Group Variable Annuity Account, year ended December 31, 1999.

        5. Statements of Changes in Net Assets - Group Variable Annuity Account, year ended December 31, 1999.

        6. Notes to Financial Statements - Group Variable Annuity Account.

(b) Audited Consolidated Financial Statements and Supplementary Schedules of the Depositor, Minnesota Life Insurance Company and subsidiaries, are included in Part B of this filing and consist of the following:

        1. Independent Auditors' Report - Minnesota Life Insurance Company and subsidiaries, for the fiscal year ended December 31, 1999 and 1998.

        2. Consolidated Balance Sheets - Minnesota Life Insurance Company and subsidiaries, for the fiscal year ended December 31, 1999 and 1998.

        3. Consolidated Statements of Operations and Comprehensive Income - Minnesota Life Insurance Company and subsidiaries, for the fiscal years ended December 31, 1999, 1998 and 1997.

        4. Consolidated Statements of Changes in Stockholder's Equity - Minnesota Life Insurance Company and subsidiaries, for the fiscal years ended December 31, 1999, 1998 and 1997.

        5. Consolidated Statements of Cash Flows - Minnesota Life Insurance Company and subsidiaries, for the fiscal years ended December 31, 1999, 1998 and 1997.

        6. Notes to Consolidated Financial Statements - Minnesota Life Insurance Company and subsidiaries, for the fiscal years ended December 31, 1999 and 1998.

        7. Schedule I - Summary of Investments-Other than Investments in Related Parties - Minnesota Life Insurance Company and subsidiaries, for the fiscal year ended December 31, 1999.

        8. Schedule III - Supplementary Insurance Information - Minnesota Life Insurance Company and subsidiaries, for the fiscal years ended December 31, 1999 and 1998.

        9. Schedule IV - Reinsurance - Minnesota Life Insurance Company and subsidiaries, for the fiscal years ended December 31, 1999, 1998 and 1997.

(c) Exhibits

    1. The Resolution of The Minnesota Mutual Life Insurance Company's Board of Trustees establishing Minnesota Mutual Group Variable Annuity Account previously filed as this exhibit to Registrant's Form N-4, File Number 33-79534, Post-Effective Amendment Number 5, is hereby incorporated by reference.

    2.  Not applicable.

    3. (a) Form of Distribution Agreement previously filed as this exhibit to Registrant's Form N-4, File Number 33-79534, Post-Effective Amendment Number 5, is hereby incorporated by reference.

        (b) Form of Broker-Dealer Sales Agreement previously filed as this exhibit to Registrant's Form N-4, File Number 33-79534, Post-Effective Amendment Number 5, is hereby incorporated by reference.

    4. (a) The specimen copy of the Group Deferred Variable Annuity Contract, form number 94-9310 Rev. 2-96 previously filed as this exhibit to Registrant's Form N-4, File Number 33-79534, Post-Effective Amendment Number 4, is hereby incorporated by reference.

        (b) The specimen copy of the Participant's Certificate of Insurance, form number MHC-94-9311 previously filed as this exhibit to Registrant's Form N-4, File Number 33-79534, Post-Effective Amendment Number 8, is hereby incorporated by reference.


        (c) The specimen copy of the Annuitization Endorsement, form number MHC-94-9312 previously filed as this exhibit to Registrant's Form N-4, File Number 33-79534, Post-Effective Amendment Number 8, is hereby incorporated by reference.

        (d) The specimen copy of the Group Deferred Variable Annuity Contract, form number 95-9330 Rev. 2-96 previously filed as this exhibit to Registrant's Form N-4, File Number 33-79534, Post-Effective Amendment Number 4, is hereby incorporated by reference.

        (e) The specimen copy of the Group Deferred Variable Annuity Certificate, form number 95-9331 Rev. 2-96 previously filed as this exhibit to Registrant's Form N-4, File Number 33-79534, Post-Effective Amendment Number 4, is hereby incorporated by reference.

        (f) The specimen copy of the Group Deferred Variable Annuity Contract, form number 95-9332 Rev. 2-96 previously filed as this exhibit to Registrant's Form N-4, File Number 33-79534, Post-Effective Amendment Number 4, is hereby incorporated by reference.

        (g) The specimen copy of the Group Deferred Variable Annuity Certificate, form number 95-9333 Rev. 2-96 previously filed as this exhibit to Registrant's Form N-4, File Number 33-79534, Post-Effective Amendment Number 4, is hereby incorporated by reference.

        (h) The specimen copy of the Group Deferred Variable Annuity Certificate, form number 95-9338 previously filed as this exhibit to Registrant's Form N-4, File Number 33-79534, Post-Effective Amendment Number 5, is hereby incorporated by reference.

        (i) TSA Limited Benefit Group Variable Annuity Certificate, form number 97-9421 previously filed as this exhibit to Registrant's Form N-4, File Number 33-79534, Post-Effective Amendment Number 6, is hereby incorporated by reference.

    5.  (a)  Application, form number F. 18210 Rev. 12-81,
             Contract Owner Application previously filed as this exhibit to Registrant's Form N-4, File Number 33-79534, Post-Effective Amendment Number 5, is hereby incorporated by reference.

        (b)  Application, form number MSRS 240 Rev. 9-94,
             Participant Application previously filed as this exhibit to Registrant's Form N-4, File Number 33-79534, Post-Effective Amendment Number 5, is hereby incorporated by reference.

        (c) Annuity Application, form number 95-9325 previously filed as this exhibit to Registrant's Form N-4, File Number 33-79534, Post-Effective Amendment Number 5, is hereby incorporated by reference.

        (d)  Group TSA Variable Annuity Application, form number
             95-9329 previously filed as this exhibit to Registrant's Form N-4, File Number 33-79534, Post-Effective Amendment Number 5, is hereby incorporated by reference.

        (e) Annuity Application, form number 97-9422 12-1997 previously filed as this exhibit to Registrant's Form N-4, File Number 33-79534, Post-Effective Amendment Number 6, is hereby incorporated by reference.


    6. (a) The Restated Certificate of Incorporation previously filed as this exhibit to Registrant's Form N-4, File Number 33-79534, Post-Effective Amendment Number 7, is hereby incorporated by reference.


        (b) The By-Laws of Minnesota Life Insurance Company previously filed as this exhibit to Registrant's Form N-4, File Number 33-79534, Post-Effective Amendment Number 7, is hereby incorporated by reference.

    7.  Not applicable.

    8. Deferred Compensation Business Plan Agreement previously filed as this exhibit to Registrant's Form N-4, File Number 33-79534,
        Post-Effective Amendment Number 5, is hereby incorporated by reference.

    9.  Opinion and Consent of Donald F. Gruber, Esq.


   10.  (a)  Consent of KPMG LLP.


        (b) Minnesota Life Insurance Company Power of Attorney to Sign Registration Statement.


   11.  Not applicable.

   12.  Not applicable.

   13.  Schedule for Computation of Performance Quotations.

        (a) Money Market Segregated Sub-Account Performance Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 33-79534, Post-Effective Amendment Number 5, is hereby incorporated by reference.

        (b) Index 500 Segregated Sub-Account Performance Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 33-79534, Post-Effective Amendment Number 5, is hereby incorporated by reference.

        (c) Long-Term Corporate Segregated Sub-Account Performance Calculations previously filed as this exhibit to Registrant's
             Form N-4, File Number 33-79534, Post-Effective Amendment Number 5, is hereby incorporated by reference.

        (d) Vanguard/Wellington Segregated Sub-Account Performance Calculations previously filed as this exhibit to Registrant's
             Form N-4, File Number 33-79534, Post-Effective Amendment Number 5, is hereby incorporated by reference.

        (e) Fidelity Contrafund Segregated Sub-Account Performance Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 33-79534, Post-Effective Amendment Number 5, is hereby incorporated by reference.

        (f) Scudder International Segregated Sub-Account Performance Calculations previously filed as this exhibit to Registrant's
             Form N-4, File Number 33-79534, Post-Effective Amendment Number 5, is hereby incorporated by reference.

        (g) Janus Twenty Segregated Sub-Account Performance Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 33-79534, Post-Effective Amendment Number 5, is hereby incorporated by reference.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR



Name and Principal            Positions and Offices         Positions and Offices
Business Address              with Insurance Company        with Registrant
Anthony L. Andersen           Director                      None
H. B. Fuller Company
2424 Territorial Road
St. Paul, MN 55114

Leslie S. Biller              Director                      None
Wells Fargo & Company
MAC 0101-121
420 Montgomery Street
San Francisco, CA 94104

John F. Bruder                Senior Vice President         None
Minnesota Life Insurance
 Company
400 Robert Street North
St. Paul, MN 55101

Keith M. Campbell             Senior Vice President         None
Minnesota Life Insurance
 Company
400 Robert Street North
St. Paul, MN 55101

John F. Grundhofer            Director                      None
U.S. Bancorp
601 2nd Avenue South
Suite 2900
Minneapolis, MN 55402-4302

Robert E. Hunstad             Director and Executive       None
Minnesota Life Insurance      Vice President
 Company
400 Robert Street North
St. Paul, MN 55101


James E. Johnson              Senior Vice President         None
Minnesota Life Insurance
 Company
400 Robert Street North
St. Paul, MN 55101

Dennis E. Prohofsky           Director, Senior Vice         None
Minnesota Life Insurance      President, General
 Company                      Counsel and Secretary
400 Robert Street North
St. Paul, MN 55101


Robert L. Senkler             Chairman, President and       None
Minnesota Life Insurance      Chief Executive Officer
 Company
400 Robert Street North
St. Paul, MN 55101

Michael E. Shannon            Director                      None
Ecolab, Inc.
370 Wabasha Street
Ecolab Center
St. Paul, MN 55102

Gregory S. Strong             Senior Vice President         None
Minnesota Life Insurance      and Chief Financial
 Company                      Officer
400 Robert Street North
St. Paul, MN 55101

Terrence M. Sullivan          Senior Vice President         None
Minnesota Life Insurance
 Company
400 Robert Street North
St. Paul, MN 55101

Randy F. Wallake              Senior Vice President         None
Minnesota Life Insurance
 Company
400 Robert Street North
St. Paul, MN 55101

William N. Westhoff           Director, Senior Vice         None
Minnesota Life Insurance      President and Treasurer
 Company
400 Robert Street North
St. Paul, MN 55101

Frederick T. Weyerhaeuser     Director                      None
Clearwater Investment Trust
332 Minnesota Street
Suite W-2090
St. Paul, MN 55101-1308


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE
         DEPOSITOR OR REGISTRANT

Wholly-owned subsidiary of Minnesota Mutual Companies, Inc.:

     Securian Holding Company (Delaware)

Wholly-owned subsidiary of Securian Holding Company:

     Securian Financial Group, Inc. (Delaware)
     Capitol City Property Management, Inc.

Wholly-owned subsidiary of Securian Financial Group, Inc.

     Minnesota Life Insurance Company
     HomePlus Insurance Agency, Inc.

Wholly-owned subsidiaries of Minnesota Life Insurance Company:

     Advantus Capital Management, Inc.
     HomePlus Insurance Company
     Northstar Life Insurance Company (New York)
     The Ministers Life Insurance Company
     MIMLIC Life Insurance Company (Arizona)
     Robert Street Energy, Inc.
     Personal Finance Company (Delaware)
     Enterprise Holding Corporation

Wholly-owned subsidiary of Advantus Capital Management, Inc.:

     Ascend Financial Services, Inc.

Wholly-owned subsidiaries of Ascend Financial Services, Inc.:

     MIMLIC Insurance Agency of Massachusetts, Inc. (Massachusetts) MIMLIC Insurance Agency of Texas, Inc. (Texas)
     Ascend Insurance Agency of Nevada, Inc. (Nevada)
     Ascend Insurance Agency of Oklahoma, Inc. (Oklahoma)

Wholly-owned subsidiaries of Enterprise Holding Corporation:

     Financial Ink Corporation
     Oakleaf Service Corporation
     Concepts in Marketing Research Corporation
     Lafayette Litho, Inc.
     DataPlan Securities, Inc. (Ohio)
     MIMLIC Imperial Corporation
     MIMLIC Funding, Inc.
     MCM Funding 1997-1, Inc.
     MCM Funding 1998-1, Inc.
     MIMLIC Venture Corporation
     Ministers Life Resources, Inc.
     Wedgewood Valley Golf, Inc.

Wholly-owned subsidiary of HomePlus Insurance Agency, Inc.:

     HomePlus Insurance Agency of Texas, Inc. (Texas)

Majority-owned subsidiary of Ascend Financial Services, Inc.:

     MIMLIC Insurance Agency of Ohio, Inc. (Ohio)

Open-end registered investment company offering shares solely to separate accounts of Minnesota Life Insurance Company:

     Advantus Series Fund, Inc.

Fifty percent-owned subsidiary of MIMLIC Imperial Corporation:

     C.R.I. Securities, Inc.

Majority-owned subsidiaries of Minnesota Life Insurance Company:

     MIMLIC Life Insurance Company (Arizona)
     Advantus Enterprise Fund, Inc.
     Advantus International Balanced Fund, Inc.
     Advantus Venture Fund, Inc.
     Advantus Real Estate Securities Fund, Inc.

Less than majority owned, but greater than 25% owned, subsidiaries of Minnesota Life Insurance Company:

     Advantus Cornerstone Fund, Inc.

Less than 25% owned subsidiaries of Minnesota Life Insurance Company:

     Advantus Horizon Fund, Inc.
     Advantus Spectrum Fund, Inc.
     Advantus Mortgage Securities Fund, Inc.
     Advantus Bond Fund, Inc.
     Advantus Money Market Fund, Inc.
     Advantus Index 500 Fund, Inc.

Unless indicated otherwise parenthetically, each of the above corporations is a Minnesota corporation.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of March 10, 2000, the number of Contract Participants for this Registration Statement were as follows:

                                                  Number of Record
         Title of Class                                Holders

  Group Variable Annuity Contracts                      2,275

ITEM 28. INDEMNIFICATION

The State of Minnesota has an indemnification statute, found at Minnesota Statutes 300.083, as amended, effective January 1, 1984, which requires indemnification of individuals only under the circumstances described by the statute. Expenses incurred in the defense of any action, including attorneys' fees, may be advanced to the individual after written request by the board of directors upon receiving an undertaking from the individual to repay any amount advanced unless it is ultimately determined that he or she is entitled to be indemnified by the corporation as authorized by the statute and after a determination that the facts then known to those making the determination would not preclude indemnification.

Indemnification is required for persons made a part to a proceeding by reason of their official capacity so long as they acted in good faith, received no improper personal benefit and have not been indemnified by another organization. In the case of a criminal proceeding, they must also have had no reasonable cause to believe the conduct was unlawful. In respect to other acts arising out of official capacity: (1) where the person is acting directly for the corporation there must be a reasonable belief by the person that his or her conduct was in the best interests of the corporation or; (2) where the person is serving another organization or plan at the request of the corporation, the person must have reasonably believed that his or her conduct was not opposed to the best interests of the corporation. In the case of persons not directors, officers or policy-making employees, determination of eligibility for indemnification may be made by a board-appointed committee of which a director is a member. For other employees, directors and officers, the determination of eligibility is made by the Board or a committee of the Board, special legal counsel, the shareholder of the corporation or pursuant to a judicial proceeding.


Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Minnesota Life Insurance Company and Group Variable Annuity Account pursuant to the foregoing provisions, or otherwise, Minnesota Life Insurance Company and Group Variable Annuity Account have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Minnesota Life Insurance Company and Group Variable Annuity Account of expenses incurred or paid by a director, officer or controlling person of Minnesota Life Insurance Company and Group Variable Annuity Account in the successful defense of any action, suit or proceeding) is asserted by such director, officer of controlling person in connection with the securities being registered, Minnesota Life Insurance Company and Group Variable Annuity Account will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS


(a) The principal underwriter is Ascend Financial Services, Inc. Ascend Financial Services, Inc. also is the principal underwriter for eleven other organized mutual funds (Advantus Spectrum Fund, Inc., Advantus Bond Fund, Inc., Advantus Horizon Fund, Inc., Advantus Money Market Fund, Inc., Advantus Mortgage Securities Fund, Inc., Advantus Cornerstone Fund, Inc., Advantus Enterprise Fund, Inc., Advantus International Balanced Fund, Inc., Advantus Venture Fund, Inc., Advantus Index 500 Fund, Inc., Advantus Real Estate Securities Fund, Inc.) and for four additional separate accounts of Minnesota Life Insurance Company, all which offer contracts on a variable basis.


(b) Directors and officers of the Underwriter.


                                   Positions and                 Positions and
Name and Principal                 Offices                       Offices
Business Address                   with Underwriter              with Registrant
------------------                 ----------------              ---------------
Robert E. Hunstad                  Director                      None
Minnesota Life
  Insurance Company
400 Robert Street North
St. Paul, Minnesota 55101

George I. Connolly                 President, Chief              None
Ascend Financial Services, Inc.    Executive Officer
400 Robert Street North            and Director
St. Paul, Minnesota 55101


Margaret Milosevich                Vice President, Chief         Assistant
Ascend Financial Services, Inc.    Operations Officer,           Secretary
400 Robert Street North            Treasurer and Secretary
St. Paul, Minnesota 55101

Loyall E. Wilson                   Vice President and            None
Ascend Financial Services, Inc.    Chief Compliance
400 Robert Street North            Officer
St. Paul, Minnesota 55101

Dennis E. Prohofsky                Director                      None
Minnesota Life
  Insurance Company
400 Robert Street North
St. Paul, Minnesota 55101

Thomas L. Clark                    Assistant Treasurer           Assistant
Ascend Financial Services, Inc.    and Assistant Secretary       Secretary
400 Robert Street North
St. Paul, Minnesota 55101


(c) All commission and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:


 Name of           Net Underwriting    Compensation on
Principal           Discounts and       Redemption or      Brokerage       Other
Underwriter          Commissions        Annuitization      Commissions  Compensation
-----------        ----------------    ---------------     -----------  ------------
Ascend Financial    $1,094,256
Services, Inc.



*Note: This figure does not include compensation paid to registered representatives of Ascend Financial Services, Inc. who are also licensed sales representatives of Minnesota Life. These registered representatives are paid directly by Minnesota Life on behalf of Ascend Financial
Services, Inc.


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


The accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are in the physical possession of Minnesota Life Insurance Company, St. Paul, Minnesota 55101-2098.


ITEM 31. MANAGEMENT SERVICES

None.

ITEM 32. UNDERTAKINGS

(a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the Contracts may be accepted.

(b) The Registrant hereby undertakes to include as part of any application to purchase a contract offered by the prospectus a space that an applicant can check to request a Statement of Additional Information.

(c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

(d) The Company hereby represents that it is relying upon and complies with the provisions of Paragraph (1) through (4) of the SEC Staff's No-Action Letter dated November 22, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC No-Action Letter, [1959 Transfer Binder] Fed. Sec. L. Rep. (CCH) para. 78,904 at 78,533 (November 22, 1988).


(e) Minnesota Life Insurance Company hereby represents that, as to the variable annuity policies which are the subject of this Registration Statement, File No. 33-79534, the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Minnesota Life Insurance Company.

                                     SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 the Registrant, Group Variable Annuity Account certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration Statement and has duly caused this amendment to the Registration Statement to be signed on its behalf by the Undersigned, thereunto duly authorized, in the City of Saint Paul, and State of Minnesota, on the 24th day of April, 2000.

                                   GROUP VARIABLE ANNUITY ACCOUNT
                                   (Registrant)

                              By:  MINNESOTA LIFE INSURANCE COMPANY
                                   (Depositor)


                              By
                                 -----------------------------------
                                       Robert L. Senkler
                                 Chairman of the Board, President
                                   and Chief Executive Officer


Pursuant to the requirements of the Securities Act of 1933, the Depositor, Minnesota Life Insurance Company, has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Saint Paul, and State of Minnesota, on the 24th day of April, 2000.

                              MINNESOTA LIFE INSURANCE COMPANY


                              By
                                ---------------------------------------
                                        Robert L. Senkler
                                   Chairman of the Board, President
                                       and Chief Executive Officer



Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities with the Depositor and on the date indicated.

     Signature                Title                         Date

------------------------      Chairman, President and       April 24, 2000
Robert L. Senkler             Chief Executive Officer



*
------------------------      Director
Anthony L. Andersen


------------------------      Director
Leslie S. Biller


*
------------------------      Director
John F. Grundhofer


*
------------------------      Director
Robert E. Hunstad



*
------------------------      Director
Dennis E. Prohofsky






------------------------      Director
Michael E. Shannon



*
------------------------      Director
William N. Westhoff

*
------------------------      Director
Frederick T. Weyerhaeuser


------------------------      Senior Vice President         April 24, 2000
Gregory S. Strong             (chief financial officer)



------------------------      Senior Vice President         April 24, 2000
Gregory S. Strong             (chief accounting officer)



------------------------      Senior Vice President and     April 24, 2000
William N. Westhoff           Treasurer (treasurer)



------------------------      Director and Attorney-in-Fact April 24, 2000
Dennis E. Prohofsky


* Pursuant to power of attorney dated December 13, 1999, a copy of which is filed herewith.

                                   EXHIBIT INDEX


EXHIBIT NUMBER                 DESCRIPTION OF EXHIBIT

   9.          Opinion and Consent of Donald F. Gruber, Esq.

  10.  (a)    Consent of KPMG LLP

       (b) Minnesota Life Insurance Company Power of Attorney to Sign Registration Statement